SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Cash Management Trust, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1999. It begins with an investment review of the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

In Automated Cash Management Trust, your ready cash is at work pursuing daily income, along with a high level of liquidity and a stable net asset value of $1.00 per share. 1 At the end of the reporting period, the fund's $2.44 billion in net assets were invested in commercial paper (36.8%), variable rate instruments (23.3%), repurchase agreements (13.4%), certificates of deposit (11.0%), short-term notes (8.2%), time deposits (4.5%), and loan participation securities (2.8%).

Over the six-month reporting period, dividends paid to shareholders of Institutional Service Shares and Cash II Shares each totaled $0.02 per share. On the last day of the reporting period, the 30-day net yields for Institutional Service Shares and Cash II Shares were 4.58% and 4.41%, respectively, while the 7-day net yields were 4.57% and 4.40%, respectively. 2

Thank you for participating in the daily earning power of Automated Cash Management Trust. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 1999

1 An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Investment Review

Automated Cash Management Trust invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or if unrated be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

Economic growth during the second half of 1998 resumed its above-average pace after a brief slowdown in the second quarter. Specifically, third quarter gross domestic product ("GDP") registered 3.90%, while fourth quarter GDP topped the year at 5.60%. Despite the high growth, inflation remained subdued by all measures. The consumer price index rose just 1.60% on an annualized basis for the six months ended January 31, 1999. For the same time period, the producer price index increased 1.70%, while the employment cost index grew 3.50%. Despite the higher number associated with wage and benefit increases, the uptick in productivity more than outweighed the higher cost base. This productivity/technology factor has been referred to by Federal Reserve Board ("Fed") Chairman Greenspan in many of his positive discussions on economic outlook.

Thirty-day commercial paper started the reporting period at 5.56% on July 31, 1998, hovered in the 5.50% range until September 23, 1998, when expectations began to surface about the Fed lowering rates, and then increased as high as 5.51% during the month of December due to year-end spread pressures. Those pressures evaporated in January 1999 and the period ended with a 4.81% rate for 30-day commercial paper.

The money market yield curve looked lower but similarly shaped during the reporting period. One- month and six-month commercial paper rates declined 75 basis points and 77 basis points, respectively, reflecting the accommodative Fed policy based on concern in the market about the lack of liquidity in the U.S. credit markets. The Fed responded to this by lowering the federal funds target rate three times during the period -25 basis points on September 29, 1998, 25 basis points on October 15, 1998, and 25 basis points on November 17, 1998, to end the reporting period with a 4.75% target rate. The Fed also lowered the discount rate twice by 25 basis points to 4.75% on October 15, 1998, and by 25 basis points on November 17, 1998, to 4.50%.

The target average maturity range for Automated Cash Management Trust was lengthened from 40-50 days to 45-55 days on October 1, 1998, reflecting the Fed's concern about liquidity in the credit markets and the Fed easing scenario. In structuring the fund, there was continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 1999, the net assets of Automated Cash Management Trust increased from $2.438 to $2.444 billion. The effective average maturity of the Fund on January 31, 1999 was 54 days.

Portfolio of Investments

JANUARY 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                                                   VALUE

                  COMMERCIAL PAPER-36.8% 1

                  BANKING-7.1%

 $   30,000,000   Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                  Imperial
                  Bank of Commerce), 4.962% - 4.984%, 2/22/1999 - 3/30/1999        $     29,865,883
     35,000,000   Cregem North America, Inc., (Guaranteed by Credit Communal
                  de Belgique, Brussles), 4.943% - 5.635%, 2/3/1999 -

                  2/23/1999                                                              34,936,033
     12,644,000   Fountain Square Commercial Funding Corp., (Fifth Third Bank,
                  Cincinnati Support Agreement), 4.973% - 5.449%, 2/8/1999 -

                  6/14/1999                                                              12,561,925
     22,000,000   Lloyds Bank PLC, London, 5.060%, 2/25/1999                             21,927,253
     14,000,000   Societe Generale North America, Inc., (Guaranteed by Societe
                  Generale, Paris), 5.122%, 4/5/1999                                     13,877,745
     10,000,000   UBS Finance (Delaware), Inc., (UBS AG LOC), 4.953%,
                  3/29/1999                                                               9,924,556
     30,000,000   Westpac Banking Corp. Ltd., Sydney, 5.129%, 4/1/1999                   29,754,167
     20,000,000   Wood Street Funding Corp., 4.889% - 5.423%, 2/1/1999 -
                  2/19/1999                                                              19,963,475
                  TOTAL                                                                 172,811,037

                  BROKERAGE-1.0%

     24,000,000   Salomon Smith Barney Holdings, Inc., 5.145%, 3/8/1999                  23,881,467
                  FINANCE-AUTOMOTIVE-3.3%
     56,000,000   Chrysler Financial Co. LLC, 4.940%, 4/12/1999                          55,468,622
     25,000,000   Ford Motor Credit Corp., 5.138%, 2/5/1999                              24,985,972
                  TOTAL                                                                  80,454,594
                  FINANCE-COMMERCIAL-13.5%

     50,000,000   Asset Securitization Cooperative Corp., 5.156%, 4/16/1999              49,479,944
     40,000,000   Beta Finance, Inc., 5.003% - 5.106%, 4/15/1999 - 5/28/1999             39,430,408
     10,000,000   Corporate Asset Funding Co., Inc. (CAFCO), 5.080%, 2/10/1999            9,987,500
     70,000,000   General Electric Capital Corp., 5.058% - 5.650%, 2/4/1999 -
                  3/17/1999                                                              69,832,754
     36,000,000   Greenwich Funding Corp., 4.889% - 5.215%, 3/5/1999 -
                  4/6/1999                                                               35,744,961

PRINCIPAL

AMOUNT                                                                                   VALUE

                  COMMERCIAL PAPER-continued 1

                  FINANCE-COMMERCIAL-CONTINUED

 $   35,000,000   PREFCO-Preferred Receivables Funding Co., 5.164% - 5.274%,
                  2/26/1999 - 3/8/1999                                             $     34,866,458
     10,000,000   Receivables Capital Corp., 5.468%, 2/4/1999                             9,995,500
     82,000,000   Sheffield Receivables Corp., 4.902% - 5.499%, 2/22/1999 -
                  3/23/1999                                                              81,506,925
                  TOTAL                                                                 330,844,450

                  FINANCE-RETAIL-7.6%

     20,000,000   American Express Credit Corp., 5.023%, 4/12/1999                       19,809,444
     33,000,000   Associates Corp. of North America, 4.867% - 5.401%,
                  3/9/1999 - 4/19/1999                                                   32,739,782
     25,000,000   Associates First Capital B.V., (Guaranteed by Associates

                  First Capital Corp.), 4.908%, 5/17/1999                                24,647,813
     45,000,000   Associates First Capital Corp., 4.949% - 5.094%, 4/19/1999 -
                  5/27/1999                                                              44,451,929
     50,000,000   Household Finance Corp., 4.852%, 2/1/1999                              50,000,000
     13,000,000   Island Finance, Puerto Rico, 5.200%, 2/16/1999                         12,972,104
                  TOTAL                                                                 184,621,072
                  INSURANCE-2.8%

     55,000,000   Aspen Funding Corp., 4.852% - 5.110%, 2/1/1999 - 2/22/1999             54,912,150
     15,000,000   CXC, Inc., 5.161%, 5/17/1999                                           14,779,938
                  TOTAL                                                                  69,692,088
                  MACHINERY, EQUIPMENT, AUTO-1.0%

     25,000,000   Eaton Corp., 5.026% - 5.649%, 5/11/1999 - 5/21/1999                    24,626,486
                  TRANSPORTATION-AIR FREIGHT-0.5%
     11,925,000   United Parcel Service, 4.983%, 6/4/1999                                11,728,615
                  TOTAL COMMERCIAL PAPER                                                898,659,809
                  SHORT-TERM NOTES-8.2%
                  BANKING-1.4%
     25,000,000   Abbey National Treasury Services, PLC, 4.990%, 1/10/2000               24,993,202
     10,000,000   SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                  International, PLC), 5.270%, 4/23/1999                                 10,000,000
                  TOTAL                                                                  34,993,202

                  FINANCE-AUTOMOTIVE-1.9%

      1,833,747   Chase Manhattan Auto Owner Trust 1998-C, Class A-1, 5.588%,

                  7/9/1999                                                                1,833,660
        664,124   Compass Auto Receivables Trust 1998-A, Class A-1, 5.659%,
                  7/15/1999                                                                 664,124
     10,337,371   Ford Credit Auto Owner Trust 1998-C, Class A-2, 5.670%,
                  6/15/1999                                                              10,337,371

PRINCIPAL

AMOUNT                                                                                   VALUE

                  SHORT-TERM NOTES-continued

                  FINANCE-AUTOMOTIVE-CONTINUED

 $    9,000,000   Honda Auto Receivables 1999-1 Owner Trust, Class A-1,
                  4.974%, 2/15/2000                                                $      9,000,000
     10,579,010   MMCA Auto Owner Trust 1998-1, Class A-1, 5.621%, 8/16/1999             10,579,010
     14,402,229   Premier Auto Trust 1998-5, Class A-1, 5.140%, 7/8/1999                 14,399,481
                  TOTAL                                                                  46,813,646
                  FINANCE-COMMERCIAL-1.8%

      5,000,000 2 Beta Finance, Inc., 5.020%, 1/20/2000                                   5,000,000
      5,000,000 2 Beta Finance, Inc., 5.030%, 2/4/2000                                    5,000,000
     20,000,000 2 Beta Finance, Inc., 5.045%, 1/20/2000                                  20,000,000
     15,000,000 2 Beta Finance, Inc., 5.790%, 4/8/1999                                   14,999,729
                  TOTAL                                                                  44,999,729
                  FINANCE EQUIPMENT-0.5%

      2,910,378   Case Equipment Receivables Trust 1998-B, Class A-1, 5.608%,

                  9/15/1999                                                               2,910,378
      8,044,196   Copelco Capital Funding Trust 1998-A, Class A-1, 5.680%,
                  8/15/1999                                                               8,044,196
                  TOTAL                                                                  10,954,574

                  FINANCE-LEASING-1.4%

     34,885,493 Green Tree Lease Finance 1998-1, LLC, Class A-1, 5.201%,

                  1/20/2000                                                              34,885,493
                  FINANCE-RECREATION-0.4%

     10,210,531   Greentree Recreational, Equipment & Consumer Trust 1998-C,

                  Class A-1, 5.554%, 8/15/1999                                           10,210,531

                  INSURANCE-0.8%

     19,000,000   WFS Financial 1998-C Owner Trust, Class A-1, (Guaranteed by

                  FSA), 5.395%, 11/20/1999                                               19,000,000
                  TOTAL SHORT-TERM NOTES                                                201,857,175

                  CERTIFICATE OF DEPOSIT-11.0%

                  BANKING-11.0%

     30,000,000   Bank of Nova Scotia, Toronto, 5.870%, 4/29/1999                        29,995,210
     23,000,000   Bankers Trust Co., New York, 5.645% - 5.717%, 2/26/1999 -
                  5/21/1999                                                              23,000,059
     20,000,000   Barclays Bank of Canada, (Guaranteed by Barclays Bank PLC,
                  London), 5.016%, 1/13/2000                                             19,994,516
     55,000,000   Canadian Imperial Bank of Commerce, 5.030% - 5.800%,
                  4/1/1999 - 1/27/2000                                                   54,986,226
     10,000,000   Commerzbank AG, Frankfurt, 5.066%, 4/6/1999                            10,000,173

PRINCIPAL

AMOUNT                                                                                   VALUE

                  CERTIFICATE OF DEPOSIT-continued

                  BANKING-CONTINUED

 $   55,000,000   KeyBank, N.A., 5.080%, 4/9/1999                                  $     55,000,000
     56,000,000   Societe Generale, Paris, 5.690% - 5.900%, 2/26/1999 -
                  4/28/1999                                                              55,997,130
     10,000,000   Svenska Handelsbanken, Stockholm, 5.800%, 4/6/1999                      9,999,245
     10,000,000   UBS AG, 4.939%, 1/13/2000                                              10,007,191
                  TOTAL CERTIFICATE OF DEPOSIT                                          268,979,750
                  LOAN PARTICIPATION-2.8%

                  ELECTRICAL EQUIPMENT-0.5%

     13,000,000   Mt. Vernon Phenol Plant Partnership, (Guaranteed by General

                  Electric Co.), 5.370%, 5/17/1999                                       13,000,000
                  FINANCE - AUTOMOTIVE-1.0%

     25,000,000   General Motors Acceptance Corp., Mortgage of PA, (Guaranteed

                  by General Motors Acceptance Corp.), 5.120%, 2/1/1999                  25,000,000
                  FINANCE - EQUIPMENT-1.3%

     31,000,000   Pitney Bowes Credit Corp., 5.046%, 2/10/1999                           30,961,056
                  TOTAL LOAN PARTICIPATION                                               68,961,056
                  VARIABLE RATE INSTRUMENTS-23.3% 3
                  BANKING-8.9%
     48,000,000   Bankers Trust Co., New York, 4.880%, 2/2/1999                          47,988,951
      6,000,000   Beverly California Corp., (PNC Bank, N.A. LOC), 4.938%,
                  2/1/1999                                                                6,000,000
      3,900,000   Development Authority of Richmond County, GA, (PNC Bank,
                  N.A. LOC), 4.938%, 2/1/1999                                             3,900,000
      9,375,000   Hannah Boulevard LP, (Comerica Bank, Detroit, MI LOC),
                  4.910%, 2/4/1999                                                        9,375,000

      8,000,000   K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky
                  Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel
                  Parts Exchange, Inc., Series 1998, (Star Bank, N.A.,

                  Cincinnati LOC), 4.970%, 2/4/1999                                       8,000,000
     60,000,000 2 Liquid Asset Backed Securities Trust, Series 1996-3,
                  (Westdeutsche Landesbank Girozentrale Swap Agreement),

                  5.020%, 2/16/1999                                                      60,000,000
     18,766,923 2 Liquid Asset Backed Securities Trust, Series 1997-1,
                  (Westdeutsche Landesbank Girozentrale Swap Agreement),

                  5.000%, 2/16/1999                                                      18,766,923
      2,000,000   Manatee County, FL, CFI Manufacturing, Inc. Project, Series
                  1998, (Huntington National Bank, Columbus, OH LOC), 4.910%,

                  2/4/1999                                                                2,000,000
      6,300,000   Massachusetts IFA, (Kendell Square), (PNC Bank, N.A. LOC),
                  4.830%, 2/4/1999                                                        6,300,000

PRINCIPAL

AMOUNT                                                                                   VALUE

                  VARIABLE RATE INSTRUMENTS-continued

                  BANKING-CONTINUED

 $   20,381,866 2 Rabobank Optional Redemption Trust, Series 1997-101, 5.005%,
                  4/17/1999                                                         $    20,381,866
      4,000,000   Rollins College, Series 1998, (SunTrust Bank, LIQ), 4.950%,
                  2/3/1999                                                                4,000,000
     22,000,000   Societe Generale, Paris, 4.883%, 2/1/1999                              21,992,417
      2,666,000   Vista Funding Corp., Series 1996-A, (Bank One, Ohio, N.A.

                  LOC), 4.910%, 2/4/1999                                                  2,666,000
      5,250,000   Wendys of Las Vegas and San Antonio, (Huntington National
                  Bank, Columbus, OH LOC), 4.910%, 2/4/1999                               5,250,000
                  TOTAL                                                                 216,621,157
                  ELECTRICAL EQUIPMENT-0.9%

      2,450,569   Marta Leasing Ltd., (Guaranteed by General Electric Co.),

                  4.938%, 2/1/1999                                                        2,450,569

     20,181,046   Northwest Airlines, Inc., (Guaranteed by General Electric

                  Co.), 4.938%, 2/1/1999                                                 20,181,046
                  TOTAL                                                                  22,631,615

                  FINANCE-RETAIL-0.3%

      7,000,000 2 Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,

                  5.747%, 2/10/1999                                                       7,000,000

                  INSURANCE-13.2%

    122,500,000   General American Life Insurance Co., 5.140%, 2/22/1999                122,500,000
     30,000,000   Jackson National Life Insurance Co., 5.289%, 2/1/1999                  30,000,000
     36,361,251 2 Liquid Asset Backed Securities Trust, Series 1997-3, Senior
                  Notes, (Guaranteed by AMBAC), 5.254%, 3/28/1999                        36,361,251
     25,000,000   Monumental Life Insurance Company, 5.250%, 2/1/1999                    25,000,000
     10,000,000   Security Life of Denver Insurance Co., 5.028%, 4/1/1999                10,000,000
     25,000,000   SunAmerica Life Insurance Company, 5.137%, 2/1/1999                    25,000,000
     30,000,000   Transamerica Occidental Life Insurance Co., 5.209%, 2/1/1999           30,000,000
     44,000,000   Travelers Insurance Company, 5.116%, 2/1/1999                          44,000,000
                  TOTAL                                                                 322,861,251
                  TOTAL VARIABLE RATE INSTRUMENTS                                       569,114,023

                  TIME DEPOSIT-4.5% 1

                  BANKING-4.5%

     35,000,000   Mellon Bank N.A., Pittsburgh, 4.813%, 2/1/1999                         35,000,000
     25,000,000   Royal Bank of Canada, Montreal, 4.813%, 2/1/1999                       25,000,000
     50,000,000   Toronto-Dominion Bank, 4.813%, 2/1/1999                                50,000,000
                  TOTAL TIME DEPOSIT                                                    110,000,000

PRINCIPAL

AMOUNT                                                                                   VALUE

                  REPURCHASE AGREEMENTS-13.4% 4

 $  120,000,000   Bear, Stearns and Co., 4.820%, dated 1/29/1999, due 2/1/1999     $    120,000,000
     40,000,000   HSBC Securities, Inc., 4.820%, dated 1/29/1999, due 2/1/1999           40,000,000
     50,000,000   Nationsbanc Montgomery Securities, Inc., 4.820%, dated
                  1/29/1999, due 2/1/1999                                                50,000,000
     30,000,000   Paribas Corp., 4.820%, dated 1/29/1999, due 2/1/1999                   30,000,000
     67,100,000   Societe Generale Securities Corp., 4.730%, dated 1/29/1999,
                  due 2/1/1999                                                           67,100,000
     20,000,000   Toronto Dominion Securities (USA) Inc., 4.730%, dated
                  1/29/1999, due 2/1/1999                                                20,000,000
                  TOTAL REPURCHASE AGREEMENTS                                           327,100,000
                  TOTAL INVESTMENTS (AT AMORTIZED COST) 5                           $ 2,444,671,813


1 Each issue shows the rate of discount at the time of purchase.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $187,509,769 which represents 7.7% of net assets.

3 Variable rate securities with current rate and next demand date.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,443,594,664) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
FSA   -Financial Security Assurance
IFA   -Industrial Finance Authority
LIQ   -Liquidity Agreement
LOC   -Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999 (UNAUDITED)


ASSETS:
Investments in repurchase agreements                             $   327,100,000
Investments in securities                                          2,117,571,813
Total investments, at amortized cost and value                                       $ 2,444,671,813
Income receivable                                                                         12,260,258
Receivable for shares sold                                                                   102,408
Prepaid expenses                                                                               5,414
TOTAL ASSETS                                                                           2,457,039,893
LIABILITIES:

Payable for investments purchased                                      5,000,000
Payable for shares redeemed                                                9,577
Income distribution payable                                            7,791,873
Payable to Bank                                                           76,475
Accrued expenses                                                         567,304
TOTAL LIABILITIES                                                                         13,445,229
Net assets for 2,443,594,664 shares outstanding                                      $ 2,443,594,664
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SERVICE SHARES:
$1,738,925,846 / 1,738,925,846 shares outstanding                                              $1.00
CASH II SHARES:
$704,668,818 / 704,668,818 shares outstanding                                                  $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                                                            $ 67,344,380
EXPENSES:

Investment advisory fee                                                          $  6,172,339
Administrative personnel and services fee                                             930,789
Custodian fees                                                                         74,068
Transfer and dividend disbursing agent fees and expenses                              430,829
Directors'/Trustees' fees                                                               9,075
Auditing fees                                                                           6,554
Legal fees                                                                              6,653
Portfolio accounting fees                                                              85,178
Distribution services fee-Cash II Shares                                              890,557
Shareholder services fee-Institutional Service Shares                               2,195,613
Shareholder services fee-Cash II Shares                                               890,557
Share registration costs                                                               50,915
Printing and postage                                                                   64,525
Insurance premiums                                                                    118,299
Miscellaneous                                                                          20,164
TOTAL EXPENSES                                                                     11,946,115
WAIVERS:
Waiver of investment advisory fee                             $  (3,631,469)
Waiver of distribution services fee-Cash II Shares                 (309,914)
Waiver of shareholder services fee-Institutional
Service Shares                                                      (61,477)
TOTAL WAIVERS  (4,002,860)
Net expenses                                                                                           7,943,255
Net investment income                                                                               $ 59,401,125


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                                                     SIX  MONTHS

                                                                           ENDED

                                                                      (unaudited)              YEAR ENDED
                                                                      JANUARY 31,                JULY 31,

                                                                             1999                    1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     59,401,125       $     116,261,385
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                          (42,664,718)            (79,466,314)
Cash II Shares                                                        (16,736,407)            (36,795,071)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                       (59,401,125)           (116,261,385)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        6,027,654,548          12,100,055,296
Net asset value of shares issued to shareholders in

payment of distributions declared                                      38,524,305              83,205,547
Cost of shares redeemed  (6,060,400,238)  (11,849,693,675)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                  5,778,615             333,567,168
Change in net assets                                                    5,778,615             333,567,168
NET ASSETS:

Beginning of period                                                 2,437,816,049           2,104,248,881
End of period                                                    $  2,443,594,664       $   2,437,816,049


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                          SIX MONTHS                                                THREE
                                               ENDED                                               MONTHS

                                         (unaudited)                                                ENDED

                                         JANUARY 31,               YEAR ENDED JULY 31,           JULY 31,     YEAR ENDED APRIL 30,
                                                1999          1998         1997         1996         1995 1        1995       1994
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                           0.02          0.05         0.05         0.05         0.01          0.05       0.03
LESS DISTRIBUTIONS:
Distributions from net investment income       (0.02)        (0.05)       (0.05)       (0.05)       (0.01)        (0.05)     (0.03)
NET ASSET VALUE, END OF PERIOD                $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00     $ 1.00
TOTAL RETURN 2                                  2.46%         5.25%        5.09%        5.20%        1.42%         4.82%      2.84%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                        0.59% 3       0.59%        0.58%        0.57%        0.57% 3       0.57%      0.57%
Net investment income                           4.86% 3       5.13%        4.97%        5.08%        5.60% 3       4.71%      2.80%
Expense waiver/reimbursement 4                  0.30% 3       0.30%        0.33%        0.31%        0.40% 3       0.33%      0.07%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)   $1,738,926    $1,734,061   $1,378,982   $1,274,419   $1,141,043      $983,099   $975,453


1 For the period from May 1, 1995 to July 31, 1995, the Fund was reorganized into Money Market Obligations Trust effective July 30, 1994. The Fund changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                             SIX MONTHS

                                                  ENDED           YEAR       PERIOD
                                            (unaudited)          ENDED        ENDED
                                            JANUARY 31,       JULY 31,     JULY 31,

                                                   1999           1998         1997  1
NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00         $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                              0.02           0.05         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income          (0.02)         (0.05)       (0.04)
NET ASSET VALUE, END OF PERIOD                   $ 1.00         $ 1.00       $ 1.00
TOTAL RETURN 2                                     2.38%          5.07%        4.14%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                           0.76%  3       0.76%        0.75%  3
Net investment income                              4.70%  3       4.94%        4.84%  3
Expense waiver/reimbursement 4                     0.38%  3       0.38%        0.41%  3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)        $704,669       $703,755     $725,267


1 Reflects operations for the period from September 27, 1996 (date of initial public investment) to July 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with the stability of principal.

The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999 is as follows:



SECURITY                                                       ACQUISITION DATE   ACQUISITION COST
Beta Finance, Inc., 5.020%                                     1/13/1999              $  5,000,000
Beta Finance, Inc., 5.030%                                     1/27/1999                 5,000,000
Beta Finance, Inc., 5.045%                                     1/14/1999                20,000,000
Beta Finance, Inc., 5.790%                                     4/1/1998                 14,998,500
Bishop's Gate Residential Mortgage Trust 1998-2,

Class A-1, 5.747%                                              12/4/1998                 7,000,000
Liquid Asset Backed Securities Trust, Series 1997-1, 5.000%    2/19/1997                18,766,923
Liquid Asset Backed Securities Trust, Series 1996-3, 5.020%    8/15/1996                60,000,000
Liquid Asset Backed Securities Trust, Series 1997-3, 5.254%    6/27/1997                36,361,251
Rabobank Optional Redemption Trust, Series 1997-101, 5.005%    4/17/1997                20,381,866


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $2,443,594,664. Transactions in shares were as follows:



                                                                 SIX MONTHS               YEAR
                                                                      ENDED              ENDED

                                                                JANUARY 31,           JULY 31,
                                                                       1999               1998

INSTITUTIONAL SERVICE SHARES:
Shares sold                                                   4,141,542,931      7,692,911,743

Shares issued to shareholders in payment of distributions

declared                                                         22,237,048         48,454,343
Shares redeemed                                              (4,158,915,237)    (7,386,286,934)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE

TRANSACTIONS                                                      4,864,742        355,079,152


                                                                 SIX MONTHS               YEAR
                                                                      ENDED              ENDED

                                                                JANUARY 31,           JULY 31,
                                                                       1999               1998

CASH II SHARES:
Shares sold                                                   1,886,111,617      4,407,143,553

Shares issued to shareholders in payment of distributions

declared                                                         16,287,257         34,751,204
Shares redeemed                                              (1,901,485,001)    (4,463,406,741)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS                913,873        (21,511,984)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                      5,778,615        333,567,168


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly, Federated Advisers).

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

SEMI-ANNUAL REPORT

[Graphic]

Automated Cash Management Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JANUARY 31, 1999

[Graphic]

Automated Cash Management Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

8112802(3/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Government Obligations Fund, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1999. It begins with an investment review of the short-term government market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

In Government Obligations Fund, your ready cash is at work pursuing daily income, along with the additional advantages of daily liquidity and stability of principal. 1 At the end of the reporting period, the fund's $5.8 billion in net assets were invested in short-term U.S. government obligations (74.3%) and repurchase agreements fully collateralized by U.S.

government securities (26.6%).

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares and Institutional Service Shares totaled $0.03 per share and $0.02 per share, respectively. On the last day of the reporting period, the 30-day net yields for Institutional Shares and Institutional Service Shares were 4.83% and 4.58%, respectively, while the 7-day net yields were 4.82% and 4.57%, respectively. 2

Thank you for your confidence in the daily earning power of Government Obligations Fund. As always, your questions and comments are welcome.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 1999

1 An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Investment Review

Government Obligations Fund, which is rated AAAm 1 by Standard & Poor's ("S&P"), Aaa1 by Moody's Investors Service, Inc. ("Moody's"), and AAA1 by Fitch IBCA, Inc. ("Fitch"), is invested in direct U.S. Treasury and agency obligations and in repurchase agreements which have these securities as collateral. The fund continued to emphasize issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and at times maintained a small Treasury position for liquidity purposes.

There were two central themes in the short-term government markets over the reporting period ended January 31, 1999. First, the economy continued to advance at a robust pace of growth, with gross domestic product expanding in the third and fourth quarters of 1998 at 3.70% and 6.10%, respectively, and all indications that this same strength had spilled over into 1999. Although the manufacturing sector was soft, the housing and retail sectors continued to propel the economy forward. While this pace of growth is in excess of what has traditionally been viewed to be the non-inflationary potential of the economy, inflation nevertheless remained benign, perhaps reflecting advances in productivity that have enabled growth to be achieved without upward pressure on prices. Under normal circumstances, however, the growth trajectory of the economy would have been sufficient to make Federal Reserve Board ("Fed") officials concerned about the inflationary threat that could result from such above-trend growth.

Circumstances were not normal, however, as economic crises in countries overseas and in Latin America were the second, and ultimately more dominant, theme over the reporting period. In August 1998, the economic troubles in Asia spread to encompass Russia and then Latin America. As fears that the United States could not continue to be immune from what had become a global economic crisis weighed heavily on the U.S. equity market, investors both domestic and abroad fled to the perceived safety of the U.S. Treasury market. Yields on U.S. Treasury-and to a lesser extent U.S. government agency-securities plummeted, as investors shunned credit- sensitive markets in favor of the safe haven of U.S. government securities, and a credit/liquidity crisis in the U.S. financial markets became evident. Faced with this scenario, the Fed voted to ease monetary policy by 25 basis points, bringing the federal funds target rate down to 5.25% in late September, in an attempt to calm investor fears. Market participants viewed this move to be too tentative, however, and it was not until the Fed took two additional easing steps in mid-October and November, bringing the federal funds target rate to 4.75%, that some semblance of calm returned to the markets. Credit spreads narrowed over this period, albeit not back to levels that pre-dated the crisis.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Fitch's money market fund ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as managed strength and operational capabilities. Ratings are subject to change, and do not remove market risk.

Movements in short-term government interest rates reflected the turbulent economic conditions early in the reporting period, and then the relative tranquillity of the markets once the Fed moves had their desired effect. The yield on the one-year Treasury bill began the period at 5.40%, but was driven sharply downward by the onslaught of investors-both domestic and abroad-seeking a safe haven from the world economic uncertainty and the instability of the U.S. equity market. The yield on this security reached a low of 3.85% by mid-October. As the additional easing steps by the Fed calmed investors, the yield on this security rose moderately to 4.60% by early November, and traded within a range of 4.40% to 4.60% for the remainder of the reporting period. The yield on the one-year agency discount note began the reporting period at close to 5.60%, and while the flight to quality to this market was less pronounced than to U.S. Treasuries, yields on these securities were also driven downward to a low of 4.40% by mid-October. The market retraced some of this drop back to 4.80% by mid-November and traded within a relatively narrow range for the rest of the reporting period.

The fund's average maturity was targeted in a 40 to 50 day range for most of the reporting period, with the portfolio maximizing value through ongoing relative value analysis. Agency securities were the dominant investment, as the Treasury market remained expensive throughout the reporting period. Although expectations were for the federal funds target rate to be lowered early in the reporting period, repurchase agreements still remained an attractive investment as yields on fixed-rate securities were driven well below the federal funds target rate. We concentrated investments in term repurchase agreements with maturities out to 90 days in instances where that investment was expected to outyield overnight investments over time. Once liquidity conditions eased in mid-November, short-term U.S. government agency securities with maturities between one and three months offered a yield advantage relative to repurchase agreements, and we shifted portfolio assets into those investments. As a result, although the fund's average maturity was pretty comparable at the beginning and end of the reporting period, at just above 40 days, the portfolio composition of the fund was notably different. The fund's position in repurchase agreements dropped from 62% at the beginning of August 1998 to 26% by the end of January 1999, with most of those assets shifted into short-term agency securities. With the credit crisis now past, we would expect the Fed to keep monetary policy unchanged in upcoming months. Barring a sudden economic collapse in a major trading partner, the focus of the market is likely to return to the strength of the domestic economy and its implication for inflation. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S.

government market.

Portfolio of Investments

JANUARY 31, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                                                       VALUE

                      SHORT-TERM OBLIGATIONS-74.3%
  $    29,000,000     Federal Farm Credit Bank Note-0.5%

                      5.500%, 4/1/1999                                                 $    28,993,573
       14,000,000   1 Federal Farm Credit Bank, Floating Rate Note-0.2%
                      4.877%, 2/1/1999                                                      13,997,605
      161,975,000     Federal Home Loan Bank Notes-2.8%
                      4.790% - 5.705%, 3/26/1999 - 2/4/2000                                161,918,846
      567,000,000   1 Federal Home Loan Bank, Floating Rate Notes-9.8%
                      4.800% - 5.050%, 2/1/1999 - 3/1/1999                                 566,859,679
       80,000,000     Federal Home Loan Mortgage Corp. Notes-1.4%
                      5.544% - 5.605%, 3/12/1999 - 8/13/1999                                79,981,656
      693,000,000   2 Federal Home Loan Mortgage Corp., Discount Notes-12.0%
                      4.650% - 5.090%, 2/1/1999 - 3/15/1999                                690,569,380
      341,000,000   1 Federal Home Loan Mortgage Corp., Floating Rate Notes-5.9%
                      4.747% - 5.202%, 2/17/1999 - 2/22/1999                               340,881,622
      195,000,000     Federal National Mortgage Association Notes-3.4%
                      4.780% - 5.650%, 2/19/1999 - 11/30/1999                              194,940,312
    1,341,100,000   2 Federal National Mortgage Association, Discount Notes-22.9%
                      4.400% - 5.160%, 2/9/1999 - 1/24/2000                              1,323,917,044
      240,000,000   1 Federal National Mortgage Association, Floating Rate Notes-
                      4.2%

                      4.790% - 5.021%, 2/2/1999 - 2/28/1999                                239,947,346
      514,073,000   1 Housing and Urban Development, Floating Rate Note-8.9%
                      5.276%, 2/1/1999                                                     514,073,000
       22,500,000     Student Loan Marketing Association Note-0.4%
                      5.580%, 3/11/1999                                                     22,499,500
      110,000,000   1 Student Loan Marketing Association, Floating Rate Notes-1.9%
                      5.062% - 5.162%, 2/2/1999                                            109,957,202
                      TOTAL SHORT-TERM OBLIGATIONS                                       4,288,536,765

                      REPURCHASE AGREEMENTS-26.6% 3

      185,000,000     ABN AMRO, Inc., 4.820%, dated 1/29/1999, due 2/1/1999                185,000,000
      180,000,000     Bankers Trust Co., New York, 4.820%, dated 1/29/1999, due

                      2/1/1999                                                             180,000,000

       25,000,000   4 Bankers Trust Co., New York, 4.850%, dated 1/14/1999, due
                      2/16/1999                                                             25,000,000
       60,000,000     Bear, Stearns and Co., 4.820%, dated 1/29/1999, due 2/1/1999          60,000,000
       22,650,000     Deutsche Morgan Grenfell, 4.740%, dated 1/29/1999, due
                      2/1/1999                                                              22,650,000

      145,000,000     Goldman Sachs Group, LP, 4.820%, dated 1/29/1999, due

                      2/1/1999                                                             145,000,000

       75,000,000   4 J.P. Morgan & Co., Inc., 4.830%, dated 1/19/1999, due
                      2/18/1999                                                             75,000,000
      255,000,000     Nationsbanc Montgomery Securities, Inc., 4.820%,
                      dated 1/29/1999, due 2/1/1999                                        255,000,000
       50,000,000     Paribas Corp., 4.820%, dated 1/29/1999, due 2/1/1999                  50,000,000

PRINCIPAL

AMOUNT                                                                                        VALUE

                      REPURCHASE AGREEMENTS-continued 3

 $    270,000,000     Prudential Securities, Inc., 4.820%, dated 1/29/1999, due
                      2/1/1999                                                        $    270,000,000
      150,000,000     Salomon Smith Barney, 4.820%, dated 1/29/1999, due 2/1/1999          150,000,000
       50,000,000     Warburg Dillon Reed LLC, 4.690%, dated 1/29/1999, due

                      2/1/1999                                                              50,000,000

       70,000,000   4 Warburg Dillon Reed LLC, 5.050%, dated 11/27/1998, due
                      2/19/1999                                                             70,000,000
                      TOTAL REPURCHASE AGREEMENTS                                        1,537,650,000
                      TOTAL INVESTMENTS (AT AMORTIZED COST) 5                          $ 5,826,186,765

1 Floating rate note with current rate and next reset date shown.

2 Each issue shows the rate of discount at time of purchase.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,771,847,355) at January 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999 (UNAUDITED)


ASSETS:
Investments in repurchase agreements                              $ 1,537,650,000
Investments in securities                                           4,288,536,765
Total investments in securities, at amortized cost and value                          $ 5,826,186,765
Cash                                                                                        6,426,164
Income receivable                                                                          23,937,474
TOTAL ASSETS                                                                            5,856,550,403
LIABILITIES:

Payable for investments purchased                                      60,371,326
Income distribution payable                                            23,837,037
Accrued expenses                                                          494,685
TOTAL LIABILITIES                                                                          84,703,048
Net assets for 5,771,847,355 shares outstanding                                       $ 5,771,847,355
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:

$4,146,634,283 / 4,146,634,283 shares outstanding                                               $1.00
INSTITUTIONAL SERVICE SHARES:
$1,625,213,072 / 1,625,213,072 shares outstanding                                               $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                                                           $ 171,201,347
EXPENSES:

Investment advisory fee                                                         $  6,488,242
Administrative personnel and services fee                                          2,446,067
Custodian fees                                                                       171,938
Transfer and dividend disbursing agent fees and expenses                             165,450
Directors'/Trustees' fees                                                             15,896
Auditing fees                                                                          6,609
Legal fees                                                                            10,860
Portfolio accounting fees                                                            256,286
Shareholder services fee-Institutional Shares                                      5,943,428
Shareholder services fee-Institutional Service Shares                              2,162,851
Share registration costs                                                              32,833
Printing and postage                                                                  13,338
Insurance premiums                                                                    14,093
Miscellaneous                                                                         16,131
TOTAL EXPENSES                                                                    17,744,022
WAIVERS:
Waiver of investment advisory fee                            $  (3,006,760)
Waiver of shareholder services fee-Institutional Shares         (5,943,428)
TOTAL WAIVERS                                                                     (8,950,188)
Net expenses                                                                                           8,793,834
Net investment income                                                                              $ 162,407,513

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                                                        SIX MONTHS

                                                                             ENDED                    YEAR
                                                                       (unaudited)                   ENDED

                                                                        JANUARY 31,               JULY 31,
                                                                              1999                    1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     162,407,513       $     252,269,299
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                  (120,585,464)           (185,207,877)
Institutional Service Shares                                           (41,822,049)            (67,061,422)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                       (162,407,513)           (252,269,299)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        23,282,729,478          35,342,645,977
Net asset value of shares issued to shareholders in payment

of distributions declared                                               40,977,213              76,651,916
Cost of shares redeemed                                            (22,931,382,377)        (34,270,035,225)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                 392,324,314           1,149,262,668
Change in net assets                                                   392,324,314           1,149,262,668
NET ASSETS:

Beginning of period                                                  5,379,523,041           4,230,260,373
End of period                                                    $   5,771,847,355       $   5,379,523,041

See Notes which are an integral part of the Financial Statement

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                               SIX MONTHS

                                                    ENDED

                                              (unaudited)

                                               JANUARY 31,                          YEAR ENDED JULY 31,
                                                  1999          1998         1997         1996         1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.03           0.05         0.05         0.05         0.05       0.03
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.03)         (0.05)       (0.05)       (0.05)       (0.05)     (0.03)
NET ASSET VALUE,

END OF PERIOD                                   $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
TOTAL RETURN 1                                    2.60%          5.59%        5.43%        5.55%        5.57%      3.41%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                                          0.20% 3        0.20%        0.20%        0.20%        0.20%      0.20%
Net investment income                             5.07% 3        5.45%        5.32%        5.41%        5.58%      3.38%
Expense waiver/reimbursement 2                    0.34% 3        0.35%        0.35%        0.36%        0.40%      0.15%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                               $4,146,634     $3,707,106   $3,293,392   $2,182,999   $1,926,516   $763,879

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX MONTHS

                                                ENDED

                                          (unaudited)

                                           JANUARY 31,                          YEAR ENDED JULY 31,
                                                  1999            1998       1997       1996      1995     1

NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00          $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.02            0.05       0.05       0.05       0.05
LESS DISTRIBUTIONS:

Distributions from net investment income         (0.02)          (0.05)     (0.05)     (0.05)     (0.05)
NET ASSET VALUE, END OF PERIOD                  $ 1.00          $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN 2                                    2.47%           5.33%      5.16%      5.29%      5.31%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.45% 4        0.45%      0.45%      0.45%      0.45% 4
Net investment income                             4.83% 4        5.23%      5.06%      5.14%      5.63% 4
Expense waiver/reimbursement 3                    0.09% 4        0.10%      0.10%      0.11%      0.15% 4
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)     $1,625,213     $1,672,417   $936,869   $702,274   $339,105

1 Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the Fund's Adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $5,771,847,355.

Transactions in shares were as follows:


                                                                  SIX MONTHS                YEAR
                                                                       ENDED               ENDED

                                                                 JANUARY 31,            JULY 31,
                                                                        1999                1998

INSTITUTIONAL SHARES:
Shares sold                                                   16,994,756,609      24,848,661,392

Shares issued to shareholders in payment of distributions

declared                                                          25,976,214          49,306,799
Shares redeemed                                              (16,581,204,113)    (24,484,254,216)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       439,528,710         413,713,975


                                                                  SIX MONTHS                YEAR
                                                                       ENDED               ENDED

                                                                 JANUARY 31,            JULY 31,
                                                                        1999                1998

INSTITUTIONAL SERVICE SHARES:
Shares sold                                                    6,287,972,869      10,493,984,585

Shares issued to shareholders in payment of distributions

declared                                                          15,000,999          27,345,117
Shares redeemed                                               (6,350,178,264)     (9,785,781,009)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                               (47,204,396)        735,548,693
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                     392,324,314       1,149,262,668

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly, Federated

Advisers).

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Government Obligations Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 1999

[Graphic]
Government Obligations Fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 60934N104

Cusip 60934N807

1022001 (3/99)

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Government Obligations Tax-Managed Fund, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1999. It begins with an investment review of the short-term government market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

Government Obligations Tax-Managed Fund helps tax-sensitive investors pursue daily dividends, a high level of liquidity, and a stable net asset value of $1.00 per share. 1 The fund's portfolio of U.S. government securities is managed so that dividends are exempt from state and local income taxes.2

Over the six-month reporting period, the fund paid double tax-free dividends totaling $0.03 per share to shareholders of Institutional Shares and $0.02 per share to shareholders of Institutional Service Shares. At the end of the reporting period, net assets reached $2.2 billion.

Thank you for selecting this fund as a convenient way to help your ready cash earn daily, tax-free income. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 1999

1 An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Income may be subject to the federal alternative minimum tax. Unless otherwise exempt, shareholders are required to pay federal income tax on dividends.

Investment Review

Government Obligations Tax-Managed Fund, which is rated AAAm 1 by Standard & Poor's ("S&P") and Aaa1 by Moody's Investors Service, Inc. ("Moody's"), is invested in U.S. Treasury and U.S. Government agency obligations only. The fund invests in issues of the Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Tennessee Valley Authority, and can maintain a small U.S. Treasury position for liquidity purposes. The fund does not invest in repurchase agreements, and is managed to provide distributions which may be exempt from state and local taxes.

There were two central themes in the short-term government markets over the reporting period ended January 31, 1999. First, the economy continued to advance at a robust pace of growth, with gross domestic product expanding in the third and fourth quarters of 1998 at 3.70% and 6.10%, respectively, and all indications that this same strength had spilled over into 1999. Although the manufacturing sector was soft, the housing and retail sectors continued to propel the economy forward. While this pace of growth is in excess of what has traditionally been viewed to be the non-inflationary potential of the economy, inflation nevertheless remained benign, perhaps reflecting advances in productivity that have enabled growth to be achieved without upward pressure on prices. Under normal circumstances, however, the growth trajectory of the economy would have been sufficient to make Federal Reserve Board ("Fed") officials concerned about the inflationary threat that could result from such above-trend growth.

Circumstances were not normal, however, as economic crises in countries overseas and in Latin America were the second, and ultimately more dominant, theme over the reporting period. In August 1998, the economic troubles in Asia spread to encompass Russia and then Latin America. As fears that the United States could not continue to be immune from what had become a global economic crisis weighed heavily on the U.S. equity market, investors both domestic and abroad fled to the perceived safety of the U.S. Treasury market. Yields on U.S. Treasury, and to a lesser extent U.S. government agency securities plummeted, as investors shunned credit- sensitive markets in favor of the safe haven of U.S. government securities, and a credit/liquidity crisis in the U.S. financial markets became evident. Faced with this scenario, the Fed voted to ease monetary policy by 25 basis points, bringing the federal funds target rate down to 5.25% in late September in an attempt to calm investor fears. Market participants viewed this move to be too tentative, however, and it was not until the Fed took two additional easing steps, in mid-October and November, bringing the federal funds target rate to 4.75%, that some semblance of calm returned to the markets. Credit spreads narrowed over this period, albeit not back to levels that pre-dated the crisis.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similiar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

Movements in short-term government interest rates reflected the turbulent economic conditions early in the reporting period, and then the relative tranquillity of the markets once the Fed moves had their desired effect. The yield on the one-year Treasury bill began the period at 5.40%, but was driven sharply downward by the onslaught of investors-both domestic and abroad-seeking a safe haven from the world economic uncertainty and the instability of the U.S. equity market. The yield on this security reached a low of 3.85% by mid-October. As the additional easing steps by the Fed calmed investors, the yield on this security rose moderately to 4.60% by early November, and traded within a range of 4.40% to 4.60% for the remainder of the reporting period. The yield on the one-year agency discount note began the reporting period at close to 5.60%, and while the flight to quality to this market was less pronounced than to U.S. Treasuries, yields on these securities were also driven downward to a low of 4.40% by mid-October. The market retraced some of this drop back to 4.80% by mid-November and traded within a relatively narrow range for the rest of the reporting period.

The fund's average maturity was targeted in a 40- to 50-day range for most of the reporting period, with the portfolio maximizing value through ongoing relative value analysis. Agency securities were the dominant investment, as the U.S. Treasury market remained expensive throughout the reporting period. Short-term agency securities with maturities between one and three months were the preferred investment to overnight agency discount notes, and the fund used a Student Loan Marketing Association agency floating rate masternote agreement to facilitate liquidity. The fund's structure remained barbelled, and combined short-term fixed and floating rate agency securities with purchases of longer securities with 6- to 12- month maturities. At the end of the reporting period, approximately 27% of the fund was in government agency floating rate notes. With the credit crisis now past, we would expect the Fed to keep monetary policy unchanged in upcoming months. Barring a sudden economic collapse in a major trading partner, the focus of the market is likely to return to the strength of the domestic economy and it's implication for inflation. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. Government market.

Portfolio of Investments

JANUARY 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                                                  VALUE

                    GOVERNMENT AGENCIES-100.7%

  $    73,000,000   Federal Farm Credit Bank Notes, 4.870% - 5.550%, 4/1/1999 -
                    6/1/1999                                                          $    73,032,756
      196,540,000 1 Federal Farm Credit Bank, Discount Notes, 4.680% - 4.830%,
                    2/2/1999 - 8/27/1999                                                  194,486,566
      105,000,000 2 Federal Farm Credit Bank, Floating Rate Notes, 4.717% -
                    5.021%,

                    2/1/1999 - 3/1/1999                                                   104,966,428
       54,300,000   Federal Home Loan Bank Notes, 4.790% - 5.705%, 5/5/1999 -
                    2/4/2000                                                               54,281,269
    1,169,214,000 1 Federal Home Loan Bank, Discount Notes, 4.610% - 5.360%,
                    2/3/1999 - 7/7/1999                                                 1,162,641,628
      324,500,000 2 Federal Home Loan Bank, Floating Rate Notes, 4.740% -
                    5.230%,

                    2/1/1999 - 3/1/1999                                                   324,403,902
       43,000,000   Student Loan Marketing Association Notes, 5.400% - 5.890%,
                    2/10/1999 - 11/17/1999                                                 43,113,226
      149,000,000 2 Student Loan Marketing Association, Floating Rate Notes,
                    4.750% - 5.162%,

                    2/1/1999 - 2/2/1999                                                   148,948,075
       35,200,000 2 Student Loan Marketing Association, Floating Rate Master
                    Note,

                    4.962%, 2/2/1999                                                       35,200,000
       91,485,000 1 Tennessee Valley Authority, Discount Notes, 4.680% - 4.740%,
                    2/18/1999 - 3/9/1999                                                   91,167,741
                    TOTAL GOVERNMENT AGENCIES                                           2,232,241,591
                    TOTAL INVESTMENTS (AT AMORTIZED COST) 3                          $  2,232,241,591


1 The issue shows the discount rate at time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,216,038,064) at January 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999 (UNAUDITED)



ASSETS:
Total investments in securities, at amortized cost and value                       $ 2,232,241,591
Income receivable                                                                        5,638,374
Deferred organizational costs                                                                7,239
Other assets                                                                                28,175
TOTAL ASSETS                                                                         2,237,915,379
LIABILITIES:

Payable for investments purchased                                 $ 10,988,340
Income distribution payable                                          8,907,768
Payable to Bank                                                      1,682,737
Accrued expenses                                                       298,470
TOTAL LIABILITIES                                                                       21,877,315
Net assets for 2,216,038,064 shares outstanding                                    $ 2,216,038,064
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$985,647,188 / 985,647,188 shares outstanding                                                $1.00
INSTITUTIONAL SERVICE SHARES:
$1,230,390,876 / 1,230,390,876 shares outstanding                                            $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                                                           $ 53,562,144

EXPENSES:

Investment advisory fee                                                         $  2,033,117
Administrative personnel and services fee                                            766,485
Custodian fees                                                                        43,712
Transfer and dividend disbursing agent fees and expenses                              28,341
Directors'/Trustees' fees                                                              6,245
Auditing fees                                                                          6,628
Legal fees                                                                             4,497
Portfolio accounting fees                                                            108,772
Shareholder services fee-Institutional Shares                                      1,208,495
Shareholder services fee-Institutional Service Shares                              1,332,901
Share registration costs                                                              92,373
Printing and postage                                                                  15,704
Insurance premiums                                                                     4,214
Miscellaneous                                                                         12,971
TOTAL EXPENSES                                                                     5,664,455
WAIVERS:
Waiver of investment advisory fee                            $  (1,045,213)
Waiver of shareholder services fee-Institutional Shares         (1,208,495)
TOTAL WAIVERS                                                                     (2,253,708)
Net expenses                                                                                          3,410,747
Net investment income                                                                              $ 50,151,397


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                                                       SIX MONTHS

                                                                            ENDED                   YEAR
                                                                      (unaudited)                  ENDED
                                                                      JANUARY 31,               JULY 31,

                                                                             1999                   1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     50,151,397       $     75,112,505
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                  (24,434,763)           (40,176,975)
Institutional Service Shares                                          (25,716,634)           (34,935,530)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                       (50,151,397)           (75,112,505)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        4,639,805,339          6,514,205,911
Net asset value of shares issued to shareholders in payment

of distributions declared                                              10,144,602             25,262,402
Cost of shares redeemed  (4,217,831,459)  (5,687,326,375)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                432,118,482            852,141,938
Change in net assets                                                  432,118,482            852,141,938
NET ASSETS:

Beginning of period                                                 1,783,919,582            931,777,644
End of period                                                    $  2,216,038,064       $  1,783,919,582


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                           JANUARY 31,                       YEAR ENDED JULY 31,
                                                  1999           1998         1997         1996       1995 1
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00       $ 1.00       $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.03           0.05         0.05         0.05       0.01
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.03)         (0.05)       (0.05)       (0.05)     (0.01)
NET ASSET VALUE, END OF PERIOD                  $ 1.00         $ 1.00       $ 1.00       $ 1.00     $ 1.00
TOTAL RETURN 2                                    2.58%          5.49%        5.35%        5.50%      0.94%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.20%  3       0.20%        0.20%        0.17%      0.20%  3
Net investment income                             5.06%  3       5.35%        5.26%        5.28%      5.78%  3
Expense waiver/reimbursement 4                    0.35%  3       0.37%        0.38%        0.44%      0.65%  3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $985,647       $953,268     $510,683     $199,243     $3,070


1 Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                             SIX  MONTHS

                                                   ENDED

                                             (unaudited)

                                             JANUARY 31,                       YEAR ENDED JULY 31,
                                                    1999           1998         1997         1996        1995 1
NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00         $ 1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                               0.02           0.05         0.05         0.05        0.01
LESS DISTRIBUTIONS:
Distributions from net investment income           (0.02)         (0.05)       (0.05)       (0.05)      (0.01)
NET ASSET VALUE, END OF PERIOD                    $ 1.00         $ 1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 2                                      2.45%          5.23%        5.09%        5.23%       0.95%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                            0.45%  3       0.45%        0.45%        0.42%       0.45%  3
Net investment income                               4.82%  3       5.11%        4.97%        5.00%       5.55%  3
Expense waiver/reimbursement 4                      0.10%  3       0.12%        0.13%        0.19%       0.40%  3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $1,230,391       $830,652     $421,095     $322,698     $76,165


1 Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The cost incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $2,216,038,064. Transactions in shares were as follows:



                                                                 SIX MONTHS               YEAR
                                                                      ENDED              ENDED

                                                                JANUARY 31,           JULY 31,
                                                                       1999               1998

INSTITUTIONAL SHARES:
Shares sold                                                   1,369,188,045      2,745,127,545

Shares issued to shareholders in payment of distributions

declared                                                          5,122,588         17,109,018
Shares redeemed                                              (1,341,931,507)    (2,319,651,358)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       32,379,126        442,585,205


                                                                 SIX MONTHS               YEAR
                                                                      ENDED              ENDED

                                                                JANUARY 31,           JULY 31,
                                                                       1999               1998

INSTITUTIONAL SERVICE SHARES:
Shares sold                                                   3,270,617,294      3,769,078,366

Shares issued to shareholders in payment of distributions

declared                                                          5,022,014          8,153,384
Shares redeemed                                              (2,875,899,952)    (3,367,675,017)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                              399,739,356        409,556,733
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                    432,118,482        852,141,938


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Administrative Services, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $26,061 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for its expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended January 31, 1999, the Fund amortized $7,239 of organizational expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

Effective March 31, 1999, Federated Administrative Services, Adviser to the Fund, merged into Federated Investment Management Company (formerly,

Federated Advisers).

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

SEMI-ANNUAL REPORT

[Graphic]

Government Obligations Tax-Managed Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 1999

[Graphic]

Government Obligations Tax-Managed Fund
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 60934N856
Cusip 60934N849

G01611-01 (3/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Obligations Fund, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1999. It begins with an investment review of the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

In Prime Obligations Fund, your ready cash is at work pursuing daily income, along with the additional advantages of daily liquidity and stability of principal. 1 At the end of the reporting period, the fund's $9.2 billion in net assets were invested across a wide range of high-quality, short-term money market securities, including commercial paper (45.5%), variable rate instruments (19.9%), short-term notes (12.4%), repurchase agreements (10.2%), certificates of deposit (7.3%), and time deposits (7.2%).

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares and Institutional Service Shares totaled $0.03 and $0.02 per share, respectively. On the last day of the reporting period, the 30-day net yields for Institutional Shares and Institutional Service Shares were 4.93% and 4.68%, respectively, while the 7-day net yields were

4.94% and 4.69%, respectively. 2

Thank you for your confidence in the daily earning power of Prime Obligations Fund. Your questions and comments are always welcome.

Sincerely,

[Graphic]

J. Christopher Donahue
President

March 15, 1999

1 An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Investment Review

Prime Obligations Fund invests in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

Economic growth during the second half of 1998 resumed its above-average pace after a brief slowdown in the second quarter. Specifically, third quarter gross domestic product ("GDP") registered 3.90%, while fourth quarter GDP topped the year at 5.60%. Despite the high growth, inflation remained subdued by all measures. The consumer price index rose just 1.60% on an annualized basis for the six months ending January 31, 1999. For the same time period, the producer price index increased 1.70%, while the employment cost index grew 3.50%. Despite the higher number associated with wage and benefit increases, the uptick in productivity more than outweighed the higher cost base. This productivity/technology factor has been referred to by Federal Reserve Board ("Fed") Chairman Greenspan in many of his positive discussions on economic outlook.

Thirty-day commercial paper started the period at 5.56% on July 31, 1998, hovered in the 5.50% range until September 23 when expectations began to surface about the Fed lowering rates, and then increased as high as 5.51% during the month of December due to year-end spread pressures. Those pressures evaporated in January 1999 and the reporting period ended with a 4.81% rate for 30-day commercial paper.

The money market yield curve looked lower but similarly shaped during the reporting period. One-month and six-month commercial paper rates declined 75 basis points and 77 basis points, respectively, reflecting the accommodative Fed policy based on concern in the market about the lack of liquidity in the U.S. credit markets. The Fed responded to this by lowering the federal funds target rate three times during the period- 25 basis points on September 29, 1998, 25 basis points on October 15, 1998, and 25 basis points on November 17, 1998, to end the reporting period with a 4.75% target rate. The Fed also lowered the discount rate twice by 25 points to 4.75% on October 15, 1998, and by 25 basis points on November 17, 1998, to 4.50%.

The target average maturity range for Prime Obligations Fund was lengthened from 40-50 days to 45-55 days on October 1, 1998, reflecting the Fed's concern about liquidity in the credit markets and the Fed easing scenario. In structuring the fund, there was continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 1999, the net assets of Prime Obligations Fund increased from $7.4 billion to $9.2 billion. The effective average maturity of the Fund on January 31, 1999, was 56 days.

Portfolio of Investments
January 31, 1999 (Unaudited)


     PRINCIPAL

      AMOUNT                                                                           VALUE

                  CERTIFICATE OF DEPOSIT-7.3%

                  BANKING-7.3%

  $  86,000,000   Bankers Trust Co., New York, 5.645% - 5.800%, 2/26/1999 -
                  4/23/1999                                                           $    85,996,267
     79,000,000   Barclays Bank of Canada, (Guaranteed by Barclays Bank PLC,
                  London), 5.016% - 5.020%, 1/10/2000 - 1/13/2000                          78,973,920
      6,000,000   Canadian Imperial Bank of Commerce, 5.800%, 4/1/1999                      5,999,443
     15,000,000   Commerzbank AG, Frankfurt, 5.066%, 4/6/1999                              15,000,260
     43,000,000   KeyBank, N.A., 5.080%, 4/9/1999                                          43,000,000
    150,000,000   Rabobank Nederland, Utrecht, 5.000%, 1/4/2000                           150,000,000
    111,000,000   Royal Bank of Canada, Montreal, 5.020%, 1/24/2000                       110,958,197
    126,500,000   Societe Generale, Paris, 5.800% - 5.900%, 4/6/1999 -
                  4/28/1999                                                               126,474,843
     15,000,000   Svenska Handelsbanken, Stockholm, 5.800%, 4/6/1999                       14,998,867
     25,000,000   Toronto-Dominion Bank, 5.020%, 1/10/2000                                 24,990,936
     15,000,000   UBS AG, 4.939%, 1/13/2000                                                15,010,786
                  TOTAL CERTIFICATES OF DEPOSIT                                           671,403,519
                  COMMERCIAL PAPER-45.5% 1

                  BANKING-11.9%

     24,000,000   Abbey National N.A. Corp., (Guaranteed by Abbey National

                  Bank PLC, London), 5.003%, 5/4/1999                                      23,700,693
    165,000,000   Aspen Funding Corp., (Insured by MBIA INS, Guaranteed by
                  Deutsche Bank, AG), 4.852% - 5.634%, 2/1/1999 - 2/25/1999               164,700,367
      2,970,000   BHS Long Term Care, (Lasalle National Bank, Chicago LOC),
                  5.397%, 3/8/1999                                                          2,954,610

     21,710,000   Benedictine Health System, (Lasalle National Bank, Chicago

                  LOC), 5.118% - 5.330%, 3/8/1999                                          21,599,348
    380,000,000   Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                  Imperial Bank of Commerce), 4.962% - 5.079%, 2/22/1999 -

                  4/14/1999                                                               377,199,427
     30,000,000   Commonwealth Bank of Australia, Sydney, 5.307%, 3/22/1999                29,788,892
    131,500,000   Cregem North America, Inc., (Guaranteed by Credit Communal
                  de Belgique, Brussles), 4.943% - 5.635%, 2/3/1999 -

                  3/29/1999                                                               131,088,163
     43,661,000   Fountain Square Commercial Funding Corp., (Fifth Third Bank,
                  Cincinnati Support Agreement), 4.979% - 5.350%, 2/1/1999 -

                  7/19/1999                                                                43,339,027
    143,000,000   Societe Generale North America, Inc., (Guaranteed by Societe
                  Generale, Paris), 5.122% - 5.123%, 4/5/1999 - 4/7/1999                  141,732,124
     25,000,000   SunTrust Banks, Inc., 5.276%, 3/5/1999                                   24,884,000
     50,000,000   UBS Finance (Delaware), Inc., (UBS AG GTD), 5.035%,
                  4/16/1999                                                                49,491,250
     60,000,000   Westpac Capital Corp., (Guaranteed by Westpac Banking Corp.
                  Ltd., Sydney), 5.029% - 5.032%, 4/12/1999 - 5/14/1999                    59,275,442
     PRINCIPAL

      AMOUNT                                                                           VALUE

                  COMMERCIAL PAPER-continued 1

                  BANKING-CONTINUED

 $   22,668,000   Wood Street Funding Corp., (PNC Bank, N.A. Support
                  Agreement), 4.906% - 5.326%, 2/26/1999 - 3/18/1999                 $     22,548,450
                  TOTAL                                                                 1,092,301,793
                  BROKERAGE-0.3%

     30,000,000   Credit Suisse First Boston, Inc., 4.892%, 4/19/1999                      29,690,075
                  ELECTRIC POWER-0.2%
     14,325,000   Southern Electric Generating Co. (SEGCO), (Guaranteed by
                  Alabama Power Co., Guaranteed by Georgia Power Co.), 5.018%,
                  3/9/1999                                                                 14,253,662
                  FINANCE-AUTOMOTIVE-2.1%

    100,000,000   Chrysler Financial Co. LLC, 4.929%, 5/12/1999                            98,652,778
    100,000,000   General Motors Acceptance Corp., Mortgage of PA, (Guaranteed
                  by General Motors Acceptance Corp.), 5.086%, 4/1/1999                    99,176,567
                  TOTAL                                                                   197,829,345
                  FINANCE-COMMERCIAL-16.6%

     77,500,000   Asset Securitization Cooperative Corp., 4.876% - 5.178%,
                  2/12/1999 - 3/26/1999                                                    76,962,792
    212,000,000   Beta Finance, Inc., 4.997% - 5.444%, 2/26/1999 - 5/28/1999              210,041,307
    250,000,000   Corporate  Asset Funding Co., Inc. (CAFCO), 4.872% - 5.304%,
                  2/24/1999 - 4/12/1999                                                   248,403,139
     41,155,000   Falcon Asset Securitization Corp., 5.321%, 2/25/1999                     41,010,958
    217,000,000   General Electric Capital Corp., 4.886% - 5.650%, 2/4/1999 -
                  4/9/1999                                                                216,108,900
    253,719,000   Greenwich Funding Corp., 4.889% - 4.890%, 4/6/1999 -
                  4/15/1999                                                               251,342,566
     38,975,000   PREFCO-Preferred Receivables Funding Co., 5.274% - 5.405%,
                  2/9/1999 - 2/26/1999                                                     38,870,257
     45,366,000   Receivables Capital Corp., 5.450% - 5.468%, 2/4/1999 -
                  2/12/1999                                                                45,303,692
    396,000,000   Sheffield Receivables Corp., 4.910% - 5.499%, 2/19/1999 -
                  3/31/1999                                                               394,409,419
                  TOTAL                                                                 1,522,453,030

                  FINANCE-RETAIL-7.5%

    105,000,000   American Express Credit Corp., 4.888% - 5.023%, 4/12/1999 -
                  4/13/1999                                                               103,999,729
    139,000,000   Associates Corp. of North America, 4.867% - 5.401%, 3/9/1999
                  - 4/19/1999                                                             138,073,175
    205,500,000   Associates First Capital Corp., 4.852% - 5.073%, 2/1/1999 -
                  5/28/1999                                                               204,048,621
     75,000,000   Household Finance Corp., 4.852%, 2/1/1999                                75,000,000
     38,500,000   Island Finance, Puerto Rico, (Norwest Financial, Inc.,
                  Support Agreement) 5.219%, 2/25/1999                                     38,367,817
     50,000,000   New Center Asset Trust, A1/P1 Series, 5.630%, 2/12/1999                  49,916,278
     75,000,000   Norwest Financial, Inc., 4.888%, 4/13/1999                               74,285,563
                  TOTAL                                                                   683,691,183

     PRINCIPAL

      AMOUNT                                                                           VALUE

                  COMMERCIAL PAPER-continued 1

                  INSURANCE-6.5%

 $  265,000,000   CXC, Inc., 4.879% - 5.404%, 2/4/1999 - 5/17/1999                   $    263,185,360
    339,000,000   Marsh & McLennan Cos., Inc., 5.112% - 5.650%, 2/22/1999 -
                  5/24/1999                                                               335,340,818
                  TOTAL                                                                   598,526,178

                  OIL & OIL FINANCE-0.4%

     40,000,000   Chevron Transport Corp., (Guaranteed by Chevron Corp.),

                  5.080% - 5.091%, 3/12/1999 - 4/9/1999                                    39,707,850
                  TOTAL COMMERCIAL PAPER                                                4,178,453,116
                  SHORT-TERM NOTES-12.4%
                  BANKING-3.2%
    195,000,000   Abbey National Treasury Services, PLC, 4.990%-5.500%,

                  1/10/2000 - 2/2/1999                                                    194,962,094
     60,000,000   SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                  International, PLC), 5.589%, 3/12/1999                                   60,000,000
     36,000,000   SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                  International, PLC), 5.270%, 4/23/1999                                   36,000,000
                  TOTAL                                                                   290,962,094

                  BROKERAGE-2.0%

    185,000,000   Goldman Sachs Group, LP, 5.020%, 3/1/1999                               185,000,000
                  ELECTRICAL EQUIPMENT-0.5%
     48,800,000   Mt. Vernon Phenol Plant Partnership, (Guaranteed by General

                  Electric Co.), 5.370%, 5/17/1999                                         48,800,000
                  FINANCE-AUTOMOTIVE-1.6%

      5,304,769   Chase Manhattan Auto Owner Trust 1998-C, Class A-1, 5.588%,

                  7/9/1999                                                                  5,304,516
      4,538,178   Compass Auto Receivables Trust 1998-A, Class A-1, 5.659%,
                  7/15/1999                                                                 4,538,178
     10,337,371   Ford Credit Auto Owner Trust 1998-C, Class A-2, 5.670%,
                  6/15/1999                                                                10,337,371
     68,975,764   General Motors Acceptance Corp., Mortgage of PA, (Guaranteed
                  by General Motors Acceptance Corp.), 5.120%, 2/1/1999                    68,975,764
     21,581,181   MMCA Auto Owner Trust 1998-1, Class A-1, 5.621%, 8/16/1999               21,581,180
     37,445,794   Premier Auto Trust 1998-5, Class A-1, 5.140%, 7/8/1999                   37,438,650
                  TOTAL                                                                   148,175,659
                  FINANCE-COMMERCIAL-1.7%

     50,000,000 2 Beta Finance, Inc., 5.130%, 10/25/1999                                   50,000,000
     25,000,000 2 Beta Finance, Inc., 5.250%, 1/18/2000                                    25,023,178
     20,000,000 2 Beta Finance, Inc., 5.690%, 3/2/1999                                     20,000,000
     60,000,000 2 Beta Finance, Inc., 5.790%, 4/8/1999                                     59,998,915
                  TOTAL                                                                   155,022,093

     PRINCIPAL

      AMOUNT                                                                           VALUE

                  SHORT-TERM NOTES-continued
                  FINANCE-EQUIPMENT-2.0%

 $    5,820,756   Case Equipment Receivables Trust 1998-B, Class A-1, 5.608%,
                  9/15/1999                                                          $      5,820,756
     46,234,795   Newcourt Equipment Trust Securities 1998-2, Class A-1,
                  5.195%, 1/15/2000                                                        46,234,795
    127,000,000   Pitney Bowes Credit Corp., 5.046%, 2/10/1999                            126,840,456
                  TOTAL                                                                   178,896,007
                  INSURANCE-1.4%

     14,216,145   Americredit Automobile Receivables Trust 1998-C, Class A-1,

                  (Insured by FSA), 5.380%, 9/12/1999                                      14,216,145
     16,568,424   Americredit Automobile Receivables Trust 1998-D, Class A-1,
                  (Insured by FSA), 5.199%, 11/12/1999                                     16,568,424
     48,000,000   Marsh & McLennan Cos., Inc., 5.254%, 5/24/1999                           48,000,000
     49,000,000   WFS Financial, Series 1998-C Owner Trust, Class A-1,

                  (Guaranteed by FSA), 5.395%, 11/20/1999                                  49,000,000
                  TOTAL                                                                   127,784,569
                  TOTAL SHORT-TERM NOTES                                                1,134,640,422
                  VARIABLE RATE INSTRUMENTS-19.9% 3

                  BANKING-12.4%

      8,880,000   4 C's LLC, Series 1998, (KeyBank, N.A. LOC), 4.910%,
                  2/4/1999                                                                  8,880,000
      5,645,000   Abbott Foods, Series 1996, (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                       5,645,000
     10,200,000   Active Living of Glenview, LLC, Series 1998, (Firstar Bank,
                  Milwaukee LOC), 5.000%, 2/3/1999                                         10,200,000
      5,070,000   Alabama State IDA, Series 1994, Miltope Project, (Regions
                  Bank, Alabama LOC), 4.970%, 2/4/1999                                      5,070,000
      6,565,000   Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue
                  Bonds, (Amsouth Bank N.A., Birmingham LOC), 5.000%, 2/4/1999              6,565,000
      2,175,000   Alabama State IDA, Standard Furniture Project, Series 1995,
                  (Amsouth Bank N.A., Birmingham LOC), 5.000%, 2/4/1999                     2,175,000
      5,630,000   Alexandria Executive Club LP, (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                       5,630,000
      2,905,000   Allegheny County, PA IDA, Series 1999-B, (Bank One, Ohio,
                  N.A. LOC), 4.910%, 2/4/1999                                               2,905,000
     11,615,000   American Xtal Technology, Inc., Xtal Project, Series 1998,
                  (U.S. Bank, N.A., Minneapolis LOC), 4.920%, 2/4/1999                     11,615,000
      8,340,000   Arrow N.A., Inc., (Bank of America NT and SA, San Francisco
                  LOC), 4.910%, 2/4/1999                                                    8,340,000
      7,000,000   Asset Holdings Corp. VII, (U.S. Bank, N.A., Minneapolis
                  LOC), 4.910%, 2/4/1999                                                    7,000,000

     PRINCIPAL

      AMOUNT                                                                           VALUE

                  VARIABLE RATE INSTRUMENTS-continued 3
                  BANKING-CONTINUED

 $    3,500,000   Asset Holdings V, (Bayerische Hypotheken-und Vereinsbank AG
                  LOC), 4.910%, 2/4/1999                                             $      3,500,000
         50,000   Associated Materials, Inc., (KeyBank, N.A. LOC), 4.930%,
                  2/5/1999                                                                     50,000

     12,000,000   Association of American Medical Colleges, (Guaranteed by

                  Chase Manhattan Bank N.A., New York), 4.970%, 2/3/1999                   12,000,000
      3,000,000   Auth Family, LLC, 1998 Issue, (First National Bank of
                  Maryland, Baltimore LOC), 5.000%, 2/2/1999                                3,000,000
      3,800,000   Balboa Investment Group V, Series 1997, (Amsouth Bank N.A.,
                  Birmingham LOC), 5.000%, 2/4/1999                                         3,800,000
     20,000,000   Barclays Bank PLC, London, 5.120%, 2/17/1999                             20,000,000
      4,000,000   Bardstown City, KY, (RJ Tower Project), Series 1995,

                  (Comerica, Inc. LOC), 5.000%, 2/4/1999                                    4,000,000
      8,000,000   Bethesda Country Club, Inc., Series 1997, (First National
                  Bank of Maryland, Baltimore LOC), 5.000%, 2/2/1999                        8,000,000
     18,835,000   Beverly Hills Nursing Center, Inc., Medilodge Project,
                  Series 1996,

                  (KeyBank, N.A. LOC), 4.960%, 2/4/1999                                    18,835,000
      1,592,790   Bowling Green Manor LP, (Huntington National Bank, Columbus,
                  OH LOC), 4.910%, 2/4/1999                                                 1,592,790
      9,055,000   Brentlinger Enterprises, (Huntington National Bank,
                  Columbus, OH LOC), 4.960%, 2/4/1999                                       9,055,000
     10,000,000   Capital One Funding Corp., Series 1998-C, (Bank One, Ohio,
                  N.A. LOC), 4.910%, 2/4/1999                                              10,000,000
      5,332,000   Capital One Funding Corp., Series 1994-A, (Bank One, Ohio,
                  N.A. LOC), 4.910%, 2/4/1999                                               5,332,000
     13,167,000   Capital One Funding Corp., Series 1994-C, (Bank One, Ohio,
                  N.A. LOC), 4.910%, 2/4/1999                                              13,167,000
      8,493,000   Capital One Funding Corp., Series 1994-D, (Bank One,
                  Kentucky LOC), 4.910%, 2/4/1999                                           8,493,000
        365,000   Capital One Funding Corp., Series 1995-A, (Bank One,
                  Indiana, N.A. LOC), 4.910%, 2/4/1999                                        365,000
      9,555,000   Capital One Funding Corp., Series 1995-B, (Bank One,
                  Kentucky LOC), 4.910%, 2/4/1999                                           9,555,000
     20,680,000   Capital One Funding Corp., Series 1995-F, (Bank One, Ohio,
                  N.A. LOC), 4.910%, 2/4/1999                                              20,680,000
      8,600,000   Capital One Funding Corp., Series 1996-H, (Bank One, West
                  Virginia, N.A. LOC), 4.910%, 2/4/1999                                     8,600,000
      1,065,000   Carpenter, Thomas E., Series 1998, (Huntington National
                  Bank, Columbus, OH LOC), 4.960%, 2/4/1999                                 1,065,000
      9,000,000   Carport, Inc., Series 1997, (Amsouth Bank N.A., Birmingham
                  LOC), 5.000%, 2/4/1999                                                    9,000,000

     PRINCIPAL

      AMOUNT                                                                           VALUE

                  VARIABLE RATE INSTRUMENTS-continued 3
                  BANKING-CONTINUED

  $   3,760,000   Cleveland Sportsplex Ltd., (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                $      3,760,000
      5,570,000   Clinton County, NY IDA, Bombardier Project, Series 1998-B,
                  (Marine Midland Bank N.A., Buffalo, NY LOC), 4.960%,

                  2/4/1999                                                                  5,570,000
      8,300,000   Cloquet, MN, Series 1996-B Potlach Corp., (Credit Suisse
                  First Boston LOC), 5.000%, 2/3/1999                                       8,300,000
      1,022,337   Clyde Manor LP, (Huntington National Bank, Columbus, OH
                  LOC), 4.910%, 2/4/1999                                                    1,022,337

        505,000   Colorado Health Facilities Authority, Development
                  Disabilities Center Project, Series 1998-F1, (Bank One,

                  Colorado LOC), 5.010%, 2/4/1999                                             505,000
      1,100,000   Colorado Health Facilities Authority, Development
                  Disabilities Resource Center, Series 1998-C1, (Bank One,

                  Colorado LOC), 4.910%, 2/4/1999                                           1,100,000
      3,000,000   Colorado Health Facilities Authority, Goodwill Industries of
                  Denver Project, Series 1998-G1, (Bank One, Colorado LOC),

                  4.910%, 2/4/1999                                                          3,000,000
      2,780,000   Columbia County, GA Development Authority, Series 1993,
                  (SunTrust

                  Banks, Inc. LOC), 4.950%, 2/3/1999                                        2,780,000
      8,000,000   Commercial Contractors, Inc., Series 1998, (First National
                  Bank of Maryland, Baltimore LOC), 5.000%, 2/2/1999                        8,000,000
      7,500,000   Communications Corp. of America, Series 1998, (Wachovia Bank
                  of NC, N.A., Winston-Salem LOC), 4.920%, 2/3/1999                         7,500,000
      4,800,000   Damascus Company Ltd., Series 1998, (Huntington National

                  Bank, Columbus, OH LOC), 4.960%, 2/4/1999                                 4,800,000
      9,000,000   David Lipscomb University, Series 1998, (SunTrust Bank,
                  Nashville LOC), 4.950%, 2/3/1999                                          9,000,000
      8,510,000   Dewberry IV LP, Series 1997, (First National Bank of
                  Maryland, Baltimore LOC), 5.000%, 2/2/1999                                8,510,000
      5,490,000   Die-Matic Corp., (Huntington National Bank, Columbus, OH
                  LOC), 4.960%, 2/4/1999                                                    5,490,000
      4,500,000   Double H Plastics, Inc., Series 1998, (First Union National
                  Bank,

                  Charlotte, N.C. LOC), 4.950%, 2/3/1999                                    4,500,000
      2,915,000   Douglas County, GA Development Authority, Heritage Bag
                  Project, Series 1998-B, (Wachovia Bank of NC, N.A., Winston-

                  Salem LOC), 4.970%, 2/4/1999                                              2,915,000
      3,700,000   Eastwinds Investment, Ltd., (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                       3,700,000
      5,000,000   Fannin County IDA, Series 1998, Georgia Crown Distributing
                  Co. Project, (SunTrust Bank, Atlanta LOC), 4.950%, 2/3/1999               5,000,000
     25,000,000   First Union National Bank, Charlotte, NC, 5.050%, 2/1/1999               25,000,000
      4,690,000   Foothill Development Group, LLC, Series 1998, (U.S. Bank,

                  N.A., Minneapolis LOC), 4.910%, 2/4/1999                                  4,690,000
     PRINCIPAL

      AMOUNT                                                                           VALUE

                  VARIABLE RATE INSTRUMENTS-continued 3
                  BANKING-CONTINUED

 $    6,095,000   Fort Craig Limited Partnership, (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                $      6,095,000
      1,375,000   Frederick County, MD, Thogar, LLC Facility, Series 1998-B,
                  (First National Bank of Maryland, Baltimore LOC), 5.000%,

                  2/2/1999                                                                  1,375,000
      4,000,000   G.M.H. Enterprises, Inc., Series 1995, (National City Bank,
                  Ohio LOC), 4.920%, 2/4/1999                                               4,000,000
     15,000,000   Galasso Materials, LLC and Galasso Holdings, LLC, Series
                  1998,

                  (KeyBank, N.A. LOC), 4.910%, 2/4/1999                                    15,000,000
      2,720,000   Gerken Materials, Inc., Series 1995, (Huntington National
                  Bank,

                  Columbus, OH LOC), 4.910%, 2/4/1999                                       2,720,000
      3,620,000   Gerken Materials, Inc., Series 1997, (Huntington National
                  Bank, Columbus, OH LOC), 4.910%, 2/4/1999                                 3,620,000
     13,330,000   Grand Aire Express, Inc., Series 1997, (National City Bank,
                  Ohio LOC), 4.920%, 2/4/1999                                              13,330,000
      1,150,000   Great Lakes Brewing Co., (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                       1,150,000
      2,190,000   Grote Family LP, (Huntington National Bank, Columbus, OH
                  LOC), 4.910%, 2/4/1999                                                    2,190,000

      7,600,000   Gwinnett County, GA, Newell Recycling of Atlanta Series

                  1998, (Bank One, Texas N.A. LOC), 4.910%, 2/4/1999                        7,600,000
      5,000,000   Hazlet Manor Associates, Series 1998, (First National Bank
                  of Maryland, Baltimore LOC), 5.000%, 2/2/1999                             5,000,000
      3,500,000   Henderson City, KY, Vincent Industrial Plastics, Inc.,
                  (SunTrust Bank,

                  Nashville LOC), 4.950%, 2/4/1999                                          3,500,000
     10,560,000   Hunt Club Apartments, Inc., (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                      10,560,000
        410,000   Illinois Development Finance Authority, Series 1996-B Nimlok
                  Co., Project, (Bank One, Illinois, N.A. LOC), 5.060%,

                  2/4/1999                                                                    410,000
      4,500,000   J.P. Plymouth Properties, LLC, Series 1999, (Michigan
                  National Bank, Farmington Hills LOC), 5.200%, 2/3/1999                    4,500,000
     18,510,000   JFK Family Borrowing, LLP, Series 1997, (First National Bank
                  of Maryland, Baltimore LOC), 4.950%, 2/2/1999                            18,510,000
     11,080,000   Kendall Health Care Properties, Series 1997, (SunTrust Bank,
                  Miami LOC), 5.050%, 2/3/1999                                             11,080,000
      5,500,000   Kendall Health Care Properties, Series 1998-A, (SunTrust
                  Bank, Miami LOC), 5.050%, 2/3/1999                                        5,500,000
      4,180,000   Kings Creek Country Club, Inc., Series 1997, (First Union
                  National Bank, Charlotte, NC LOC), 5.000%, 2/3/1999                       4,180,000
      2,400,000   L.H. Kroh, Inc., Series 1998, (First Union National Bank,
                  Charlotte, NC LOC), 5.000%, 2/3/1999                                      2,400,000
     PRINCIPAL

      AMOUNT                                                                           VALUE

                  VARIABLE RATE INSTRUMENTS-continued 3
                  BANKING-CONTINUED

 $  157,000,000 2 Liquid Asset Backed Securities Trust, Series 1996-3,
                  (Westdeutsche Landesbank Girozentrale Swap Agreement),
                  5.020%, 2/16/1999                                                  $    157,000,000
     43,539,263 2 Liquid Asset Backed Securities Trust, Series 1997-1,
                  (Westdeutsche Landesbank Girozentrale Swap Agreement),

                  5.000%, 2/16/1999                                                        43,539,262
      8,500,000   Mack Industries, Series 1998, (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                       8,500,000
      6,000,000   Maples Industries, Inc., (Regions Bank, Alabama LOC),
                  4.950%, 2/4/1999                                                          6,000,000

     23,000,000   Maryland EDC, Human Genome, Series 1997, (First National

                  Bank of Maryland, Baltimore LOC), 4.950%, 2/2/1999                       23,000,000
      1,495,000   McClellan Management, Inc., Genoa Health Care Center
                  Project, Series 1999, (Fifth Third Bank of Northwestern OH

                  LOC), 4.970%, 2/4/1999                                                    1,495,000

      6,100,000   Medford Convalescent & Nursing Center, Series 1997, (First

                  National Bank of Maryland, Baltimore LOC), 5.000%, 2/2/1999               6,100,000
      3,032,000   Midwest Funding Corp., Series 1991-A, Class A-1, (Bank One,
                  Ohio, N.A. LOC), 4.910%, 2/4/1999                                         3,032,000
      3,238,000   Midwest Funding Corp., Series 1991-C, (Bank One, Ohio, N.A.
                  LOC), 4.910%, 2/4/1999                                                    3,238,000
      1,428,000   Midwest Funding Corp., Series 1992-B, (Bank One, Ohio, N.A.
                  LOC), 4.910%, 2/4/1999                                                    1,428,000
      2,261,000   Midwest Funding Corp., Series 1992-C, (Bank One, Ohio, N.A.
                  LOC), 4.910%, 2/4/1999                                                    2,261,000

      4,720,000   Miller, James & Deborah, Series 1997, (First National Bank

                  of Maryland, Baltimore LOC), 5.000%, 2/2/1999                             4,720,000
     10,900,000   Mississippi Business Finance Corp., Choctaw Foods, Inc.,
                  (Rabobank Nederland, Utrecht LOC), 4.950%, 2/3/1999                      10,900,000
      5,800,000   Mississippi Business Finance Corp., Metalloy Project,
                  (Comerica Bank,

                  Detroit, MI LOC), 4.810%, 2/4/1999                                        5,800,000
     17,000,000   Mississippi Business Finance Corp., Series 1994, Georgia
                  Gulf, (Wachovia Bank of NC, N.A., Winston-Salem LOC),

                  4.890%, 2/3/1999                                                         17,000,000

      2,000,000   Mississippi Business Finance Corp., Series 1995, Plantation
                  Pointe, LP Project, (SunTrust Bank, Atlanta LOC), 4.970%,

                  2/4/1999                                                                  2,000,000
     13,365,000   North Oaks Partnership, Series 1998, (Lasalle National Bank,
                  Chicago LOC), 5.050%, 2/4/1999                                           13,365,000
      2,175,000   Nova University, Inc. Lease Revenue Bonds, Series 1993,
                  Miami Dolphins Training Facility, (SunTrust Bank, South

                  Florida LOC), 4.950%, 2/3/1999                                            2,175,000
      5,289,000   Oceana County Freezer Storage, Inc., Series 1998,
                  (Huntington National Bank, Columbus, OH LOC), 4.910%,

                  2/4/1999                                                                  5,289,000
      2,145,000   Orangeburg Convalescent Care Center, Inc., Series 1995-A,
                  (PNC Bank, N.A. LOC), 4.938%, 2/1/1999                                    2,145,000
     PRINCIPAL

      AMOUNT                                                                           VALUE

                  VARIABLE RATE INSTRUMENTS-continued 3
                  BANKING-CONTINUED

  $   1,920,000   Port Authority of Saint Paul, MN, Bix Fruit Co., Series 1998-
                  B, (U.S. Bank, N.A., Minneapolis LOC), 5.190%, 2/4/1999            $      1,920,000
      3,350,000   Port Authority of Saint Paul, MN, National Checking Co.
                  Project, Series 1998-B, (U.S. Bank, N.A., Minneapolis LOC),

                  5.090%, 2/4/1999                                                          3,350,000
      2,500,000   Poseyville, IN, North American Green, Inc., Series 1998-A,
                  (Harris Trust & Savings Bank, Chicago LOC), 5.050%, 2/4/1999              2,500,000
      1,500,000   Poseyville, IN, North American Green, Inc., Series 1998-B,
                  (Harris Trust & Savings Bank, Chicago LOC), 5.050%, 2/4/1999              1,500,000
      9,000,000   Primex Funding Corp., Series 1997-A, (Bank One, Indiana,
                  N.A. LOC), 4.910%, 2/4/1999                                               9,000,000
     48,209,093 2 Rabobank Optional Redemption Trust, Series 1997-101, 5.005%,
                  4/15/1999                                                                48,209,093
      2,800,000   Roby Company Ltd. Partnership, (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                       2,800,000
      7,020,000   Roby Company Ltd. Partnership, (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                       7,020,000
      9,000,000   Rollins College, Series 1998, 4.950%, 2/3/1999                            9,000,000
     11,850,000   Rooker, J.W., (Wachovia Bank of NC, N.A., Winston-Salem

                  LOC), 4.920%, 2/3/1999                                                   11,850,000

      2,600,000   San Jose, CA Multifamily Housing Revenue Bonds, Carlton
                  Plaza of San Jose, Series 1998 A-T, (Commerzbank AG,

                  Frankfurt LOC), 4.910%, 2/4/1999                                          2,600,000
        100,000   Scranton Times, LP, (PNC Bank, N.A. LOC), 4.938%, 2/1/1999                  100,000
     33,000,000   Societe Generale, Paris, 4.883%, 2/1/1999                                32,988,625
        900,000   Solon, OH, Custom Graphics, (Bank One, Ohio, N.A. LOC),
                  4.910%, 2/4/1999                                                            900,000
      2,000,000   Souser Family Ltd. Partnership, Series 1998, (Dauphin
                  Deposit Bank and Trust LOC), 5.000%, 2/3/1999                             2,000,000
      6,500,000   Special Care Facilities, Daphne AL, Presbyterian Retirement
                  Corp.,

                  Series 1998-B, 4.960%, 2/4/1999                                           6,500,000
      3,195,000   Spitzer Group, Series 1996-A, (Bank One, Ohio, N.A. LOC),
                  4.910%, 2/4/1999                                                          3,195,000
      1,910,000   Spitzer Group, Series 1996-B, (Bank One, Ohio, N.A. LOC),
                  4.910%, 2/4/1999                                                          1,910,000
     14,000,000   Spitzer Group, Series 1998-A, (Bank One, Ohio, N.A. LOC),
                  4.910%, 2/4/1999                                                         14,000,000
     11,583,000   Spitzer Group, Series 1998-B, (Bank One, Ohio, N.A. LOC),
                  4.910%, 2/4/1999                                                         11,583,000
      6,540,000   Springfield Limited, Series A, (UBS AG LOC), 4.910%,
                  2/4/1999                                                                  6,540,000

      2,750,000   Stratford Properties, LP, Series 1998, (First National Bank

                  of Maryland, Baltimore LOC), 5.000%, 2/2/1999                             2,750,000
      4,715,000   TNT Co., Series 1998, (Huntington National Bank, Columbus,
                  OH LOC), 4.960%, 2/4/1999                                                 4,715,000
     46,815,000   Terry Griffin Gate Partners, Ltd., Series 1995, (Bank One,
                  Kentucky LOC), 4.910%, 2/3/1999                                          46,815,000
     PRINCIPAL

      AMOUNT                                                                           VALUE

                  VARIABLE RATE INSTRUMENTS-continued 3
                  BANKING-CONTINUED

  $   5,545,000   Van Dyne Crotty Co., Series 1996, (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                $      5,545,000
      5,000,000   Van Dyne Crotty Co., Series 1998, (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                       5,000,000
      3,135,000   Van Wyk Enterprises, Inc., Series 1998-A, (Huntington
                  National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                        3,135,000
      2,165,000   Van Wyk Enterprises, Inc., Series 1998-B, (Huntington
                  National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                        2,165,000
        425,000   Van Wyk Enterprises, Inc., Series 1998-C, (Huntington
                  National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                          425,000
      3,575,000   Van Wyk Enterprises, Inc., Series 1998-D, (Huntington
                  National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                        3,575,000
        645,000   Van Wyk Enterprises, Inc., Series 1998-E, (Huntington
                  National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                          645,000
        815,000   Van Wyk Enterprises, Inc., Series 1998-F, (Huntington
                  National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                          815,000
      1,000,000   Van Wyk, Bruce M., Series 1998, (Huntington National Bank,
                  Columbus, OH LOC), 4.910%, 2/4/1999                                       1,000,000
      2,569,000   Vista Funding Corp., (Bank One, Ohio, N.A. LOC), 4.910%,
                  2/4/1999                                                                  2,569,000
      3,891,000   Vista Funding Corp., Series 1994-A, (Fifth Third Bank of
                  Northwestern, OH LOC), 4.910%, 2/4/1999                                   3,891,000
      1,350,000   Vista Funding Corp., Series 1995-B, (Fifth Third Bank of
                  Northwestern, OH LOC), 4.910%, 2/4/1999                                   1,350,000
      9,430,000   Vista Funding Corp., Series 1995-D, (Fifth Third Bank of
                  Northwestern, OH LOC), 4.910%, 2/4/1999                                   9,430,000
      5,912,000   Vista Funding Corp., Series 1995-E, (Bank One, Ohio, N.A.
                  LOC), 4.910%, 2/4/1999                                                    5,912,000
      7,311,000   Vista Funding Corp., Series 1998-B, (Fifth Third Bank of
                  Northwestern, OH LOC), 4.910%, 2/4/1999                                   7,311,000
      4,530,000   Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 5.000%,
                  2/4/1999                                                                  4,530,000
        971,431   Wauseon Manor II LP, (Huntington National Bank, Columbus, OH
                  LOC), 4.910%, 2/4/1999                                                      971,431
      2,840,000   Wexner Heritage House, (Huntington National Bank, Columbus,
                  OH LOC), 4.910%, 2/4/1999                                                 2,840,000
     11,965,000   Whetstone Care Center, LLC, Series 1998, (Fifth Third Bank,
                  Cincinnati LOC), 4.990%, 2/4/1999                                        11,965,000
      3,000,000   White Bear Lake, MN, City of, Series 1993, (Norwest Bank,
                  Minnesota, N.A. LOC), 5.220%, 2/4/1999                                    3,000,000
     16,500,000   William Hill Manor, Inc., Series 1998, (First National Bank
                  of Maryland, Baltimore LOC), 4.950%, 2/2/1999                            16,500,000
     PRINCIPAL

      AMOUNT                                                                           VALUE

                  VARIABLE RATE INSTRUMENTS-continued 3
                  BANKING-CONTINUED

 $    9,750,000   Willow Hill Industries, (Huntington National Bank, Columbus,
                  OH LOC), 4.910%, 2/4/1999                                          $      9,750,000
      3,425,000   Wood County, OH, IMCO Carbide Tool, Inc. Series 1998,
                  (Huntington National Bank, Columbus, OH LOC), 4.910%,

                  2/4/1999                                                                  3,425,000
      2,250,000   YMCA of Central, OH, (Huntington National Bank, Columbus, OH
                  LOC), 4.910%, 2/4/1999                                                    2,250,000
                  TOTAL                                                                 1,142,709,538

                  ELECTRICAL EQUIPMENT-0.5%

     48,363,557   Northwest Airlines, Inc., (Guaranteed by General Electric

                  Co.), 4.938%, 2/1/1999                                                   48,363,557
                  FINANCE-RETAIL-0.3%

     27,300,000 2 Bishop's Gate Residential Mortgage Trust, Series 1998-2,

                  Class A-1, 5.747%, 2/10/1999                                             27,300,000

                  INSURANCE-6.7%

     15,000,000   Allstate Life Insurance Co., 5.136%, 1/30/1999                           15,000,000
     50,000,000   First Allmerica Financial Life Insurance Co., 5.090%,
                  4/16/1999                                                                50,000,000
     86,000,000   Jackson National Life Insurance Co., 5.040%, 2/22/1999                   86,000,000
     58,600,000   Jackson National Life Insurance Co., 5.186%, 1/30/1999                   58,600,000
     14,000,000   Jackson National Life Insurance Co., 5.310%, 1/30/1999                   14,000,000
     62,333,573 2 Liquid Asset Backed Securities Trust, Series 1997-3, Senior
                  Notes, (Guaranteed by AMBAC), 5.254%, 3/28/1999                          62,333,573
     35,000,000   Monumental Life Insurance Company, 5.170%, 2/1/1999                      35,000,000
     32,000,000   Monumental Life Insurance Company, 5.250%, 2/1/1999                      32,000,000
     75,000,000   Principal Life Insurance Company, 5.410%, 1/30/1999                      75,000,000
     15,000,000   Security Life of Denver Insurance Co., 5.028%, 1/30/1999                 15,000,000
     25,000,000   Security Life of Denver Insurance Co., 5.311%, 1/30/1999                 25,000,000
     10,000,000   SunAmerica Life Insurance Company, 5.137%, 2/1/1999                      10,000,000
     70,000,000   Transamerica Life Insurance and Annuity Co., 5.136%,
                  1/30/1999                                                                70,000,000
     20,000,000   Transamerica Occidental Life Insurance Co., 5.525%, 3/6/1999             20,000,000
     44,000,000   Travelers Insurance Company, 5.116%, 1/30/1999                           44,000,000
                  TOTAL                                                                   611,933,573
                  TOTAL VARIABLE RATE INSTRUMENTS                                       1,830,306,668


     PRINCIPAL

      AMOUNT                                                                           VALUE

                  TIME DEPOSIT-7.2%

                  BANKING-7.2%

 $  150,000,000   Chase Manhattan Bank (USA) N.A., Wilmington, 4.813%,

                  2/1/1999                                                           $    150,000,000
    260,000,000   Deutsche Bank, AG, 4.750% - 4.813%, 2/1/1999                            260,000,000
    150,000,000   Dresdner Bank AG, Frankfurt, 4.750%, 2/1/1999                           150,000,000
     72,000,000   Mellon Bank N.A., Pittsburgh, 4.813%, 2/1/1999                           72,000,000
     25,000,000   Westdeutsche Landesbank Girozentrale, 4.813%, 2/1/1999                   25,000,000
                  TOTAL TIME DEPOSITS                                                     657,000,000
                  REPURCHASE AGREEMENTS-10.2% 4
    116,160,000   Bankers Trust Co., New York, 4.820%, dated 1/29/1999, due

                  2/1/1999                                                                116,160,000
    308,212,000   Bear, Stearns and Co., 4.820%, dated 1/29/1999, due 2/1/1999            308,212,000
     57,995,000   HSBC Securities, Inc., 4.820%, dated 1/29/1999, due 2/1/1999             57,995,000
    100,395,000   Nationsbanc Montgomery Securities, Inc., 4.820%, dated
                  1/29/1999, due 2/1/1999                                                 100,395,000
     59,895,000   Prudential Securities, Inc., 4.820%, dated 1/29/1999, due
                  2/1/1999                                                                 59,895,000
     88,095,000   Societe Generale Securities Corp., 4.730%, dated 1/29/1999,
                  due 2/1/1999                                                             88,095,000
    149,895,000   Toronto Dominion Securities (USA) Inc., 4.730%, dated
                  1/29/1999, due 2/1/1999                                                 149,895,000
     50,000,000   Warburg Dillon Reed LLC, 4.690%, dated 1/29/1999, due
                  2/1/1999                                                                 50,000,000
                  TOTAL REPURCHASE AGREEMENTS                                             930,647,000
                  TOTAL INVESTMENTS (AT AMORTIZED COST) 5                            $  9,402,450,725

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $493,404,021 which represents 5.4% of net assets.

3 Current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($9,176,246,798) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation EDC -Economic Development Commission FSA -Financial Security Assurance GTD -Guaranteed IDA -Industrial Development Authority LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance SA -Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
January 31, 1999 (Unaudited)


ASSETS:
Investments in repurchase agreements                             $   930,647,000
Investments in securities                                          8,471,803,725
Total investments, at amortized cost and value                                       $ 9,402,450,725
Income receivable                                                                         38,226,867
Receivable for shares sold                                                                   142,079
Prepaid expenses                                                                              43,604
TOTAL ASSETS                                                                           9,440,863,275
LIABILITIES:

Payable for investments purchased                                     10,126,663
Payable for shares redeemed                                               11,273
Income distribution payable                                           38,441,017
Payable to Bank                                                      215,025,203
Accrued expenses                                                       1,012,321
TOTAL LIABILITIES                                                                        264,616,477
Net assets for 9,176,246,798 shares outstanding                                      $ 9,176,246,798
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$5,458,771,224 / 5,458,771,224 shares outstanding                                              $1.00
INSTITUTIONAL SERVICE SHARES:
$3,717,475,574 / 3,717,475,574 shares outstanding                                              $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 1999 (Unaudited)


INVESTMENT INCOME:
Interest                                                                                            $ 240,027,467
EXPENSES:

Investment advisory fee                                                         $   8,906,595
Administrative personnel and services fee                                           3,357,787
Custodian fees                                                                        222,665
Transfer and dividend disbursing agent fees and expenses                              178,132
Directors'/Trustees' fees                                                              25,215
Auditing fees                                                                           6,664
Legal fees                                                                             11,936
Portfolio accounting fees                                                             316,185
Shareholder services fee-Institutional Shares                                       6,352,125
Shareholder services fee-Institutional Service Shares                               4,784,434
Share registration costs                                                              261,872
Printing and postage                                                                   49,076
Insurance premiums                                                                    334,652
Miscellaneous                                                                          22,349
TOTAL EXPENSES                                                                     24,829,687
WAIVERS:
Waiver of investment advisory fee                            $  (4,590,588)
Waiver of shareholder services fee-Institutional Shares         (6,352,125)
TOTAL WAIVERS                                                                     (10,942,713)
Net expenses                                                                                           13,886,974
Net investment income                                                                               $ 226,140,493

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                                                      SIX MONTHS

                                                                           ENDED

                                                                      (unaudited)            YEAR ENDED
                                                                      JANUARY 31,              JULY 31,

                                                                             1999                  1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $    226,140,493       $    385,514,759
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                 (131,144,743)          (219,104,923)
Institutional Service Shares                                          (94,995,750)          (166,409,836)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                      (226,140,493)          (385,514,759)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                       59,934,410,893         81,194,972,477
Net asset value of shares issued to shareholders in payment

of distributions declared                                              49,510,001            107,652,252
Cost of shares redeemed                                           (58,256,235,523)       (79,679,142,681)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS              1,727,685,371          1,623,482,048
Change in net assets                                                1,727,685,371          1,623,482,048
NET ASSETS:

Beginning of period                                                 7,448,561,427          5,825,079,379
End of period                                                   $   9,176,246,798       $  7,448,561,427

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares
(For a Share Outstanding throughout each Period)


                                           SIX MONTHS

                                                ENDED

                                           (unaudited)

                                           JANUARY 31,                         YEAR ENDED JULY 31,

                                                  1999           1998         1997         1996         1995         1994
NET ASSET VALUE,
BEGINNING OF PERIOD                             $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                             0.03           0.05         0.05         0.05         0.06         0.03
LESS DISTRIBUTIONS:
Distributions from net
investment income                                (0.03)         (0.05)       (0.05)       (0.05)       (0.06)       (0.03)
NET ASSET VALUE, END OF PERIOD                  $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                    2.65%          5.64%        5.45%        5.58%        5.65%        3.47%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                          0.20% 2        0.20%        0.20%        0.20%        0.20%        0.20%
Net investment income                             5.16% 2        5.51%        5.35%        5.43%        5.60%        3.47%
Expense waiver/reimbursement 3                    0.35% 2        0.35%        0.36%        0.36%        0.38%        0.14%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                               $5,458,771     $3,980,339   $3,588,082   $3,032,602   $2,457,797   $1,250,979

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding throughout each Period)


                                    SIX MONTHS

                                         ENDED

                                   (unaudited)

                                   JANUARY 31,                               YEAR ENDED JULY 31,

                                          1999           1998         1997           1996         1995         1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD                     $ 1.00         $ 1.00       $ 1.00         $ 1.00       $ 1.00       $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                     0.02           0.05         0.05           0.05         0.05        0.003
LESS DISTRIBUTIONS:

Distributions from net

investment income                        (0.02)         (0.05)       (0.05)         (0.05)       (0.05)      (0.003)
NET ASSET VALUE,
END OF PERIOD                           $ 1.00         $ 1.00       $ 1.00         $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 2                            2.52%          5.37%        5.19%          5.32%        5.38%        0.30%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                                  0.45% 3        0.45%        0.45%          0.45%        0.45%        0.34% 3
Net investment income                     4.96% 3        5.24%        5.11%          5.13%        5.66%        4.68% 3
Expense waiver/reimbursement 4            0.10% 3        0.10%        0.11%          0.11%        0.13%        0.14% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                       $3,717,476     $3,468,222   $2,236,997     $1,297,019     $500,954       $9,387

1 Reflects operations for the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At July 31, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $3,342, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2006                         $3,342

Additionally, net capital losses of $9,477 attributable to security transactions incurred after October 31, 1997, are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999 is as follows:


SECURITY                                                     ACQUISITION DATE        ACQUISITION COST
Beta Finance, Inc., 5.130%                                   10/16/1998                   $50,000,000
Beta Finance, Inc., 5.250%                                   1/14/1999                     25,024,301
Beta Finance, Inc., 5.690%                                   2/24/1998                     20,000,000
Beta Finance, Inc., 5.790%                                   4/1/1998                      59,994,000
Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1   12/4/1998                     27,300,000
Liquid Asset Backed Securities Trust, Series 1996-3          8/15/1996                    157,000,000
Liquid Asset Backed Securities Trust, Series 1997-1          2/19/1997                     43,539,262
Liquid Asset Backed Securities Trust, Series 1997-3          6/27/1997                     62,333,573
Rabobank Optional Redemption Trust, Series 1997-101          4/17/1997 - 4/17/1999         48,209,093

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $9,176,246,798. Transactions in shares were as follows:


                                                           SIX MONTHS                 YEAR
                                                                ENDED                ENDED

                                                          JANUARY 31,              JULY 31,
                                                                 1999                  1998

INSTITUTIONAL SHARES:
Shares sold                                            46,288,195,081        55,022,265,485
Shares issued to shareholders
in payment of distributions
declared                                                   30,708,848            69,275,080
Shares redeemed                                       (44,840,471,892)      (54,699,283,688)
NET CHANGE RESULTING FROM

INSTITUTIONAL SHARE TRANSACTIONS                        1,478,432,037           392,256,877


                                                          SIX MONTHS                   YEAR
                                                               ENDED                  ENDED

                                                          JANUARY 31,              JULY 31,
                                                                 1999                  1998

INSTITUTIONAL SERVICE SHARES:
Shares sold                                            13,646,215,812        26,172,706,992
Shares issued to shareholders
in payment of distributions
declared                                                   18,801,153            38,377,172
Shares redeemed                                       (13,415,763,631)      (24,979,858,993)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                        249,253,334         1,231,225,171
NET CHANGE RESULTING FROM SHARE TRANSACTIONS            1,727,685,371         1,623,482,048

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly, Federated

Advisers).

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

SEMI-ANNUAL REPORT

[Graphic]

Prime Obligations Fund

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JANUARY 31, 1999

[Graphic]

 Prime Obligations Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Cusip 60934N203
 Cusip 60934N708

 1022002 (3/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Tax-Free Obligations Fund, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1999. It begins with an investment review of the short-term tax-free market from the fund's portfolio manager. Following the investment review are the fund's portfolio of municipal bond investments and financial statements.

In Tax-Free Obligations Fund, your cash is at work pursuing daily income, free of federal income tax 1-along with the additional advantages of daily liquidity and stability of principal2-by investing in short-term securities issued by municipalities across the United States.

Over the six-month reporting period, tax-free dividends paid to shareholders of Institutional Shares and Institutional Service Shares each totaled $0.02 per share.

The 30-day net yield for Institutional Shares on the last day of the reporting period was 3.02%. 3 This is equivalent to taxable yields of 4.37%, 4.71%, and 5.00% for investors in the 31%, 36%, and 39.6% federal tax brackets, respectively.

The 30-day net yield for Institutional Service Shares on the last day of the reporting period was 2.77%. 3 This is equivalent to taxable yields of 4.01%, 4.32%, and 4.58% for investors in the 31%, 36%, and 39.6% federal tax brackets, respectively.

The 7-day net yields on the last day of the reporting period for Institutional Shares and Institutional Service Shares were 2.81% and

2.56%, respectively. 3

At the end of the period, net assets surpassed the $3.6 billion mark.

Thank you for your confidence in the daily earning power of Tax-Free Obligations Fund. Your questions and comments are always welcome.

Sincerely,

[Graphic]

J. Christopher Donahue
President

March 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

3 Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Investment Review

Tax-Free Obligations Fund invests in high-quality, short-term, tax-exempt debt securities and seeks to maintain a stable net asset value of $1.00. The Fund is rated AAA 1 by Fitch IBCA, Inc. ("Fitch"). For the six-month reporting period, the Fund's net assets increased from $3.22 billion to $3.67 billion. As of January 31, 1999, the average maturity of the Fund was 42 days.

There were two central themes in the short-term money markets over the reporting period ended January 31, 1999. First, the economy continued to grow at a robust pace, with gross domestic product expanding in the third and fourth quarters of 1998 at 3.70% and 6.10%, respectively, and all indications that this same strength had spilled over into 1999. Although the manufacturing sector was soft, the housing and retail sectors continued to propel the economy forward. While this growth rate is in excess of what has traditionally been viewed to be the non-inflationary potential of the economy, inflation nevertheless remained benign, perhaps reflecting advances in productivity that have enabled growth to be achieved without upward pressure on prices. Under normal circumstances, however, the growth trajectory of the economy would have been sufficient to make Federal Reserve Board ("Fed") officials concerned about the inflationary threat that could result from such above-trend growth.

Circumstances were not normal, however, as economic crises in countries overseas and in Latin America were the second, and ultimately more dominant, theme over the reporting period. In August 1998, the economic troubles in Asia spread to encompass Russia and then Latin America. As fears that the United States could not continue to be immune from what had become a global economic crisis weighed heavily on the U.S. equity market, investors both domestic and abroad fled to the perceived safety of the U.S. Treasury market. Yields on U.S. Treasury securities were driven sharply downward, as investors shunned credit-sensitive markets in favor of the safe haven of U.S. Treasuries, and a credit/liquidity crisis in the U.S. financial markets became evident. Faced with this scenario, the Fed voted to ease monetary policy by 25 basis points, bringing the federal funds target rate down to 5.25%, in late September in an attempt to calm investor fears. Market participants viewed this move to be too tentative, however, and it was not until the Fed took two additional easing steps in mid-October and November, bringing the federal funds target rate to 4.75%, that some semblance of calm returned to the markets. Credit spreads narrowed over this period, albeit not back to levels that pre-dated the crisis.

1 Fitch's money market fund ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as management strength and operational capabilities. This rating, however, is subject to change and does not remove market risks.

Movements in short-term interest rates reflected the turbulent economic conditions early in the reporting period, followed by the relative tranquillity of the markets once the Fed moves had their desired effect. The yield on the one-year Treasury bill began the reporting period at 5.40%, but was driven downward by the onslaught of investors-both domestic and abroad-seeking a safe haven from the world economic uncertainty and the instability of the U.S. equity market. The yield on this security reached a low of 3.85% by mid-October. As the additional easing steps by the Fed calmed investors, the yield on this security rose moderately to 4.60% by early November. Although the Fed took one additional easing step in mid- November, the yield on this security traded within a relatively narrow range of 4.40% to 4.60% for the remainder of the reporting period.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this period, notably at the end of the summer note issuance season and at year-end cash flows. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's net assets, started the period in the 3.60% range, but moved sharply higher in September to above 4.00% as supply and demand imbalances occurred. Yields then declined in October before rising to the 4.00% range in the last months of the year due to traditional year-end selling pressures. In early January 1999, as participants looked to reinvest large coupon payments and heavy cash inflows, VRDNs yields fell sharply and ended the reporting period at rich levels below 3.00%. Over the six-month reporting period, VRDN yields averaged roughly 67% of taxable rates making them attractive for investors at the 35% or higher federal tax brackets.

Municipal one-year, fixed-rate note prices rallied along with treasuries but suffered from a lack of supply as yields fell over the reporting period from 3.60% to 2.90%. In this environment, VRDNs were the preferred investment, outperforming newly issued fixed-rate notes on an income basis over most of the reporting period. The average maturity of the fund moved lower over the reporting period, reflecting this relative value decision and municipal supply/demand factors. Overall, the average maturity target range for the fund was 40 to 55 days over the reporting period.

The fund's structure remained barbelled, with a significant position in seven-day VRDNs combined with purchases of municipal notes with 6- to 12- month maturities. As the U.S. economy continues to chug along seemingly unaffected by the countries around it, we would expect monetary policy to remain unchanged in upcoming months, barring an economic collapse in one of our major trading counterparts. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term, tax-exempt market.

Portfolio of Investments

JANUARY 31, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-99.1% 1

                   ALABAMA-2.7%

  $  3,770,000     Alabama HFA, 1995 Series E Weekly VRDNs (Royal Gardens
                   Apartments Project)/(SouthTrust Bank of Alabama, Birmingham

                   LOC)                                                               $      3,770,000
     2,570,000     Alabama State Docks Department, 5.25% Bonds (MBIA INS),
                   10/1/1999                                                                 2,604,920
     7,215,000     Anniston, AL, IDB, (Series 1989-A) Weekly VRDNs (Union
                   Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)                          7,215,000
     4,440,000     Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs
                   (S.P. Hotel Company)/(Amsouth Bank N.A., Birmingham LOC)                  4,440,000
     3,500,000     Birmingham, AL Medical Clinic Board, Medical Clinic Revenue
                   Bonds (Series 1996) Weekly VRDNs (St. Martin's In The

                   Pines)/(Regions Bank, Alabama LOC)                                        3,500,000
     2,995,000     Birmingham, AL Special Care Facilities Financing Authority,
                   Capital Improvement Revenue Bonds (Series 1995) Weekly VRDNs
                   (Methodist Home for the Aging (AL))/(SouthTrust Bank of
                   Alabama, Birmingham LOC)                                                  2,995,000
     3,000,000     Columbia, AL IDB, CDC Municipal Products, Inc. (Series
                   1997I) Weekly VRDNs (Alabama Power Co.)/(AMBAC INS)/(CDC

                   Municipal Products, Inc. LIQ)                                             3,000,000
     3,000,000     Decatur, AL IDB, Revenue Refunding Bonds (Series 1993)
                   Weekly VRDNs (Allied-Signal, Inc.)                                        3,000,000
     3,300,000     Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood
                   AL))/(SouthTrust Bank of Alabama, Birmingham LOC)                         3,300,000
     4,000,000     Hoover, AL Board of Education, Warrant Anticipation Notes
                   (Series 1998-A), 3.80% BANs, 2/1/1999                                     4,000,000
    30,000,000     Jefferson County, AL, (Series A), 3.45% Warrants (Bayerische
                   Landesbank Girozentrale LOC), 10/1/1999                                  30,000,000
     1,000,000     Jefferson County, AL, GO Warrants (Series 1996) Weekly VRDNs
                   (Bayerische Landesbank Girozentrale LOC)                                  1,000,000
     1,965,000     Madison, AL IDA, (Series A) Weekly VRDNs (Executive
                   Inn)/(Amsouth Bank N.A., Birmingham LOC)                                  1,965,000
     6,570,000     Marshall County, AL, Special Obligation School Refunding
                   Warrant (Series 1994) Weekly VRDNs (Marshall County, AL

                   Board of Education)/(Regions Bank, Alabama LOC)                           6,570,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   ALABAMA-CONTINUED

  $  2,500,000     Mobile, AL IDA Weekly VRDNs (McRae's Industries,

                   Inc.)/(Nationsbank, N.A., Charlotte LOC)                          $       2,500,000
       500,000     Mobile, AL IDB, PCR (Series 1993A) Weekly VRDNs (Alabama
                   Power Co.)/(Alabama Power Co. GTD)                                          500,000
     1,000,000     Mobile, AL IDB, Pollution Control Refunding Revenue Bonds,
                   (Series 1992) Weekly VRDNs (Air Products & Chemicals,

                   Inc.)/(Air Products & Chemicals, Inc. GTD)                                1,000,000
       400,000     Montgomery, AL IDB, (Series 1988A) Weekly VRDNs (Smith
                   Industries)/(SunTrust Bank, Atlanta LOC)                                    400,000
    11,000,000     Montgomery, AL IDB, Pollution Control & Solid Disposal
                   Revenue, 2.80% CP (General Electric Co.), Mandatory Tender

                   2/4/1999                                                                 11,000,000
       580,000     Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series 1994)
                   Weekly VRDNs (Harco, Inc.)/(Amsouth Bank N.A., Birmingham

                   LOC)                                                                        580,000

     4,695,000     Vincent, AL IDB Weekly VRDNs (Headquarters Partnership

                   Project)/(National Australia Bank, Ltd., Melbourne LOC)                   4,695,000
                   TOTAL                                                                    98,034,920
                   ALASKA-1.0%

    14,300,000     Alaska International Airports System, (Series 1998A), 4.36%

                   BANs, 4/1/1999                                                           14,307,925
     7,730,000     Alaska State Housing Finance Corp., PT-37 Daily VRDNs
                   (Merrill Lynch Capital Services, Inc. LIQ)                                7,730,000
     4,185,000     Alaska State Housing Finance Corp., General Mortgage Revenue
                   Bonds (Series F) Weekly VRDNs (Bank of America NT and SA, San

                   Francisco LIQ)                                                            4,185,000
     7,205,000   2 Alaska State Housing Finance Corp., PT-202, 3.70% TOBs
                   (Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional

                   Tender 5/20/1999                                                          7,205,000
     2,600,000     Valdez, AK Marine Terminal, Revenue Bonds Daily VRDNs (Exxon
                   Pipeline Co. Project)                                                     2,600,000
                   TOTAL                                                                    36,027,925

                   ARIZONA-1.5%

     1,000,000     Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson
                   Electric Power Co.)/(Toronto-Dominion Bank LOC)  1,000,000

    15,000,000     Arizona Agricultural Improvement & Power District, 3.20% CP
                   (Salt River Project, AZ Agricultural Improvement & Power

                   District), Mandatory Tender 2/18/1999                                    15,000,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   ARIZONA-CONTINUED

 $   3,100,000     Arizona Health Facilities Authority Weekly VRDNs (University
                   Physicians, Inc.)/(Bank One, Arizona N.A. LOC)                    $       3,100,000
     5,800,000     Arizona Health Facilities Authority, Pooled Loan Program
                   Revenue Bonds (Series 1985B) Weekly VRDNs (FGIC INS)/(Chase
                   Manhattan Bank N.A., New York and Chemical Bank, New York

                   LIQs)                                                                     5,800,000
     5,000,000     Chandler, AZ IDA Weekly VRDNs (SMP II Limited
                   Partnership)/(Bank One, Arizona N.A. LOC)                                 5,000,000
     3,570,000     Gila County, AZ IDA Weekly VRDNs (Cobre Valley
                   Hospital)/(Bank One, Arizona N.A. LOC)                                    3,570,000
     4,680,000     Glendale, AZ IDA, Variable Rate Senior Living Facilities
                   Revenue Bonds Weekly VRDNs (Friendship Retirement

                   Corporation)/(Norwest Bank Minnesota, N.A. LOC)                           4,680,000
     1,500,000     Maricopa County, AZ Pollution Control Corp., (Series 1984)
                   Weekly VRDNs (El Paso Electric Co.)/(Barclays Bank PLC,

                   London LOC)                                                               1,500,000
     1,200,000     Phoenix, AZ IDA, (Series 1984) Weekly VRDNs (Del Mar Terrace
                   Apartments)/(Bank of America NT and SA, San Francisco LOC)                1,200,000
     1,700,000     Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power
                   Co.)/(Toronto-Dominion Bank LOC)                                          1,700,000
     3,650,000     Pinal County, AZ IDA, PCR Bonds Daily VRDNs (Magma Copper
                   Co.)/(National Westminster Bank, PLC, London LOC)                         3,650,000
     1,000,000     Scottsdale, AZ IDA Weekly VRDNs (Scottsdale (Memorial
                   Hospitals))/(AMBAC INS)/(Credit Local de France LIQ)                      1,000,000
     8,060,000     Tolleson, AZ Municipal Finance Corporation, Revenue
                   Refunding Bonds (Series 1998) Weekly VRDNs (Citizens

                   Utilities Co.)                                                            8,060,000
                   TOTAL                                                                    55,260,000

                   ARKANSAS-0.0%

     1,000,000     Sheridan, AR IDA, (Series A) Weekly VRDNs (H.H. Robertson

                   Co.)/(PNC Bank, N.A. LOC)                                                 1,000,000

                   CALIFORNIA-7.4%

     6,000,000     Acalanes, CA Union High School District, 3.90% TRANs,

                   6/30/1999                                                                 6,004,716

    11,000,000     California Community College Financing Authority, Trust
                   Receipts (Series 1998 FR/RI-A24) Weekly VRDNs (FSA

                   INS)/(Bank of New York, New York LIQ)                                    11,000,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   CALIFORNIA-CONTINUED

 $  82,175,000     California Public Capital Improvements Financing Authority,
                   Trust Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA

                   INS)/(Bank of New York, New York LIQ)                             $      82,175,000
    14,000,000     California State, Floater Certificates (Series 1998-55)
                   Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal

                   Funding, Inc. LIQ)                                                       14,000,000
    26,000,000     California Statewide Communities Development Authority,
                   Trust Receipts (Series FR/RI-A23) Weekly VRDNs (FSA INS)/

                   (Bank of New York, New York LIQ)                                         26,000,000
    25,000,000     Los Angeles County, CA, (Series A), 4.50% TRANs, 6/30/1999               25,081,582
    59,800,000     Los Angeles, CA Unified School District, Trust Receipts
                   (Series FR/RI-A26) Weekly VRDNs (Bank of New York, New York

                   LIQ)                                                                     59,800,000

     9,600,000     Northern California Transmission Agency, Trust Receipts
                   (Series 1998 FR/RI-16) Weekly VRDNs (California-Oregon
                   Transmission Project)/(MBIA INS)/(Bank of New York, New York

                   LIQ)                                                                      9,600,000
     1,000,000     San Diego, CA Area Local Governments, Trust Receipts (Series
                   FR/RI-A25) Weekly VRDNs (Bank of New York, New York LIQ)                  1,000,000
    10,000,000     San Francisco, CA City & County Airport Commission, Floater
                   Certificates (Series 1998-31) Weekly VRDNs (FGIC INS)/

                   (Bank of America NT and SA, San Francisco LIQ)                           10,000,000
     7,500,000     San Mateo, CA Union High School District, 3.90% TRANs,
                   6/30/1999                                                                 7,505,895
     4,000,000     Santa Barbara County, CA Schools Financing Authority, 4.50%
                   TRANs, 6/30/1999                                                          4,013,066
     9,575,000     Stanislaus County, CA Office of Education, 4.50% TRANs,
                   7/30/1999                                                                 9,613,422
     5,000,000     Sunnyvale, CA Elementary School District, 3.90% TRANs,
                   6/30/1999                                                                 5,003,930
                   TOTAL                                                                   270,797,611

                   COLORADO-1.1%

     3,900,000     Colorado Health Facilities Authority, (Series 1998c-1)
                   Weekly VRDNs (Developmental Disabilities Center)/(Bank One,

                   Colorado LOC)                                                             3,900,000
     2,475,000     Denver (City & County), CO, 3.60% TOBs (Blake Street
                   Compendium)/(Norwest Bank Minnesota, N.A. LOC), Mandatory

                   Tender 12/15/1999                                                         2,475,000
    14,660,000     Denver (City & County), CO, Merlot (Series 1997E) Weekly
                   VRDNs (Department of Aviation Airport System)/(MBIA INS)/

                   (First Union National Bank, Charlotte, N.C. LIQ)                         14,660,000
    19,000,000     Denver (City & County), CO, Trust Reciepts, Series 1998
                   (Series FR/RI-13) Weekly VRDNs (MBIA INS)/(Bank of New York,

                   New York LIQ)                                                            19,000,000
                   TOTAL                                                                    40,035,000


PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   CONNECTICUT-0.5%

 $   8,000,000     Connecticut State HEFA, (Series B) Weekly VRDNs
                   (Edgehill)/(Paribas, Paris LOC)                                   $       8,000,000
     4,000,000   2 Connecticut State HFA, Variable Rate Certificates (Series
                   1998S), 3.50% TOBs (Bank of America NT and SA, San Francisco

                   LIQ), Optional Tender 8/20/1999                                           4,000,000
     6,530,000     Connecticut State Transportation Infrastructure Authority
                   Weekly VRDNs (Commerzbank AG, Frankfurt LOC)                              6,530,000
                   TOTAL                                                                    18,530,000
                   DISTRICT OF COLUMBIA-1.5%

     2,070,000     District of Columbia Housing Finance Agency, Multifamily
                   Housing, 3.85% TOBs (Chastleton Project)/(Nationsbank, N.A.,
                   Charlotte LOC), Optional Tender 7/1/1999                                  2,070,000
     8,430,000     District of Columbia, (Series A) Weekly VRDNs (American

                   University)/(National Westminster Bank, PLC, London LOC)                  8,430,000
     3,575,000     District of Columbia, Revenue Bonds (Series 1997B) Weekly
                   VRDNs (Association of American Medical Colleges)/(AMBAC

                   INS)/(Chase Manhattan Bank N.A., New York LIQ)                            3,575,000
    39,850,000     District of Columbia, Trust Receipts (Series 1998 FR/RI-A14)
                   Weekly VRDNs (MBIA INS)/(National Westminster Bank, PLC,

                   London LIQ)                                                              39,850,000
                   TOTAL                                                                    53,925,000

                   FLORIDA-8.8%

    15,000,000     ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT) Series
                   1998-8 Weekly VRDNs (Dade County, FL Water & Sewer

                   System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)                   15,000,000
     3,000,000     ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)
                   Series 1998-9 Weekly VRDNs (Florida State Board of Education
                   Capital Outlay)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam
                   LIQ)                                                                      3,000,000
     6,600,000     Broward County, FL HFA, (Series 1997) Weekly VRDNs
                   (Jacaranda Village Apartments)/(Marine Midland Bank N.A.,

                   Buffalo, NY LOC)                                                          6,600,000
    20,000,000     Collier County, FL School District, 4.00% RANs, 4/30/1999                20,010,202
     3,600,000     Dade County, FL IDA, (Series 1985C) Weekly VRDNs (Dolphins

                   Stadium)/(Societe Generale, Paris LOC)                                    3,600,000
     5,100,000     Dade County, FL IDA, (Series 1985D) Weekly VRDNs (Dolphins
                   Stadium)/(Societe Generale, Paris LOC)                                    5,100,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   FLORIDA-CONTINUED

 $   9,580,000     Eustis Health Facilities Authority, FL, Health Facilities
                   Revenue Bonds, (Series 1992) Weekly VRDNs (Florida
                   Hospital/Waterman, Inc. Project)/(SunTrust Bank, Central
                   Florida LOC)                                                      $       9,580,000
     7,000,000     Florida HFA, Multifamily Housing Revenue Bonds (1985 Series
                   SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co.,

                   Chicago, IL LOC)                                                          7,000,000
     5,120,000     Florida State Board of Education Administration, (CR55),
                   (Series 1989A), 3.45% TOBs (Citibank N.A., New York LIQ),

                   Optional Tender 3/1/1999                                                  5,120,000
    34,275,000     Florida State Board of Education Capital Outlay, (Series
                   1998-32) Weekly VRDNs (Florida State)/(Bank of America NT

                   and SA, San Francisco LIQ)                                               34,275,000
    20,450,000     Florida State Department of Environmental Protection, Trust
                   Receipts FR/RI-A18 (Series 1998) Weekly VRDNs (FGIC

                   INS)/(National Westminster Bank, PLC, London LIQ)                        20,450,000
     5,400,000     Gulf Breeze, FL, Floating Rate Demand Revenue Bonds (Series
                   1985 B) Weekly VRDNs (FGIC INS)/(Credit Local de France LIQ)              5,400,000
    17,195,000     Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series
                   1995A) Weekly VRDNs (Florida Municipal Bond

                   Fund)/(Nationsbank, N.A., Charlotte LOC)                                 17,195,000
     2,650,000     Halifax Hospital Medical Center, FL, 4.00% TANs
                   (Nationsbank, N.A., Charlotte LOC), 4/15/1999                             2,651,786
    46,200,000     Highlands County, FL Health Facilities, (Series 1996A
                   Accounts Receivable) Weekly VRDNs (Adventist Health
                   System)/(CAPMAC Holdings, Inc. INS)/(First National Bank of

                   Chicago LIQ)                                                             46,200,000
    29,800,000     Highlands County, FL Health Facilities, Variable Rate Demand
                   Revenue Bonds (Series 1996A) Weekly VRDNs (Adventist Health

                   System)/(SunTrust Bank, Central Florida LOC)                             29,800,000
     7,000,000     Indian River County, FL Hospital District, (Series 1985)
                   Weekly VRDNs (KBC Bank N.V., Brussels LOC)                                7,000,000
     7,570,000     Jacksonville Transportation Authority, PA-146 Weekly VRDNs
                   (Florida State)/(Merrill Lynch Capital Services, Inc. LIQ)                7,570,000
     9,000,000     Jacksonville, FL Electric Authority, Class A Certificates
                   (Series 1997-2) Weekly VRDNs (Bank of New York, New York LIQ)             9,000,000
    10,800,000     Jacksonville, FL, 2.80% CP (Bayerische Landesbank
                   Girozentrale, Credit Suisse First Boston, Morgan Guaranty
                   Trust Co., New York and SunTrust Bank, Miami LOCs),

                   Mandatory Tender 2/1/1999                                                10,800,000
     2,580,000     Lee County, FL IDA, (Series 1985) Weekly VRDNs (Christian &
                   Missionary Alliance Foundation)/(Paribas, Paris LOC)                      2,580,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   FLORIDA-CONTINUED

  $     80,000     Manatee County, FL HFA Weekly VRDNs (Carriage Club)/(Mellon
                   Bank N.A., Pittsburgh LOC)                                        $          80,000
     6,025,000     Manatee County, FL HFA, Weekly Adjustable/Fixed Rate
                   Multifamily Housing Revenue Refunding Bonds (1990 Series A)
                   Weekly VRDNs (Harbour Pointe)/(Marine Midland Bank N.A.,

                   Buffalo, NY LOC)                                                          6,025,000
     4,700,000     Miami, FL Health Facilities Authority, Health Facilities
                   Revenue Bonds (Series 1992) Weekly VRDNs (Miami Jewish Home

                   and Hospital for the Aged, Inc.)/(SunTrust Bank, Miami LOC)               4,700,000
     5,000,000     Orange County, FL Educational Facilities Authority, (Series
                   1998) Weekly VRDNs (Rollins College)/(Nationsbank, N.A.,

                   Charlotte LOC)                                                            5,000,000
     5,525,000     Polk County, FL IDA, PCR Refunding Bonds Weekly VRDNs (IMC
                   Fertilizer, Inc. Project)/(Rabobank Nederland, Utrecht LOC)               5,525,000
     3,975,000     Putnam County, FL Development Authority, PCR Bonds (Pooled
                   Series 1984S) Weekly VRDNs (Seminole Electric Cooperative,
                   Inc. (FL))/(National Rural Utilities Cooperative Finance

                   Corp. LOC)                                                                3,975,000
     8,150,000     Putnam County, FL Development Authority, PCR Bonds (Series
                   1984H) Weekly VRDNs (Seminole Electric Cooperative, Inc.
                   (FL))/(National Rural Utilities Cooperative Finance Corp.

                   LOC)                                                                      8,150,000
     7,245,000     St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs
                   (Savannahs Hospital)/(Nationsbank, N.A., Charlotte LOC)                   7,245,000
     7,000,000     Tampa, FL, Occupational License Tax Bonds (Series 1996A)
                   Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)              7,000,000
     5,835,000     Volusia County, FL HFA Weekly VRDNs (Fisherman's
                   Landing)/(Mellon Bank N.A., Pittsburgh LOC)                               5,835,000
                   TOTAL                                                                   321,466,988

                   GEORGIA-2.1%

     7,500,000     Atlanta, GA, Urban Residential Finance Authority,
                   Multifamily Rental Housing Revenue Refunding Bonds (Series
                   1988A) Weekly VRDNs (West Paces Club Towers

                   Project)/(Societe Generale, Paris LOC)                                    7,500,000
     8,000,000   2 Bibb County, GA, PT-199, 3.70% TOBs (Georgia State
                   GTD)/(Bayerische Hypotheken-und Vereinsbank AG LIQ),

                   Optional Tender 5/20/1999                                                 8,000,000
    14,600,000     Burke County, GA Development Authority, (8th Series) Daily
                   VRDNs (Georgia Power Co.)                                                14,600,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   GEORGIA-CONTINUED

 $  16,000,000     Burke County, GA Development Authority, PCRB's (Series
                   1998A), 3.05% CP (Oglethorpe Power Corp. Vogtle
                   Project)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ),

                   Mandatory Tender 2/17/1999                                        $      16,000,000
     2,000,000     Clayton County, GA Housing Authority, Revenue Refunding
                   Bonds (Series 1992) Weekly VRDNs (Oxford Townhomes

                   Project)/(Amsouth Bank N.A., Birmingham LOC)                              2,000,000
    10,000,000     Clayton County, GA, (Series 1998), 4.25% Bonds, 8/1/1999                 10,024,004
     1,400,000     De Kalb County, GA Development Authority, (Series 1992)
                   Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank,

                   Atlanta LOC)                                                              1,400,000
    12,145,000     Georgia State, (Series 1995C) PA-249 Weekly VRDNs (Merrill
                   Lynch Capital Services, Inc. LIQ)                                        12,145,000
     6,000,000     Rockdale County, GA Hospital Authority, Revenue Anticipation
                   Certificates (Series 1994) Weekly VRDNs (Rockdale

                   Hospital)/(SunTrust Bank, Atlanta LOC)                                    6,000,000
                   TOTAL                                                                    77,669,004

                   IDAHO-0.3%

    10,000,000     Idaho Health Facilities Authority, (Series 1995), 3.25% CP
                   (Holy Cross Health System Corp.)/(Morgan Guaranty Trust Co.,
                   New York LIQ), Mandatory Tender 2/18/1999                                10,000,000
                   ILLINOIS-7.0%
    20,000,000     ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)
                   Series 1998-14 Weekly VRDNs (Cook County, IL)/(FGIC

                   INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)                                 20,000,000
    12,500,000     Chicago, IL Board of Education, Merlots (Series 1997E)
                   Weekly VRDNs (AMBAC INS)/(First Union National Bank,

                   Charlotte, NC LIQ)                                                       12,500,000
    20,000,000     Chicago, IL Board of Education, Variable Rate Certificates
                   (Series 1996BB) Weekly VRDNs (MBIA INS)/(Bank of America NT

                   and SA, San Francisco LIQ)                                               20,000,000
    10,000,000     Chicago, IL Public Building Commission, (Series 1997) Lehman
                   TR/FR-15 Weekly VRDNs (Chicago, IL Board of Education)/(MBIA

                   INS)/(Bank of New York, New York LIQ)                                    10,000,000
     3,400,000     Chicago, IL Water Revenue Bonds, Refunding Bonds, 5.00%
                   Bonds (AMBAC INS), 11/1/1999                                              3,445,846
     2,760,000     Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce
                   LOC)                                                                      2,760,000

PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   ILLINOIS-CONTINUED

 $   9,400,000     Chicago, IL, Floater Certificates (Series 1998-92) Weekly
                   VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal

                   Funding, Inc. LIQ)                                                $       9,400,000
    20,000,000     Chicago, IL, MERLOTs (Series 1997 V) Weekly VRDNs (Chicago,
                   IL Water Revenue Bonds)/(FGIC INS)/(First Union National

                   Bank, Charlotte, NC LIQ)                                                 20,000,000
    20,000,000  2  Chicago, IL, Variable Rate Certificates (Series 1998M),
                   3.70% TOBs (FGIC INS)/(Bank of America NT and SA, San

                   Francisco LIQ), Optional Tender 8/4/1999                                 20,000,000
     9,905,000     Chicago, IL, Water Revenue Bonds (PT-129) Weekly VRDNs (FGIC
                   INS)/(Merrill Lynch Capital Services, Inc. LIQ)                           9,905,000
     9,940,000  2  Cook County, IL, (Series 1998a) PT-1111, 3.175% TOBs (FGIC
                   INS)/(Merrill Lynch Capital Services, Inc. LIQ), Mandatory

                   Tender 5/13/1999                                                          9,940,000
       350,000     Darien, IL IDA, (Series 1989C) Weekly VRDNs (KinderCare
                   Learning Centers, Inc.)/(Toronto-Dominion Bank LOC)                         350,000
     3,800,000     Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College
                   Project)/(Lasalle National Bank, Chicago LOC)                             3,800,000
       170,000     Hopedale Village, IL, (Series 1998) Weekly VRDNs (Hopedale
                   Medical Foundation)/(Bank One, Illinois, N.A. LOC)                          170,000
     3,000,000     Illinois Development Finance Authority Weekly VRDNs
                   (Newlywed Food)/(Mellon Bank N.A., Pittsburgh LOC)                        3,000,000
     2,600,000     Illinois Development Finance Authority, (Series 1997) Weekly
                   VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris

                   Trust & Savings Bank, Chicago LOC)                                        2,600,000
     4,000,000     Illinois Development Finance Authority, Cultural Facilities
                   Revenue Bonds Weekly VRDNs (Burpee Museum of Natural

                   History)/(American National Bank, Chicago LOC)                            4,000,000
     2,500,000     Illinois Educational Facilities Authority, Revenue Bonds
                   (Series 1995) Weekly VRDNs (Ravinia Festival Association

                   (IL))/(NBD Bank, Michigan LOC)                                            2,500,000
    21,100,000     Illinois Health Facilities Authority Weekly VRDNs (OSF
                   Health Care Systems)                                                     21,100,000
    15,000,000     Illinois Health Facilities Authority, (Series 1998), 3.70%
                   TOBs (Evanston Northwestern Healthcare Corp.), Mandatory

                   Tender 6/1/1999                                                          15,000,000
    35,000,000     Illinois Health Facilities Authority, Revenue Bonds (Series
                   1985B) Weekly VRDNs (OSF Health Care Systems)/(Bank of

                   America, IL and Rabobank Nederland, Utrecht LIQs)                        35,000,000
     1,000,000     Illinois Health Facilities Authority, Revolving Fund Pooled
                   Financing Program (Series 1985F) Weekly VRDNs (NBD Bank,

                   Michigan LOC)                                                             1,000,000
    31,725,000     Metropolitan Pier & Exposition Authority, IL, PT-1079 Weekly
                   VRDNs (McCormick Place)/(FGIC INS)/(Merrill Lynch Capital

                   Services, Inc. LIQ)                                                      31,725,000
                   TOTAL                                                                   258,195,846


PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   INDIANA-1.3%

 $     665,000     Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National
                   City Bank, Kentucky LOC)                                          $         665,000
     1,355,000     Indiana Health Facilities Finance Authority Rehabilitation
                   Center Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank

                   One, Indiana, N.A. LOC)                                                   1,355,000
    19,000,000     Indianapolis, IN Local Public Improvement Bond Bank, (Series
                   1998G), 3.50% BANs, 8/15/1999                                            19,049,698
     4,485,000     Indianapolis, IN, Variable Rate Demand Economic Development
                   Revenue Bonds, (Series 1995) Weekly VRDNs (Pleasant Run

                   Children's Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC)                4,485,000
     4,900,000     Lafayette School Corp., IN, (1999 First Series), 3.40% TAWs,
                   12/31/1999                                                                4,908,636
     2,035,000     St. Joseph County, IN, Multi-Mode Variable Rate Economic
                   Development Revenue Bonds (Series 1998) Weekly VRDNs (South

                   Bend Heritage Foundation, Inc.)/(KeyBank, N.A. LOC)                       2,035,000
    14,750,000     Washington Township, IN Metropolitan School District,
                   Temporary Loan Warrants, 3.35% TANs, 6/30/1999                           14,763,295
                   TOTAL                                                                    47,261,629
                   IOWA-0.9%

    32,000,000     Iowa School Corporations, (1998-99 Series A), 4.50% Warrants

                   (FSA INS), 6/25/1999                                                     32,103,522

                   KENTUCKY-2.0%

     1,110,000     Boone County, KY, Revenue Refunding Bonds Weekly VRDNs
                   (Spring Meadow Associates)/(Huntington National Bank,

                   Columbus, OH LOC)                                                         1,110,000
     5,800,000     Carrollton & Henderson KY, Public Energy Authority, (Series
                   A), 4.50% Bonds (FSA INS), 1/1/2000                                       5,869,670
     7,500,000     Jefferson County, KY, Adjustable Rate Industrial Building
                   Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Kosmos

                   Cement Co. Partnership)/(Societe Generale, Paris LOC)                     7,500,000
    25,000,000     Kentucky Asset/Liability Commission, Series A, 4.50% TRANs,
                   6/25/1999                                                                25,136,458

    35,000,000     Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy

                   Health System, Inc. Project)/(Bank of America, IL LOC)                   35,000,000
                   TOTAL                                                                    74,616,128

PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   LOUISIANA-0.1%

 $     800,000     Calcasieu Parish, LA, IDB, PCR Bonds Weekly VRDNs (Citgo
                   Petroleum Corp.)/(Westdeutsche Landesbank Girozentrale and

                   Westdeutsche Landesbank Girozentrale LOCs)                        $         800,000
     5,000,000     New Orleans, LA, Class A Certificates (Series 1998-1) Weekly
                   VRDNs (AMBAC INS)/(Bank of New York, New York LIQ)                        5,000,000
                   TOTAL                                                                     5,800,000
                   MARYLAND-3.3%

       800,000     Baltimore County, MD, (Series 1992) Weekly VRDNs (Sheppard &
                   Enoch Pratt Hospital Facility)/(Societe Generale, Paris LOC)                800,000
     1,000,000     Baltimore, MD PCR Weekly VRDNs (SCM Plants, Inc.)/(Barclays
                   Bank PLC, London LOC)                                                     1,000,000
     2,000,000     Baltimore, MD, Variable Rate Demand/Fixed Rate Refunding
                   Bond (1988 Issue) Weekly VRDNs (University West LP)/(First

                   National Bank of Maryland, Baltimore LOC)                                 2,000,000
     2,150,000     Harford County, MD, (Series 1988) Weekly VRDNs (1001
                   Partnership Facility)/(First National Bank of Maryland,

                   Baltimore LOC)                                                            2,150,000
     5,580,000     Howard County, MD, (Series 1995) Weekly VRDNs (Bluffs at
                   Clarys Forest Apartments)/(First National Bank of Maryland,

                   Baltimore LOC)                                                            5,580,000
       200,000     Maryland EDC, Pooled Financing Revenue Bonds, (Series 1995)
                   Weekly VRDNs (Maryland Municipal Bond Fund)/(Nationsbank,

                   N.A., Charlotte LOC)                                                        200,000
     2,835,000     Maryland EDC, Variable Rate Demand/Fixed Rate Refunding
                   Revenue Bonds (1997 Issue) Weekly VRDNs (Jenkins Memorial
                   Nursing Home, Inc. Facility)/(First National Bank of

                   Maryland, Baltimore LOC)                                                  2,835,000
     6,960,000     Maryland Health & Higher Educational Facilities Authority,
                   (Series 1998A) Weekly VRDNs (Charlestown Community)/(First

                   Union National Bank, Charlotte, NC LOC)                                   6,960,000
    12,800,000     Maryland Health & Higher Educational Facilities Authority,
                   Revenue Bonds (Series 1994) Weekly VRDNs (University
                   Physicians, Inc.)/(First National Bank of Maryland,

                   Baltimore LOC)                                                           12,800,000
     7,200,000     Maryland State Community Development Administration, (PA-
                   170) Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)              7,200,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   MARYLAND-CONTINUED

 $  23,820,000   2 Maryland State Community Development Administration, (Series
                   1997), PT-123, 3.10% TOBs (Commerzbank AG, Frankfurt LIQ),
                   Mandatory Tender 10/7/1999                                        $      23,820,000
    19,655,000     Maryland State, (Series 1998) PA-256 Weekly VRDNs (Merrill

                   Lynch Capital Services, Inc. LIQ)                                        19,655,000
    18,590,000     Maryland State, Floater Certificate Series 1998-64 Weekly
                   VRDNs (Morgan Stanley, Dean Witter Municipal Funding, Inc.

                   LIQ)                                                                     18,590,000
     1,819,000     Montgomery County, MD Housing Opportunities Commission,
                   Variable Rate Housing Revenue Bonds (Series 1998 Issue I)
                   Weekly VRDNs (Byron House, Inc. Facility)/(First National

                   Bank of Maryland, Baltimore LOC)                                          1,819,000
     3,000,000     Montgomery County, MD, EDR Weekly VRDNs (Howard Hughes
                   Medical Center)                                                           3,000,000
    12,000,000     Westminster, MD, (Series 1997) Weekly VRDNs (Western
                   Maryland College, Inc. Facilities)/(First National Bank of

                   Maryland, Baltimore LOC)                                                 12,000,000
                   TOTAL                                                                   120,409,000

                   MASSACHUSETTS-2.7%

    16,166,000     ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)
                   Series 1998-12 Weekly VRDNs (Massachusetts Water Resources
                   Authority)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)                16,166,000
    25,555,916     Clipper Tax-Exempt Trust, (Series A) Weekly VRDNs
                   (Massachusetts State Lottery Commission)/(AMBAC INS)/(State

                   Street Bank and Trust Co. LIQ)                                           25,555,916
     4,100,000     Commonwealth of Massachusetts, (1997 Series B) Weekly VRDNs
                   (Landesbank Hessen-Thueringen, Frankfurt LIQ)                             4,100,000
    10,000,000     Framingham, MA, 4.00% BANs, 2/5/1999                                     10,000,368
    20,000,000     Holden, MA, 3.75% BANs, 10/1/1999                                        20,064,180
     9,590,000     Massachusetts Turnpike Authority, Refunded-Guaranteed BANs
                   (Series A), 5.00% Bonds (United States Treasury PRF),

                   6/1/1999                                                                  9,626,558

    14,321,000     Massachusetts Turnpike Authority, Variable Rate Certificates
                   (Series 1997N) Weekly VRDNs (MBIA INS)/(Bank of America NT
                   and SA, San Francisco LIQ)                                               14,321,000
                   TOTAL                                                                    99,834,022
                   MICHIGAN-4.2%
    10,500,000     ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)
                   Series 1998-11 Weekly VRDNs (DeWitt, MI Public Schools)/(FSA
                   INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)                                 10,500,000

PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   MICHIGAN-CONTINUED

 $  12,704,000     ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)
                   Series 1998-13 Weekly VRDNs (Michigan State Trunk

                   Line)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)              $      12,704,000
     4,000,000     Battle Creek, MI Economic Development Corporation, Limited
                   Obligation Economic Development Revenue Refunding Bonds
                   (Series 1992) Weekly VRDNs (Michigan Carton & Paperboard

                   Co.)/(American National Bank, Chicago LOC)                                4,000,000
     2,100,000     Bruce Township, MI Hospital Finance Authority, Tender
                   Securities (ARTS) Weekly VRDNs (Sisters of Charity Health
                   Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., New York
                   LIQ)                                                                      2,100,000
       800,000     Detroit, MI Water Supply System, Water Supply System Revenue
                   and Revenue Refunding Bonds (Series 1993) Weekly VRDNs (FGIC
                   INS)/(FGIC Securities Purchase, Inc. LIQ)                                   800,000
     1,800,000     Garden City, MI HFA, Hospital Revenue Bonds (Series 1996A)
                   Weekly VRDNs (Garden City Hospital, Osteopathic)/(National

                   City Bank, Michigan/Illinois LOC)                                         1,800,000
     1,100,000     Grand Rapids, MI EDR, Floating/Fixed Rate Demand Bonds
                   (Series 1983-B) Weekly VRDNs (Amway Grand Plaza Hotel

                   Facilities)/(Old Kent Bank & Trust Co., Grand Rapids LOC)                 1,100,000
     2,000,000     Grand Rapids, MI Economic Development Corp., Economic
                   Development Revenue Refunding Bonds (Series 1991-A) Weekly
                   VRDNs (Amway Hotel Corp.)/(Michigan National Bank,

                   Farmington Hills LOC)                                                     2,000,000
     1,000,000     Grand Rapids, MI Water Supply System, Series 1993 Weekly
                   VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)                            1,000,000
    13,825,000     Grand Traverse County, MI Hospital Finance Authority,
                   Revenue & Refunding Bonds (PT-234) Weekly VRDNs (Munson

                   Healthcare)/(AMBAC INS)/(Credit Suisse First Boston LIQ)                 13,825,000
     1,455,000     Ingham County, MI Economic Development Corp., Adjustable
                   Demand Limited Obligation Revenue Bonds (Series 1995) Weekly
                   VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One,
                   Indiana, N.A. LOC)                                                        1,455,000
     3,500,000     Kalamazoo, MI Economic Development Corp., 1995 Limited
                   Obligation Revenue Refunding Bonds Weekly VRDNs (Wyndham

                   Project, MI)/(National City Bank, Michigan/Illinois LOC)                  3,500,000
       925,000     Michigan Higher Education Facilities Authority, Variable
                   Rate Demand Limited Obligation Revenue Bonds (Series 1997)
                   Weekly VRDNs (Davenport College of Business)/(Old Kent Bank

                   & Trust Co., Grand Rapids LOC)                                              925,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   MICHIGAN-CONTINUED

  $ 14,465,000     Michigan State Building Authority, (Series 1), 3.30% CP
                   (Canadian Imperial Bank of Commerce LOC), Mandatory Tender

                   2/9/1999                                                          $      14,465,000
     1,700,000     Michigan State Hospital Finance Authority, (Series A) Weekly
                   VRDNs (National City Bank, Michigan/Illinois LOC)  1,700,000

     4,000,000     Michigan State Hospital Finance Authority, (Series A) Weekly

                   VRDNs (OSF Health Care Systems)                                           4,000,000
    19,650,000     Michigan State Hospital Finance Authority, MERLOTs (Series
                   1997A) Weekly VRDNs (Detroit Medical Center Obligated
                   Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC
                   LIQ)                                                                     19,650,000
     2,900,000     Michigan State Housing Development Authority, (Series 1991)
                   Weekly VRDNs (Regency Square Apartments)/(National Australia
                   Bank, Ltd., Melbourne LOC)                                                2,900,000
    15,000,000     Michigan State Housing Development Authority, MERLOTs
                   (Series G) Weekly VRDNs (MBIA INS)/(First Union National

                   Bank, Charlotte, NC LIQ)                                                 15,436,957
     8,000,000     Michigan Strategic Fund, Limited Obligation PCR Bonds
                   (Series 1993) Weekly VRDNs (Allied-Signal, Inc.)                          8,000,000
       335,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                   (Series 1991) Weekly VRDNs (Martin Luther Memorial Home,
                   Inc.)/(Bank One, Indiana, N.A., National Australia Bank,
                   Ltd., Melbourne and National Australia Bank, Ltd., Melbourne

                   LOCs)                                                                       335,000
     1,200,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                   (Series 1995) Weekly VRDNs (Wellness Plan Project)/(NBD

                   Bank, Michigan LOC)                                                       1,200,000
     5,995,000     Michigan Strategic Fund, PA-334 (Collateralized Series
                   1998AA) Weekly VRDNs (Detroit Edison Co.)/(MBIA

                   INS)/(Merrill Lynch Capital Services, Inc. LIQ)                           5,995,000
     2,500,000     Michigan Strategic Fund, PT-244 Weekly VRDNs (Detroit Edison
                   Co.)/(FGIC INS)/(Banque Nationale de Paris LIQ)                           2,500,000
     2,000,000     Michigan Strategic Fund, Variable Rate Demand Limited
                   Obligation Revenue Bonds (Series 1997B) Weekly VRDNs (NSF

                   International)/(National City Bank, Michigan/Illinois LOC)                2,000,000
     2,205,000     Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox
                   Manor, Inc.)/(Allied Irish Banks PLC LOC)                                 2,205,000
     7,285,000     Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes
                   Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)                       7,285,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   MICHIGAN-CONTINUED

 $   2,695,000     Ottawa County, MI Economic Development Corp., Limited
                   Obligation Revenue Bonds (Series 1995B) Weekly VRDNs (Sunset
                   Manor, Inc. Project)/(Old Kent Bank & Trust Co., Grand
                   Rapids LOC)                                                       $       2,695,000
     9,000,000     Wayne Westland Community Schools, MI, Floater Certificates
                   Series 1998-67 Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean
                   Witter Municipal Funding, Inc. LIQ)                                       9,000,000
                   TOTAL                                                                   155,075,957
                   MINNESOTA-2.8%
    10,000,000     Becker, MN, PCR (Series 1993-B), 3.05% CP (Northern States
                   Power Co.), Mandatory Tender 3/11/1999                                   10,000,000
     3,300,000     DDSB Municipal Securities Trusts, Series 1994O Weekly VRDNs
                   (Richfield, MN ISD 280)/(U.S. Bank, N.A., Minneapolis LIQ)                3,300,000
     6,390,000     DDSB Municipal Securities Trusts, Series 1994T Weekly VRDNs
                   (Osseo, MN ISD 279)/(U.S. Bank, N.A., Minneapolis LIQ)                    6,390,000
    11,000,000     DDSB Municipal Securities Trusts, Series 1994V Weekly VRDNs
                   (St. Louis Park Healthsystem, MN)/(Norwest Bank Minnesota,

                   N.A. LIQ)                                                                11,000,000
     7,000,000     East Grand Forks, MN ISD 595, 3.90% Bonds (Minnesota State
                   GTD), 6/30/1999                                                           7,004,111

     4,250,000     MN Municipal Securities Trust, Series 1996F, Floating Rate
                   Certificates Weekly VRDNs (Lakeville, MN ISD 194)/(Minnesota
                   State GTD)/(Norwest Bank Minnesota, N.A. LIQ)                             4,250,000
    11,735,000     Minneapolis CDA, Revenue Refunding Bonds (Series 1995)
                   Weekly VRDNs (Walker Methodist Health Center, Inc.

                   Project)/(U.S. Bank, N.A., Minneapolis LOC)                              11,735,000
     5,500,000     Minneapolis, MN, (Series 1993) Weekly VRDNs (Market Square
                   Real Estate, Inc.)/(Norwest Bank Minnesota, N.A. LOC)                     5,500,000
     2,500,000     Minneapolis, MN, Housing Development Revenue Refunding Bonds
                   (Series 1988) Weekly VRDNs (Symphony Place)/(Citibank N.A.,

                   New York LOC)                                                             2,500,000
     6,000,000     Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly
                   VRDNs (One Ten Grant Project)/(U.S. Bank, N.A., Minneapolis

                   LOC)                                                                      6,000,000
     1,000,000     Norman County, MN ISD No. 2854, 4.00% Bonds (Minnesota State
                   GTD), 7/1/1999                                                            1,000,820
    15,000,000     Oak Park Heights, MN, Elderly Housing Revenue Bonds (Series
                   1998B), 4.2625% TOBs (Bayerische Landesbank Girozentrale),

                   Mandatory Tender 12/1/1999                                               15,000,000
    10,000,000     Rochester, MN Health Care Facility Authority Weekly VRDNs
                   (Mayo Foundation)/(Rabobank Nederland, Utrecht LIQ)                      10,000,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   MINNESOTA-CONTINUED

 $   4,000,000     Rochester, MN Health Care Facility Authority Weekly VRDNs
                   (Mayo Foundation)/(Rabobank Nederland, Utrecht LIQ)               $       4,000,000
     6,000,000     Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch Refining
                   Co.)/(Koch Industries, Inc. GTD)                                          6,000,000
       100,000     St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs
                   (West Gate Office)/(U.S. Bank, N.A., Minneapolis LOC)                       100,000
                   TOTAL                                                                   103,779,931
                   MISSISSIPPI-0.1%

     1,425,000     Hinds County, MS, (Series 1991) Weekly VRDNs (North State
                   St. Project)/(Amsouth Bank N.A., Birmingham LOC)                          1,425,000
     2,465,000     Mississippi State, Series E, 5.00% Bonds, 9/1/1999                        2,490,810
                   TOTAL                                                                     3,915,810
                   MISSOURI-0.6%

    17,000,000     Missouri State HEFA, (Series K), 4.25% TRANs (St. Louis, MO
                   School District), 9/13/1999                                              17,060,147
     4,200,000     Poplar Bluff, MO IDA, (Series 1987) Weekly VRDNs (Gates
                   Rubber Co.)/(NBD Bank, Michigan LOC)                                      4,200,000
       455,000     Springfield, MO Public Building Corp., Leasehold Revenue
                   Refunding and Improvement Bonds (Series 1998), 3.70% Bonds

                   (Springfield-Branson Regional Airport)/(AMBAC INS), 3/1/1999                455,000
                   TOTAL                                                                    21,715,147

                   MULTI STATE-2.3%

    11,858,161     ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs
                   (Lasalle National Bank, Chicago LIQ)/(Lasalle National Bank,
                   Chicago LOC)                                                             11,858,161
    34,864,000     Clipper Tax-Exempt Trust (Non-AMT Multistate), (Series A)
                   Weekly VRDNs (MBIA INS)/(State Street Bank and Trust Co.

                   LIQ)                                                                     34,864,000

    19,081,010     Equity Trust II, (1996 Series) Weekly VRDNs (Republic

                   National Bank of New York LOC)                                           19,081,010
    19,246,530     PBCC LeaseTOPS Trust (Multistate Non-AMT) Series 1998-2
                   Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)                 19,246,530
                   TOTAL                                                                    85,049,701
                   NEVADA-0.2%

     7,500,000     ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)
                   Series 1998-1 Weekly VRDNs (Nevada State)/(MBIA INS)/(ABN

                   AMRO Bank N.V., Amsterdam LIQ)                                            7,500,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1
                   NEW JERSEY-2.8%

 $     764,500     Clark Township, NJ, 3.95% BANs, 3/25/1999                         $         764,710
     2,000,000     Clark Township, NJ, 3.95% TANs, 3/25/1999                                 2,000,549
     8,000,000     Essex County, NJ Improvement Authority, Project Revenue
                   Bonds (Series 1995) Weekly VRDNs (Essex County, NJ)/(AMBAC

                   INS)/(Morgan Guaranty Trust Co., New York LIQ)                            8,000,000
     9,800,000     New Jersey EDA Weekly VRDNs (Center-For-Aging-Applewood
                   Estates)/(Fleet National Bank, Springfield, MA LOC)                       9,800,000
    23,230,000     New Jersey State Transportation Trust Fund Agency, Floater
                   Certificates (Series 1998-54) Weekly VRDNs (FSA INS)/

                   (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)                23,230,000
    13,675,000     New Jersey State, (Series 1998) FR/RI-A34 Trust Receipts
                   Weekly VRDNs (National Westminster Bank, PLC, London LIQ)                13,675,000
    12,295,000     New Jersey State, (Series D) PA-262 Weekly VRDNs (Merrill
                   Lynch Capital Services, Inc. LIQ)                                        12,295,000
    13,000,000     New Jersey State, PA-265 Weekly VRDNs (Merrill Lynch Capital
                   Services, Inc. LIQ)                                                      13,000,000
    15,300,000     New Jersey State, Trust Receipts (Series 1998 FR/RI-A8)
                   Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)              15,300,000
     3,500,000     Springfield Township, NJ, 3.80% BANs, 3/5/1999                            3,500,443
                   TOTAL                                                                   101,565,702
                   NEW YORK-8.5%

     5,560,000     Albion, NY Central School District, 3.80% BANs, 6/24/1999                 5,563,149
     7,000,000     Buffalo, NY, 3.75% RANs (Landesbank Hessen-Thueringen,
                   Frankfurt LOC), 7/27/1999                                                 7,024,953
    10,000,000     Long Island Power Authority, (PA-420) Weekly VRDNs (MBIA
                   INS)/(Merrill Lynch Capital Services, Inc. LIQ)                          10,000,000
     1,430,000     Metropolitan Transportation Authority, New York, Trust
                   Receipts (Series 1997 FR/RI-9) Weekly VRDNs (FGIC INS)/(Bank

                   of New York, New York LIQ)                                                1,430,000
    13,674,000     New York City Municipal Water Finance Authority, Floater
                   Certificates (Series 1998-5) Weekly VRDNs (Morgan Stanley,
                   Dean Witter Municipal Funding, Inc. LIQ)/(United States

                   Treasury PRF)                                                            13,674,000
    53,290,000     New York City Municipal Water Finance Authority, Trust
                   Receipts (Series 1997 FR/RI-6) Weekly VRDNs (MBIA INS)/(Bank

                   of New York, New York LIQ)                                               53,290,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1
                   NEW YORK-CONTINUED

 $   7,000,000     New York City Municipal Water Finance Authority, Trust
                   Receipts, Series 1998 FR/RI-10 Weekly VRDNs (FSA INS)/(Bank

                   of New York, New York LIQ)                                        $       7,000,000
    16,960,000     New York City Municipal Water Finance Authority, Trust
                   Receipts, Series 1998 FR/RI-11 Weekly VRDNs (FSA INS)/(Bank

                   of New York, New York LIQ)                                               16,960,000
    15,000,000     New York City, NY Health and Hospitals Corp., Health System
                   Bonds, (Series 1997A) Weekly VRDNs (Morgan Guaranty Trust Co.,

                   New York LOC)                                                            15,000,000
    10,000,000     New York City, NY Transitional Finance Authority, PT-1047
                   Weekly VRDNs (Bank of America NT and SA, San Francisco LIQ)              10,000,000
    54,000,000   2 New York City, NY, Trust Receipts (Series 1998 FR/RI A-79),
                   2.90% TOBs (National Westminster Bank, PLC, London LIQ),

                   Optional Tender 3/12/1999                                                54,000,000
    11,780,000   2 New York State Dormitory Authority, PT-192, 3.75% TOBs
                   (Cornell University)/(Banco Santander SA LIQ), Optional

                   Tender 5/13/1999                                                         11,780,000
     7,310,000     New York State Energy Research & Development Authority,
                   Trust Receipts, Series 1998 FR/RI-9 Weekly VRDNs (Brooklyn

                   Union Gas Co.)/(MBIA INS)/(Bank of New York, New York LIQ)                7,310,000
     9,000,000     New York State Local Government Assistance Corp., (Series E)
                   Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)                     9,000,000
     7,200,000     New York State Medical Care Facilities Finance Agency,
                   (Series 1992 B PT-100) Daily VRDNs (FHA INS)/(Credit Suisse

                   First Boston LIQ)                                                         7,200,000
     4,995,000   2 New York State Mortgage Agency, PT-164, 3.675% TOBs (Banque
                   Nationale de Paris LIQ), Optional Tender 3/18/1999                        4,995,000
    30,000,000     Rochester, NY, 3.10% BANs, 10/28/1999                                    30,042,789
     5,000,000     Triborough Bridge & Tunnel Authority, NY, Trust Receipts
                   (Series 1998 FR/RI-A1) Weekly VRDNs (Bayerische Hypotheken-

                   und Vereinsbank AG LIQ)                                                   5,000,000
    16,100,000     VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City
                   Municipal Water Finance Authority)/(MBIA INS)/(Hong Kong &

                   Shanghai Banking Corp. LIQ)                                              16,100,000
     5,000,000     VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (Metropolitan
                   Transportation Authority, New York)/(AMBAC INS)/(Hong Kong &

                   Shanghai Banking Corp. LIQ)                                               5,000,000
    20,100,000     VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes
                   Roosevelt Hospital Center)/(FHA INS)/(Hong Kong & Shanghai

                   Banking Corp. LIQ)                                                       20,100,000
                   TOTAL                                                                   310,469,891

                   NORTH CAROLINA-1.2%

     9,000,000     Clipper, NC Tax-Exempt Trust Weekly VRDNs (North Carolina

                   State)/(State Street Bank and Trust Co. LIQ)                              9,000,000
    15,000,000     Martin County, NC IFA, (Series 1993) Weekly VRDNs
                   (Weyerhaeuser Co.)                                                       15,000,000

PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1
                   NORTH CAROLINA-CONTINUED

 $   1,000,000     North Carolina Medical Care Commission, Revenue Bonds
                   (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)               $       1,000,000
    18,345,000     North Carolina State, (Series 1998A) PA-342 Weekly VRDNs
                   (Merrill Lynch Capital Services, Inc. LIQ)                               18,345,000
                   TOTAL                                                                    43,345,000
                   OHIO-7.0%

     8,338,000     ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) Series
                   1998-18, (Series 1998-18) Weekly VRDNs (Cleveland, OH

                   Waterworks)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)                 8,338,000
     2,425,000     Ashland County, OH Health Care Weekly VRDNs (Brethren Care,
                   Inc.)/(National City Bank, Ohio LOC)                                      2,425,000
    28,560,000     Banc One Capital Higher Education Tax-Exempt Income Trust,
                   (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One,

                   Kentucky LOC)                                                            28,560,000
     7,790,000     Clark County, OH, (Series 1998 Health Facilities) Weekly
                   VRDNs (Ohio Masonic Home)/(Allied Irish Banks PLC LOC)                    7,790,000
     2,740,000     Clark County, OH, (Series 1998) Weekly VRDNs (Ohio Masonic
                   Home)/(Allied Irish Banks PLC LOC)                                        2,740,000
     5,750,000     Clark County, OH, Multifamily Housing Revenue Bonds (Series
                   1997) Weekly VRDNs (Ohio Masonic Home)/(Huntington National

                   Bank, Columbus, OH LOC)                                                   5,750,000
     5,000,000     Cuyahoga County, OH Hospital Authority, (Series 1998B)
                   Weekly VRDNs (Cleveland Clinic)/(Chase Manhattan Bank N.A.,

                   New York LIQ)                                                             5,000,000
     2,000,000     Cuyahoga County, OH Hospital Authority, (Series C) Weekly
                   VRDNs (Cleveland Clinic)/(Bank of America NT and SA, San

                   Francisco LIQ)                                                            2,000,000
     8,500,000     Dublin, OH, Industrial Development Refunding Revenue Bonds
                   (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National

                   Bank, Springfield, MA LOC)                                                8,500,000
     7,185,000     Franklin County, OH Hospital Facility Authority, (Series
                   1992) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank,

                   Cincinnati LOC)                                                           7,185,000
    10,000,000     Franklin County, OH Hospital Facility Authority, (Series
                   1998B) Weekly VRDNs (Doctors OhioHealth Corp.)/(National

                   City Bank, Ohio LOC)                                                     10,000,000
     1,350,000     Franklin County, OH, Health Care Facilities Revenue Bonds
                   (Series 1994) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third

                   Bank of Northwestern OH LOC)                                              1,350,000
     8,910,000     Greene County, OH, Various Purpose Limited Tax General
                   Obligation Certificates of Indebtedness (Series 1998 C),

                   3.75% BANs, 3/25/1999                                                     8,911,833
     1,500,000     Hamilton County, OH Health System Weekly VRDNs (West Park
                   Community)/(Fifth Third Bank, Cincinnati LOC)                             1,500,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   OHIO-CONTINUED

 $  12,000,000     Hamilton County, OH Hospital Facilities Authority, (Series
                   1997A) Weekly VRDNs (Health Alliance of Greater Cincinnati)/
                   (MBIA INS)/(Credit Suisse First Boston LIQ)                       $      12,000,000
     7,500,000     Henry County, OH, Series 1996 Automatic Feed Project Weekly
                   VRDNs (Huntington National Bank, Columbus, OH LOC)                        7,500,000
       215,000     Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs
                   (Sunshine Children's Home)/(National City Bank, Ohio LOC)                   215,000
     6,410,000     Mahoning County, OH, Housing Revenue Bonds (Series 1995)
                   Weekly VRDNs (Copeland Oaks Project)/(Bank One, Ohio, N.A.

                   LOC)                                                                      6,410,000

       505,000     Marion County, OH Hospital Authority, (Series 1991) Weekly
                   VRDNs (Marion County, OH Pooled Hospital Program)/(Bank One,
                   Ohio, N.A. LOC)                                                             505,000
     7,400,000     Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71
                   Associates Ltd.)/(Westdeutsche Landesbank Girozentrale LOC)               7,400,000
     3,280,000     Mentor, OH, Adjustable Rate IDRB's (Series 1997) Weekly
                   VRDNs (Risch Investments/Roll Kraft, Inc.)/(Bank One, Ohio,

                   N.A. LOC)                                                                 3,280,000

     9,700,000     Montgomery County, OH Health Facilities Authority, (Series
                   1998B), 2.85% CP (Miami (OH) Valley Hospital), Mandatory

                   Tender 2/9/1999                                                           9,700,000
    11,000,000     Montgomery County, OH Health Facilities Authority, (Series
                   1998B), 3.20% CP (Miami (OH) Valley Hospital), Mandatory

                   Tender 2/9/1999                                                          11,000,000
       650,000     Montgomery County, OH IDA Weekly VRDNs (Center-Plex
                   Venture)/(KeyBank, N.A. LOC)                                                650,000
     4,615,000     Montgomery County, OH, Variable Rate Limited Obligation
                   Revenue Bonds (Series 1996) Weekly VRDNs (Society of St.

                   Vincent De Paul)/(National City Bank, Ohio LOC)                           4,615,000
     3,455,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
                   Partnership)/(Huntington National Bank, Columbus, OH LOC)                 3,455,000
     8,380,000     New Albany, OH Community Authority, Adjustable Rate Multi-
                   Purpose Infrastructure Improvement Bonds, (Series A) Weekly

                   VRDNs (Huntington National Bank, Columbus, OH LOC)                        8,380,000
     1,000,000     Ohio State Air Quality Development Authority Weekly VRDNs
                   (Timken Co.)/(Credit Suisse First Boston LOC)                             1,000,000
     3,800,000     Ohio State Air Quality Development Authority, (Series 1988A)
                   Weekly VRDNs (PPG Industries, Inc.)                                       3,800,000
    10,000,000     Ohio State Water Development Authority, PCR Refunding Bonds
                   Weekly VRDNs (General Motors Corp.)                                      10,000,000
    10,000,000     Ohio State Water Development Authority, Pollution Control
                   Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Philip

                   Morris Cos., Inc.)                                                       10,000,000
     1,500,000     Ohio State, Adjustable Rate Weekly VRDNs (General Motors
                   Corp.)                                                                    1,500,000

PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   OHIO-CONTINUED

 $   4,840,000     Ohio Water Development Authority, PA-201 Weekly VRDNs (AMBAC
                   INS)/(Merrill Lynch Capital Services, Inc. LIQ)                   $       4,840,000
    16,500,000     Ottawa County, OH, 4.00% BANs, 8/6/1999                                  16,525,897
     6,400,000     Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs

                   (Rickenbacker Holdings, Inc.)/(Bank One, Ohio, N.A. LOC)                  6,400,000
     4,175,000     Ross County, OH, Hospital Facilities Revenue Bonds (Series
                   1995) Weekly VRDNs (Medical Center Hospital Project)/(Fifth

                   Third Bank, Cincinnati LOC)                                               4,175,000
     5,200,000     Scioto County, OH Hospital Authority Weekly VRDNs (AMBAC
                   INS)/(First National Bank of Chicago LIQ)                                 5,200,000
     8,295,000     Summit County, OH, (Series A), 4.50% BANs, 6/3/1999                       8,315,018
     3,200,000     Toledo, OH, Adjustable Rate City Services Special Assessment
                   Notes (Services 1997) Weekly VRDNs (Canadian Imperial Bank

                   of Commerce LOC)                                                          3,200,000
       900,000     Twinsburg, OH IDA Weekly VRDNs (Carl J Massara
                   Project)/(KeyBank, N.A. LOC)                                                900,000
     4,500,000     University of Cincinnati, OH, (Series AK), 3.26% BANs,
                   12/21/1999                                                                4,508,865
     3,000,000     Walnut Hills, OH High School Alumni Foundation, (Series
                   1998) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)                     3,000,000
                   TOTAL                                                                   258,524,613
                   OKLAHOMA-2.6%
    17,000,000     Oklahoma State Industrial Authority, Flexible Rate Hospital
                   Revenue Bonds (Series 1990B) Weekly VRDNs (Baptist Medical

                   Center, OK)/(Morgan Guaranty Trust Co., New York LIQ)                    17,000,000
    61,000,000     Oklahoma State Industrial Authority, Health System Revenue
                   Bonds (Series 1995A) Weekly VRDNs (Baptist Medical Center,

                   OK)/(Morgan Guaranty Trust Co., New York LIQ)                            61,000,000
    18,640,000     Tulsa, OK International Airport, Variable Rate Certificates
                   (Series 1997B-2) Weekly VRDNs (MBIA INS)/(Bank of America NT

                   and SA, San Francisco LIQ)                                               18,640,000
                   TOTAL                                                                    96,640,000

                   OREGON-0.6%

    10,910,000     Clackamas County, OR HFA, (Series 1984), 4.00% TOBs (Kaiser
                   Permanente), Optional Tender 4/1/1999                                    10,910,000
    10,000,000     Multnomah County, OR School District, (Series 1998), 4.25%
                   TRANs, 6/30/1999                                                         10,023,619
                   TOTAL                                                                    20,933,619


PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   PENNSYLVANIA-10.9%

 $  20,525,000   2 ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)
                   Series 1998-28, 3.17% TOBs (Temple University)/(MBIA
                   INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender
                   8/4/1999                                                          $      20,525,000
     5,000,000     Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds
                   (Series 1997-B) Weekly VRDNs (Jewish Community Center)/
                   (National City, Pennsylvania LOC)                                         5,000,000
     4,250,000     Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E),
                   3.05% CP (Toledo Edison Co.)/(Toronto-Dominion Bank LOC),

                   Mandatory Tender 5/19/1999                                                4,250,000
     5,000,000     Clinton County, PA, IDA Weekly VRDNs (Armstrong World
                   Industries, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)                      5,000,000
    50,410,000     Commonwealth of Pennsylvania, Floater Certificate 1998-53
                   Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter

                   Municipal Funding, Inc. LIQ)                                             50,410,000
     7,650,000     Commonwealth of Pennsylvania, PA-274 (1st Series of 1997)
                   Weekly VRDNs (AMBAC INS)/(Merrill Lynch Capital Services,

                   Inc. LIQ)                                                                 7,650,000
     5,975,000     Commonwealth of Pennsylvania, Trust Receipts (Series 1998
                   FR/RI-A9) Weekly VRDNs (MBIA INS)/(Bayerische Hypotheken-und

                   Vereinsbank AG LIQ)                                                       5,975,000
     5,000,000     Cumberland County, PA Municipal Authority, (Series 1994),
                   3.75% TOBs (United Methodist Homes for the Aging)/(PNC Bank,

                   N.A. LOC), Optional Tender 6/1/1999                                       5,000,000
     4,000,000     Dallastown Area School District, PA, G.O. Bonds (Series
                   1998) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase,

                   Inc. LIQ)                                                                 4,000,000
    34,595,000     Dauphin County, PA General Authority, (Education and Health
                   Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(Chase

                   Manhattan Bank N.A., New York LIQ)                                       34,595,000
    24,000,000     Dauphin County, PA General Authority, (Series A of 1997)
                   Weekly VRDNs (Allhealth Pooled Financing Program)/(FSA

                   INS)/(Credit Suisse First Boston LIQ)                                    24,000,000
     3,900,000     Delaware County Authority, PA, Hospital Revenue Bonds
                   (Series of 1996) Weekly VRDNs (Crozer-Chester Medical

                   Center)/(KBC Bank N.V., Brussels LOC)                                     3,900,000
    18,500,000     Doylestown Hospital Authority, PA, Doylestown Hospital
                   Revenue Bonds Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)              18,500,000
     3,900,000     East Hempfield Township, PA IDA, (Series 1985) Weekly VRDNs
                   (Yellow Freight System)/(Wachovia Bank of NC, N.A., Winston-

                   Salem LOC)                                                                3,900,000
     3,500,000     East Hempfield Township, PA IDA, (Series of 1997) Weekly
                   VRDNs (Mennonite Home)/(Dauphin Deposit Bank and Trust LOC)               3,500,000
     8,460,000     Easton Area School District, PA, (Series 1997) Weekly VRDNs
                   (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                           8,460,000
     7,000,000     Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent
                   Health System)/(Mellon Bank N.A., Pittsburgh LOC)                         7,000,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   PENNSYLVANIA-CONTINUED

 $  22,940,000     Lancaster County, PA Hospital Authority, Health Center

                   Revenue Bonds (Series 1996) Weekly VRDNs (Masonic Homes)          $      22,940,000
     6,540,000     Montgomery County, PA IDA, Commercial Development Revenue
                   Bonds (Series 1992) Weekly VRDNs (Hickory Pointe Project)/

                   (First Union National Bank, Charlotte, NC LOC)                            6,540,000
     4,800,000     North Lebanon Township, PA, Municipal Authority Mortgage
                   Bonds Weekly VRDNs (Grace Community, Inc.)/(First Union

                   National Bank, Charlotte, N.C. LOC)                                       4,800,000
     6,000,000     North Penn Health, Hospital and Education Authority, PA,
                   Hospital Revenue Bonds (Series 1998) Weekly VRDNs (North
                   Penn Hospital, PA)/(First Union National Bank, Charlotte, NC
                   LOC)                                                                      6,000,000
     2,500,000     Northampton County, PA Higher Education Authority, PA-176
                   Weekly VRDNs (MBIA INS)/(Merrill Lynch Capital Services,

                   Inc. LIQ)                                                                 2,500,000
    16,745,000     Pennsylvania Housing Finance Authority, PT-119A (Series
                   1997-56C) Weekly VRDNs (Credit Suisse First Boston LIQ)                  16,745,000
     4,995,000     Pennsylvania State Turnpike Commission, PA-404 Weekly VRDNs
                   (AMBAC INS)/(Merrill Lynch Capital Services, Inc. LIQ)                    4,995,000
     6,000,000     Pennsylvania State University, PT-242 Weekly VRDNs
                   (Bayerische Hypotheken-und Vereinsbank AG LIQ)                            6,000,000
    20,000,000     Philadelphia, PA Gas Works, (Series C), 3.05% CP (Canadian
                   Imperial Bank of Commerce LOC), Mandatory Tender 2/17/1999               20,000,000
     8,135,000     Philadelphia, PA Gas Works, PT-1045 Weekly VRDNs (FSA
                   INS)/(Bank of America NT and SA, San Francisco LIQ)                       8,135,000
     6,870,000     Philadelphia, PA IDA, (Series 93) Weekly VRDNs (Sackett
                   Development)/(Mellon Bank N.A., Pittsburgh LOC)                           6,870,000
     3,250,000     Philadelphia, PA IDA, Variable Rate Revenue Bonds (Series
1998)  Weekly VRDNs (Philadelphia Academy of Music)/(First

1999)   Union National Bank, Charlotte, NC LOC)                            3,250,000
     2,000,000     Philadelphia, PA Redevelopment Authority, Multi-Family

                   Revenue Bonds (Series 1985) Weekly VRDNs (Franklin Town

                   Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)                       2,000,000
    22,000,000     Philadelphia, PA School District, (Series B), 4.25% TRANs
                   (PNC Bank, N.A. LOC), 6/30/1999                                          22,053,730
    23,475,000     Philadelphia, PA Water & Wastewater System, (Series 1997A)
                   PT-1033 Weekly VRDNs (AMBAC INS)/(Merrill Lynch Capital

                   Services, Inc. LIQ)                                                      23,475,000
    18,000,000     Philadelphia, PA, 4.25% TRANs, 6/30/1999                                 18,043,546

PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   PENNSYLVANIA-CONTINUED

 $   4,540,000     Pittsburgh, PA, (Series 1997C) PT-1108 Weekly VRDNs (AMBAC
                   INS)/(Merrill Lynch Capital Services, Inc. LIQ)                   $       4,540,000
     6,205,000     Pittsburgh, PA, SG-71 Weekly VRDNs (FGIC INS)/(Societe
                   Generale, Paris LIQ)                                                      6,205,000
     4,025,000     Washington County, PA Authority Weekly VRDNs (Eye & Ear
                   Hospital)/(PNC Bank, N.A. LOC)                                            4,025,000
                   TOTAL                                                                   400,782,276

                   PUERTO RICO-0.1%

     2,760,000     Commonwealth of Puerto Rico, Floater Certificates (Series
                   1998-87) Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean

                   Witter Municipal Funding, Inc. LIQ)                                       2,760,000
                   SOUTH CAROLINA-0.4%

     2,000,000     Dorchester County, SC School District No. 002, 3.75% TANs,
                   3/15/1999                                                                 2,000,916
     8,000,000     Oconee County, SC School District, 4.00% TANs, 2/16/1999                  8,001,606
     3,250,000     Piedmont Municipal Power Agency, SC, (Series 1998 A-71)
                   Daily VRDNs (MBIA INS)/(Bank of New York, New York LIQ)                   3,250,000
                   TOTAL                                                                    13,252,522
                   TENNESSEE-1.8%

    25,000,000     Chattanooga, TN HEFA Weekly VRDNs (Mccallie

                   School)/(SunTrust Bank, Atlanta LOC)                                     25,000,000
     2,000,000     Chattanooga, TN HEFA Weekly VRDNs (Sisken
                   Hospital)/(Nationsbank, N.A., Charlotte LOC)                              2,000,000
     7,100,000     Chattanooga, TN HEFA Weekly VRDNs (Sisken
                   Hospital)/(Nationsbank, N.A., Charlotte LOC)                              7,100,000
     2,000,000     Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA
                   Projects)/(SunTrust Bank, Nashville LOC)                                  2,000,000
     3,100,000     Maury County, TN HEFA, (Series 1996E) Weekly VRDNs (Southern
                   Healthcare Systems, Inc.)/(Bank One, Texas N.A. LOC)                      3,100,000
     3,775,000     Memphis, TN Center City Revenue Finance Corp., (Series
                   1996A) Weekly VRDNs (South Bluffs)/(National Bank of

                   Commerce, Memphis, TN LOC)                                                3,775,000
     2,700,000     Memphis, TN, General Improvement Refunding Bonds, (Series
                   1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale

                   LOC)                                                                      2,700,000

     1,700,000     Metropolitan Government Nashville & Davidson County, TN
                   HEFA, (Series 1996) Weekly VRDNs (Dede Wallace Center

                   Project)/(SunTrust Bank, Nashville LOC)                                   1,700,000
PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   TENNESSEE-CONTINUED

 $   4,000,000     Metropolitan Government Nashville & Davidson County, TN
                   HEFA, Educational Facilities Revenue Bonds (Series 1997)
                   Weekly VRDNs (Belmont University Project)/(SunTrust Bank,
                   Nashville LOC)                                                    $       4,000,000
     3,000,000     Metropolitan Government Nashville & Davidson County, TN
                   HEFA, Revenue Bonds (Series 1985A), 3.10% TOBs (Vanderbilt

                   University), Optional Tender 1/15/2000                                    3,000,000
     3,000,000     Metropolitan Government Nashville & Davidson County, TN
                   HEFA, Revenue Bonds (Series 1985A), 3.10% TOBs (Vanderbilt

                   University), Optional Tender 1/15/2000                                    3,000,000
     3,000,000     Metropolitan Government Nashville & Davidson County, TN IDB,
                   Variable Rate Demand Multifamily Housing Revenue Refunding
                   Bonds (Series 1995) Weekly VRDNs (Hickory Trace

                   Apartments)/(National City Bank, Kentucky LOC)                            3,000,000
     1,000,000     Montgomery Co, TN Public Building Authority, Pooled
                   Financing Revenue Bonds (Series 1996) Weekly VRDNs

                   (Montgomery County Loan)/(Nationsbank, N.A., Charlotte LOC)               1,000,000
     2,500,000     Sevier County, TN Public Building Authority, Local
                   Government Public Improvement Bonds, (Series II-G-3) Weekly
                   VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V., Brussels

                   LIQ)                                                                      2,500,000
     1,825,000     Washington County, TN IDB, Revenue Refunding Bonds (Series
                   1996) Weekly VRDNs (Springbrook Properties

                   Project)/(SunTrust Bank, Nashville LOC)                                   1,825,000
                   TOTAL                                                                    65,700,000

                   TEXAS-4.4%

    15,000,000   2 ABN AMRO MuniTOPS Certificates Trust (Multi-State Non-AMT)
                   Series 1998-26, 3.35% TOBs (Grapevine-Colleyville, TX
                   ISD)/(Texas Permanent School Fund Guarantee Program
                   GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender
                   11/17/1999                                                               15,000,000
    12,996,000  2  ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)
                   Series 1998-19, 3.10% TOBs (Dallas, TX Waterworks & Sewer
                   System)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ),

                   Optional Tender 6/9/1999                                                 12,996,000
     8,950,000     Aldine, TX Independent School District, (Series 1997) SGB-29
                   Weekly VRDNs (Texas Permanent School Fund Guarantee Program

                   GTD)/(Societe Generale, Paris LIQ)                                        8,950,000
    11,000,000     Board of Regents of The University of Texas, (Series A),
                   2.85% CP, Mandatory Tender 4/7/1999                                      11,000,000
     3,330,000     Dallas, TX, (Series C), 3.70% TOBs, Optional Tender
                   6/15/1999                                                                 3,330,000

       400,000     Grapevine, TX, IDC, SimuFlite Training International Project
                   (Series 1993) Weekly VRDNs (Southern Air Transport,
                   Inc.)/(Bank of Montreal LOC)                                                400,000

PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   TEXAS-CONTINUED

 $   4,400,000     Harris County, TX HFDC, (Series 1994) Daily VRDNs (Methodist
                   Hospital, Harris County, TX)                                      $       4,400,000
     7,450,000     Harris County, TX HFDC, (Series 1997A) Daily VRDNs (St.
                   Luke's Episcopal Hospital)/(Morgan Guaranty Trust Co., New
                   York, Nationsbank, N.A., Charlotte and Toronto-Dominion Bank
                   LIQs)                                                                     7,450,000
     7,900,000     Harris County, TX HFDC, Trust Receipts (Series 1997) Weekly
                   VRDNs (Hermann Hospital)/(MBIA INS)/(Bank of New York, New

                   York LIQ)                                                                 7,900,000
     6,000,000     Harris County, TX HFDC, Unit Priced Demand Adjustable
                   Revenue Bonds (Series 1997B) Daily VRDNs (St. Luke's
                   Episcopal Hospital)/(Morgan Guaranty Trust Co., New York,

                   Nationsbank, N.A., Charlotte and Toronto-Dominion Bank LIQs)              6,000,000
    19,140,000     Hurst-Euless-Bedford, TX Independent School District, PT-
                   1050 Weekly VRDNs (Texas Permanent School Fund Guarantee

                   Program GTD)/(Bank of America NT and SA, San Francisco LIQ)              19,140,000
     1,620,000     North Richland Hills, TX IDC Weekly VRDNs (Tecnol,
                   Inc.)/(Nationsbank, N.A., Charlotte LOC)                                  1,620,000
    17,500,000     Plano ISD, TX, Variable Rate Unlimited Tax School Building
                   Bonds, (Series 1997), 3.65% TOBs (Texas Permanent School
                   Fund Guarantee Program GTD)/(UBS AG LIQ), Mandatory Tender

                   3/3/1999                                                                 17,500,000
     9,890,000  2  San Antonio, TX Electric & Gas, PT-1110,% TOBs (Merrill
                   Lynch Capital Services, Inc. LIQ), Mandatory Tender

                   5/13/1999                                                                 9,890,000

     4,625,000     Texas Pooled Tax Exempt Trust, Certificates of Participation

                   (Series 1996) Weekly VRDNs (Bank One, Texas N.A. LOC)                     4,625,000
    32,485,000     Texas State, PT-1081 Weekly VRDNs (AMBAC INS)/(Bank of
                   America NT and SA, San Francisco LIQ)                                    32,485,000
                   TOTAL                                                                   162,686,000
                   UTAH-0.1%

       150,000     Emery County, UT, PCR Refunding Bonds (Series 1994) Daily
                   VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto
                   LIQ)                                                                        150,000
     5,000,000   2 Intermountain Power Agency, UT, Trust Receipts (Series A63),
                   3.50% TOBs (MBIA INS)/(Bank of New York, New York LIQ),
                   Optional Tender 2/1/1999                                                  5,000,000
                   TOTAL                                                                     5,150,000
                   VERMONT-0.0%
       800,000     Vermont Educational and Health Buildings Financing Agency,

                   (Series 1995A) Weekly VRDNs (KeyBank, N.A. LOC)                             800,000
PRINCIPAL
AMOUNT                                                                                           VALUE
                   SHORT-TERM MUNICIPALS-continued 1

                   VIRGINIA-1.2%

 $  21,410,000     ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)
                   Series 1998-21 Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA
                   INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)                          $      21,410,000
     1,900,000     Arlington County, VA Weekly VRDNs (Ballston Public

                   Parking)/(Citibank N.A., New York LOC)                                    1,900,000
     3,500,000     Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American
                   Society of Civil Engineers Foundation, Inc. Project)/(Mellon

                   Bank NA, Pittsburgh LOC)                                                  3,500,000
     8,000,000     Fairfax County, VA IDA, 1998 Trust Receipts FR/RI-A35 Weekly
                   VRDNs (Fairfax Hospital System)/(National Westminster Bank,

                   PLC, London LIQ)/(United States Treasury PRF)                             8,000,000
     9,600,000     York County, VA IDA, (Series 1985), 3.15% CP (Virginia
                   Electric Power Co.), Mandatory Tender 2/11/1999                           9,600,000
                   TOTAL                                                                    44,410,000
                   WASHINGTON-0.2%

     4,000,000     ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)
                   Series 1998-16 Weekly VRDNs (Port of Seattle, WA)/(MBIA

                   INS)/(ABN AMRO, Inc. LIQ)                                                 4,000,000

     2,200,000     Port of Seattle, WA, IDR Bonds (Series 1985) Weekly VRDNs
                   (Douglas Management Co. Project)/(Mellon Bank N.A.,

                   Pittsburgh LOC)                                                           2,200,000
                   TOTAL                                                                     6,200,000

                   WEST VIRGINIA-0.6%

     7,870,000     Cabell County Commission, WV, Life Care Facilities Multi-
                   Option Revenue Bonds (Series 1995) Weekly VRDNs (Foster

                   Foundation)/(Huntington National Bank, Columbus, OH LOC)                  7,870,000
    14,500,000     Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG
                   Industries, Inc.)                                                        14,500,000
                   TOTAL                                                                    22,370,000

                   WISCONSIN-2.1%

    10,975,000     Appleton, WI Area School District, 3.15% TRANs, 9/27/1999                10,975,685
     4,800,000     Chippewa Falls WI, USD, 3.27% TRANs, 9/30/1999                            4,803,068
    14,150,000     Eau Claire, WI Area School Disrict, 3.07% TRANs, 9/27/1999               14,158,920
     3,800,000     Greenfield, WI School District, 3.50% TRANs, 9/30/1999                    3,800,703
     3,250,000     Hancock, WI, Industrial Development Revenue Refunding Bonds
                   (Series 1996) Weekly VRDNs (Ore-Ida Foods, Inc.)/(Heinz

                   (H.J.) Co. GTD)                                                           3,250,000
     2,500,000     Hortonville, WI School District, 3.50% TRANs, 10/21/1999                  2,502,602

PRINCIPAL

AMOUNT                                                                                           VALUE

                   SHORT-TERM MUNICIPALS-continued 1

                   WISCONSIN-CONTINUED

 $   3,500,000     Menomonee Falls, WI School District, 3.27% TRANs, 8/25/1999       $       3,500,363
     4,800,000     Mequon-Thiensville, WI School District, 3.65% TRANs,
                   9/23/1999                                                                 4,805,932
     3,000,000     Oregon, WI School District, 3.60% TRANs, 9/14/1999                        3,001,066
     3,100,000     Pulaskii, WI Community School District, 3.60% TRANs,

                   8/31/1999                                                                 3,100,335

     2,045,000     Wisconsin Health and Educational Facilities Authority Weekly
                   VRDNs (St. Luke's Medical Center)/(First National Bank of
                   Chicago and Sumitomo Bank Ltd., Osaka LOCs)                               2,045,000
    21,590,000     Wisconsin Health and Educational Facilities Authority,
                   MERLOTs (Series 1997 B) Weekly VRDNs (Sinai Samaritan
                   Medical Center, Inc.)/(MBIA INS)/(First

                   Union National Bank, Charlotte, NC LIQ)                                  21,590,000
                   TOTAL                                                                    77,533,674
                   WYOMING-0.2%

     4,470,000     Douglas, WY, IDR Bonds, 3.45% TOBs (Safeway, Inc.)/(Bankers

                   Trust Co., New York LOC), Mandatory Tender 2/1/1999                       4,470,000
     1,125,000     Natrona County, WY, Hospital Revenue, 5.0375% TOBs (Grainger
                   (W.W.), Inc.), Optional Tender 6/1/1999                                   1,125,000
                   TOTAL                                                                     5,595,000
                   TOTAL INVESTMENTS (AT AMORTIZED COST) 3                           $   3,636,721,438


1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security is rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $207,151,000 which represents 5.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,670,275,279) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes CAPMAC -Capital Municipal Assurance Corporation CDA -Community Development Administration CP -Commercial Paper EDA -Economic Development Authority EDC -Economic Development Commission EDR -Economic Development Revenue FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration FSA -Financial Security Assurance GO -General Obligation GTD -Guaranty HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond IFA -Industrial Finance Authority INS -Insured ISD -Independent School District LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance

MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PCR -Pollution Control Revenue PRF -Prerefunded RAN -Revenue Anticipation Note SA -Support Agreement TAN -Tax Anticipation Note TAW -Tax Anticipation Warrant TOB -Tender Option Bond TRAN -Tax and Revenue Anticipation Note UT -Unlimited Tax VRDN -Variable Rate Demand Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in securities, at amortized cost and value                      $ 3,636,721,438
Cash                                                                                   16,458,778
Income receivable                                                                      28,950,106
Prepaid expenses                                                                          110,018
TOTAL ASSETS                                                                        3,682,240,340
LIABILITIES:

Payable for investments purchased                                 $ 2,248,098
Payable for shares redeemed                                           200,000
Income distribution payable                                         9,180,445
Accrued expenses                                                      336,518
TOTAL LIABILITIES                                                                      11,965,061
Net assets for 3,670,246,586 shares outstanding                                   $ 3,670,275,279
NET ASSETS CONSIST OF:
Paid in capital                                                                   $ 3,670,246,586
Accumulated net investment loss                                                            (6,573)
Accumulated net realized gain on investments                                               35,266
TOTAL NET ASSETS                                                                  $ 3,670,275,279
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$2,597,241,293 / 2,597,230,858 shares outstanding                                           $1.00
INSTITUTIONAL SERVICE SHARES:
$1,073,033,986 / 1,073,015,728 shares outstanding                                           $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                                                           $ 57,614,562
EXPENSES:

Investment advisory fee                                                         $  3,379,512
Administrative personnel and services fee                                          1,274,076
Custodian fees                                                                        23,952
Transfer and dividend disbursing agent fees and expenses                              43,452
Directors'/Trustees' fees                                                              9,642
Auditing fees                                                                          6,992
Legal fees                                                                            17,886
Portfolio accounting fees                                                            136,391
Shareholder services fee-Institutional Shares                                      2,933,588
Shareholder services fee-Institutional Service Shares                              1,290,802
Share registration costs                                                             167,880
Printing and postage                                                                  24,764
Insurance premiums                                                                   119,158
Miscellaneous                                                                          7,726
TOTAL EXPENSES                                                                     9,435,821
WAIVERS:
Waiver of investment advisory fee                            $  (1,757,546)
Waiver of shareholder services fee-Institutional Shares         (2,933,588)
TOTAL WAIVERS                                                                     (4,691,134)
Net expenses                                                                                          4,744,687
Net investment income                                                                                52,869,875
Net realized loss on investments                                                                         (4,616)
Change in net assets resulting from operations                                                     $ 52,865,259


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                                                   SIX MONTHS
                                                                     ENDED                   YEAR

                                                                  (unaudited)                ENDED
                                                                  JANUARY 31,               JULY 31,

                                                                      1999                   1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     52,869,875       $      87,408,505
Net realized gain (loss) on investments                                    (4,616)                131,365
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                         52,865,259              87,539,870
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income

Institutional Shares                                                  (37,575,104)            (63,605,236)
Institutional Service Shares                                          (15,294,771)            (23,803,270)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                       (52,869,875)            (87,408,506)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        9,420,100,498          16,237,569,274
Net asset value of shares issued to shareholders in payment

of distributions declared                                               5,605,848              12,646,067
Cost of shares redeemed                                            (8,975,712,635)        (15,092,223,527)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                449,993,711           1,157,991,814
Change in net assets                                                  449,989,095           1,158,123,178
NET ASSETS:

Beginning of period                                                 3,220,286,184           2,062,163,006
End of period                                                    $  3,670,275,279       $   3,220,286,184


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                           JANUARY 31,                               YEAR ENDED JULY 31,
                                                  1999            1998         1997         1996         1995       1994
NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                              0.02           0.03         0.03         0.03         0.04       0.02
LESS DISTRIBUTIONS:
Distributions from net investment income          (0.02)         (0.03)       (0.03)       (0.03)       (0.04)     (0.02)
NET ASSET VALUE,

END OF PERIOD                                    $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
TOTAL RETURN 1                                     1.63%          3.50%        3.49%        3.55%        3.64%      2.45%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                           0.20% 2        0.20%        0.20%        0.20%        0.20%      0.20%
Net investment income                              3.20% 2        3.45%        3.43%        3.46%        3.62%      2.41%
Expense waiver/reimbursement 3                     0.35% 2        0.35%        0.35%        0.36%        0.39%      0.15%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)      $2,597,241     $2,279,770   $1,474,180   $1,514,979   $1,295,458   $789,755


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS

                                                 ENDED

                                           (unaudited)

                                           JANUARY 31,                           YEAR ENDED JULY 31,

                                                  1999           1998         1997         1996         1995         1994 1
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                             0.02           0.03         0.03         0.03         0.03       0.002
LESS DISTRIBUTIONS:
Distributions from net investment income         (0.02)         (0.03)       (0.03)       (0.03)       (0.03)     (0.002)
NET ASSET VALUE,

END OF PERIOD                                   $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 2                                    1.50%          3.25%        3.24%        3.29%        3.39%       0.18%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                                          0.45% 3        0.45%        0.45%        0.45%        0.45%       0.39% 3
Net investment income                             2.96% 3        3.20%        3.19%        3.22%        3.48%       3.04% 3
Expense waiver/reimbursement 4                    0.10% 3        0.10%        0.10%        0.11%        0.14%       0.15% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)     $1,073,034       $940,516     $587,983     $406,408     $252,016     $25,148


1 Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At July 31, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $17,686, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2005.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999 is as follows:


SECURITY                                                      ACQUISITION DATE   ACQUISITION COST
ABN AMRO MuniTOPS Certificates Trust, Series 1998-19          12/9/1998               $12,996,000
ABN AMRO MuniTOPS Certificates Trust, Series 1998-26          12/31/1998               15,000,000
ABN AMRO MuniTOPS Certificates Trust, Series 1998-28          12/16/1998               20,525,000
Alaska State Housing Finance Corp., PT-202                    6/26/1998                 7,210,843
Bibb County, GA, PT-199                                       6/19/1999                 8,000,811
Chicago, IL, Variable Rate Certificates, Series 1998-M        8/5/1998                 20,000,000
Connecticut State HFA, Variable Rate Certificates, Series

1998-S                                                        9/17/1998                 4,000,000
Cook County, IL, Series 1998-A, PT-1111                       12/11/1998                9,940,865
Intermountain Power Agency, UT, Trust Receipts, Series A-63   10/1/1998                 5,000,486
Maryland State Community Development, Series 1997, PT-123     12/10/1998               23,986,740
New York City, Trust Receipts, Series 1998 FR/RI A-79         1/5/1999                 54,261,715
New York State Dormitory Authority, PT-192                    6/5/1998                 11,781,210
New York State Mortgage Agency, PT-164                        3/25/1998                 4,995,503
San Antonio, TX Electric & Gas, PT-1110                       12/11/1998                9,890,854


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $3,670,246,586.

Transactions in shares were as follows:


                                                                 SIX MONTHS
                                                                      ENDED          YEAR ENDED

                                                                JANUARY 31,            JULY 31,
                                                                       1999                1998

INSTITUTIONAL SHARES:
Shares sold                                                   7,396,158,979      12,763,472,990

Shares issued to shareholders in payment of distributions

declared                                                          4,212,217           8,791,413
Shares redeemed                                              (7,082,897,210)    (11,966,763,689)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS      317,473,986         805,500,714


                                                                 SIX MONTHS
                                                                      ENDED          YEAR ENDED

                                                                JANUARY 31,            JULY 31,
                                                                       1999                1998

INSTITUTIONAL SERVICE SHARES:
Shares sold                                                   2,023,941,519       3,474,096,284

Shares issued to shareholders in payment of distributions

declared                                                          1,393,631           3,854,654
Shares redeemed                                              (1,892,815,425)     (3,125,459,838)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                              132,519,725         352,491,100
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                    449,993,711       1,157,991,814


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,579,378,000 and $2,278,030,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly, Federated

Advisers).

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Tax-Free Obligations Fund

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JANUARY 31, 1999

[Graphic]
Tax-Free Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 60934N401
Cusip 60934N880

0022807 (3/99)

[Graphic]

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Treasury Obligations Fund, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1999. It begins with an investment review of the short-term Treasury market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

In Treasury Obligations Fund, your ready cash is at work pursuing daily income-along with the additional advantages of daily liquidity and stability of principal 1-by investing exclusively in short-term U.S. Treasury obligations and in repurchase agreements collateralized by these obligations. At the end of the reporting period, the fund's net assets totaled $11.8 billion.

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares, Institutional Service Shares and Institutional Capital Shares totaled $0.03, $0.02, and $0.02 per share, respectively. On the last day of the reporting period, the 30-day net yields for Institutional Shares, Institutional Service Shares, and Institutional Capital Shares were 4.65%, 4.40%, and 4.55%, respectively, while the 7-day net yields were 4.70%, 4.45%, and 4.60%, respectively. 2

Thank you for your confidence in the daily earning power of Treasury Obligations Fund. As always, your questions and comments are welcome.

Sincerely,

[Graphic]

J. Christopher Donahue

President

March 15, 1999

1 An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Investment Review

Treasury Obligations Fund, which is rated AAAm 1 by Standard & Poor's ("S&P") and Aaa1 by Moody's Investors Service, Inc. ("Moody's") is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements.

There were two central themes in the short-term government markets over the reporting period ended January 31, 1999. First, the economy continued to advance at a robust pace of growth, with gross domestic product expanding in the third and fourth quarters of 1998 at 3.70% and 6.10%, respectively, and all indications that this same strength had spilled over into 1999. Although the manufacturing sector was soft, the housing and retail sectors continued to propel the economy forward. While this pace of growth is in excess of what has traditionally been viewed to be the non-inflationary potential of the economy, inflation nevertheless remained benign, perhaps reflecting advances in productivity that have enabled growth to be achieved without upward pressure on prices. Under normal circumstances, however, the growth trajectory of the economy would have been sufficient to make Federal Reserve Board ("Fed") officials concerned about the inflationary threat that could result from such above-trend growth.

Circumstances were not normal, however, as economic crises in countries overseas and in Latin America were the second, and ultimately more dominant, theme over the reporting period. In August 1998, the economic troubles in Asia spread to encompass Russia and then Latin America. As fears that the United States could not continue to be immune from what had become a global economic crisis weighed heavily on the U.S. equity market, investors both domestic and abroad fled to the perceived safety of the U.S. Treasury market. Yields on U.S. Treasury securities were driven sharply downward, as investors shunned credit-sensitive markets in favor of the safe haven of U.S. Treasuries, and a credit/liquidity crisis in the U.S. financial markets became evident. Faced with this scenario, the Fed voted to ease monetary policy by 25 basis points, bringing the federal funds target rate down to 5.25% in late September in an attempt to calm investor fears. Market participants viewed this move to be too tentative, however, and it was not until the Fed took two additional easing steps in mid-October and November, bringing the federal funds target rate to 4.75%, that some semblance of calm returned to the markets. Credit spreads narrowed over this period, albeit not back to levels that pre-dated the crisis.

One additional factor that influenced movements in rates on U.S. Treasury securities over this period-and in fact exacerbated the sharp decline in rates on these instruments in October-was the reduced supply of U.S. Treasury securities as a result of the vastly improved budget situation. With projections for the 1999 fiscal year for the U.S. Government for a surplus in the neighborhood of $100 billion, the paydown of debt by the Treasury over this period kept the market well-bid.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed-income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

Movements in short-term interest rates reflected the turbulent economic conditions early in the reporting period, and then the relative tranquillity of the markets once the Fed moves had their desired effect. The yield on the one-year Treasury bill began the reporting period at 5.40%, but was driven downward by the onslaught of investors-both domestic and abroad-seeking a safe haven from the world economic uncertainty and the instability of the U.S. equity market. The yield on this security reached a low of 3.85% by mid-October. As the additional easing steps by the Fed calmed investors, the yield on this security rose moderately to 4.60% by early November. Although the Fed took one additional easing step in mid- November, the yield on this security traded within a relatively narrow range of 4.40% to 4.60% for the remainder of the reporting period.

With the flight to quality to U.S. Treasury securities driving yields on these securities down to extreme levels, repurchase agreements remained a preferred investment in spite of the easing steps eventually taken by the Fed. The average maturity for the fund drifted lower as yields dropped below 4%-well below any expectation for the federal funds target rate. The average maturity for the fund then extended out again as yields on short-term Treasuries returned to relative value. Overall, the average maturity target range for the fund was 35 to 45 days over the reporting period. The fund's structure remained barbelled, with a significant position in repurchase agreements combined with purchases of securities with 6- to 12-month maturities. As the U.S. economy continues to chug along seemingly unaffected by the countries around it, we would expect monetary policy to remain unchanged in upcoming months, barring an economic collapse in one of our major trading counterparts. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. Treasury market.

Portfolio of Investments

JANUARY 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                                                      VALUE

                    SHORT-TERM U.S. TREASURY NOTES-17.3%

  $ 2,024,250,000   5.625% - 7.750%, 4/30/1999-12/30/1999                             $  2,036,711,049
                    REPURCHASE AGREEMENTS-83.2% 1
      225,000,000   ABN AMRO, Chicago Corp., 4.740%, dated 1/29/1999, due

                    2/1/1999                                                               225,000,000

      582,000,000   Barclays Capital, Inc., 4.740%, dated 1/29/1999, due

                    2/1/1999                                                               582,000,000
      366,000,000   Bear, Stearns and Co., 4.760%, dated 1/29/1999, due 2/1/1999           366,000,000
      266,000,000   CIBC Wood Gundy Securities Corp., 4.720%, dated 1/29/1999,
                    due 2/1/1999                                                           266,000,000
      100,000,000   CIBC Wood Gundy Securities Corp., 4.740%, dated 1/29/1999,
                    due 2/1/1999                                                           100,000,000
      400,000,000 2 Credit Suisse First Boston, Inc., 4.740%, dated 11/18/1998,
                    due 2/17/1999                                                          400,000,000
      251,000,000   Credit Suisse First Boston, Inc., 4.750%, dated 1/29/1999,
                    due 2/1/1999                                                           251,000,000
      157,485,000   Deutsche Morgan Grenfell, 4.740%, dated 1/29/1999, due
                    2/1/1999                                                               157,485,000
      576,000,000   Donaldson, Lufkin and Jenrette Securities Corp., 4.730%,
                    dated 1/29/1999, due 2/1/1999                                          576,000,000

       96,000,000   First Chicago Capital Markets, Inc., 4.720%, dated

                    1/29/1999, due 2/1/1999                                                 96,000,000
      466,000,000   First Union Capital Markets, 4.730%, dated 1/29/1999, due
                    2/1/1999                                                               466,000,000
      113,000,000 2 Goldman Sachs & Co., 4.680%, dated 1/29/1999, due 3/31/1999            113,000,000
      376,000,000 2 Goldman Sachs & Co., 4.880%, dated 12/1/1998, due 2/3/1999             376,000,000
      266,000,000   Greenwich Capital Markets, Inc., 4.740%, dated 1/29/1999,
                    due 2/1/1999                                                           266,000,000
      133,000,000 2 Lehman Government Securities, Inc., 4.700%, dated 1/21/1999,
                    due 3/1/1999                                                           133,000,000
      300,000,000   Morgan Stanley Group, Inc., 4.600%, dated 1/29/1999, due
                    2/1/1999                                                               300,000,000
      166,000,000   Paribas Corp., 4.750%, dated 1/29/1999, due 2/1/1999                   166,000,000
      566,000,000   Salomon Smith Barney, Inc., 4.750%, dated 1/29/1999, due
                    2/1/1999                                                               566,000,000

       96,000,000   Scotia Capital Markets, Inc., 4.720%, dated 1/29/1999, due

                    2/1/1999                                                                96,000,000
      416,000,000   Societe Generale Securities Corp., 4.730%, dated 1/29/1999,
                    due 2/1/1999                                                           416,000,000
      487,950,000   Societe Generale, New York, 4.730%, dated 1/29/1999, due
                    2/1/1999                                                               487,950,000
      100,000,000   State Street Bank and Trust Co., 4.720%, dated 1/29/1999,
                    due 2/1/1999                                                           100,000,000
      576,000,000   Toronto Dominion Securities (USA) Inc., 4.730%, dated
                    1/29/1999, due 2/1/1999                                                576,000,000

PRINCIPAL

AMOUNT                                                                                     VALUE

                    REPURCHASE AGREEMENTS-continued 1
 $  1,475,000,000   Warburg Dillon Reed LLC, 4.740%, dated 1/29/1999, due

                    2/1/1999                                                         $   1,475,000,000
      167,000,000 2 Warburg Dillon Reed LLC, 4.740%, dated 11/20/1998, due

                    2/18/1999                                                              167,000,000

    1,066,000,000   Westdeutsche Landesbank Girozentrale, 4.730%, dated

                    1/29/1999, due 2/1/1999                                              1,066,000,000
                    TOTAL REPURCHASE AGREEMENTS                                          9,789,435,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST) 3                           $ 11,826,146,049


1 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,765,329,941) at January 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999 (UNAUDITED)



ASSETS:
Investments in repurchase agreements                             $ 9,789,435,000
Investments in securities                                          2,036,711,049
Total investments, at amortized cost and value                                       $ 11,826,146,049
Cash                                                                                           12,741
Receivable for investments sold                                                            51,290,264
Income receivable                                                                          46,686,960
TOTAL ASSETS                                                                           11,924,136,014
LIABILITIES:

Payable for investments purchased                                    112,345,856
Income distribution payable                                           44,878,118
Accrued expenses                                                       1,582,099
TOTAL LIABILITIES                                                                         158,806,073
Net assets for 11,765,329,941 shares outstanding                                     $ 11,765,329,941
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$6,016,384,966 / 6,016,384,966 shares outstanding                                               $1.00
INSTITUTIONAL SERVICE SHARES:
$5,291,179,205 / 5,291,179,205 shares outstanding                                               $1.00
INSTITUTIONAL CAPITAL SHARES:
$457,765,770 / 457,765,770 shares outstanding                                                   $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                                                             $ 289,219,123

EXPENSES:

Investment advisory fee                                                          $  11,174,696
Administrative personnel and services fee                                            4,212,860
Custodian fees                                                                         257,018
Transfer and dividend disbursing agent fees and expenses                               122,156
Directors'/Trustees' fees                                                               32,781
Auditing fees                                                                            6,826
Legal fees                                                                              20,669
Portfolio accounting fees                                                              385,527
Shareholder services fee-Institutional Shares                                        7,190,366
Shareholder services fee-Institutional Service Shares                                6,433,184
Shareholder services fee-Institutional Capital Shares                                  344,820
Share registration costs                                                               240,965
Printing and postage                                                                    13,610
Insurance premiums                                                                      25,392
Miscellaneous                                                                           17,644
TOTAL EXPENSES                                                                      30,478,514
WAIVERS:
Waiver of investment advisory fee                             $  (5,090,371)
Waiver of shareholder services fee-Institutional Shares          (7,190,366)
Waiver of shareholder services fee-Institutional Capital
Shares                                                             (206,892)
TOTAL WAIVERS                                                                      (12,487,629)
Net expenses                                                                                            17,990,885
Net investment income                                                                                $ 271,228,238


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                                                        SIX MONTHS

                                                                             ENDED                    YEAR
                                                                       (unaudited)                   ENDED
                                                                       JANUARY 31,                JULY 31,

                                                                              1999                    1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     271,228,238       $     510,741,482
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                  (142,975,779)           (283,582,801)
Institutional Service Shares                                          (121,707,266)           (224,897,953)
Institutional Capital Shares                                            (6,545,193)             (2,260,728)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO

SHAREHOLDERS                                                          (271,228,238)           (510,741,482)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        34,599,647,835          62,011,458,681
Net asset value of shares issued to shareholders in payment

of distributions declared                                               53,497,940             122,517,950
Cost of shares redeemed                                            (33,254,817,723)        (59,678,173,575)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS               1,398,328,052           2,455,803,056
Change in net assets                                                 1,398,328,052           2,455,803,056
NET ASSETS:

Beginning of period                                                 10,367,001,889           7,911,198,833
End of period                                                    $  11,765,329,941       $  10,367,001,889


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                             SIX MONTHS

                                  ENDED

                             (unaudited)

                             JANUARY 31,                       YEAR ENDED JULY 31,

                                    1999         1998          1997          1996          1995         1994
NET ASSET VALUE,
BEGINNING OF PERIOD             $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00       $ 1.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income             0.03           0.05          0.05          0.05          0.05         0.03
LESS DISTRIBUTIONS:

Distributions from net

investment income                (0.03)         (0.05)        (0.05)        (0.05)        (0.05)       (0.03)
NET ASSET VALUE,
END OF PERIOD                   $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00       $ 1.00
TOTAL RETURN 1                    2.53%          5.54%         5.36%         5.53%         5.50%        3.35%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                          0.20% 2        0.20%         0.20%         0.20%         0.20%        0.20%
Net investment income             4.97% 2        5.40%         5.24%         5.37%         5.42%        3.29%
Expense waiver/

reimbursement 3                   0.34% 2        0.35%         0.35%         0.36%         0.36%        0.10%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)               $6,016,385     $5,289,871    $4,814,583    $4,649,870    $3,441,068   $2,582,975


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                             SIX MONTHS

                                  ENDED

                             (unaudited)

                             JANUARY 31,               YEAR ENDED JULY 31,

                                   1999            1998           1997           1996         1995       1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD              $ 1.00          $ 1.00         $ 1.00         $ 1.00       $ 1.00     $ 1.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income              0.02            0.05           0.05           0.05         0.05       0.00 3
LESS DISTRIBUTIONS:

Distributions from net

investment income                 (0.02)          (0.05)         (0.05)         (0.05)       (0.05)    (0.003)
NET ASSET VALUE,
END OF PERIOD                    $ 1.00          $ 1.00         $ 1.00         $ 1.00       $ 1.00     $ 1.00
TOTAL RETURN 2                     2.40%           5.28%          5.10%          5.26%        5.23%      0.29%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                           0.45% 3         0.45%          0.45%          0.45%        0.45%      0.39% 3
Net investment income              4.73% 3         5.15%          5.03%          5.12%        5.53%      4.26% 3
Expense waiver/

reimbursement 4                    0.09% 3         0.10%          0.10%          0.11%        0.11%      0.10% 3
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $5,291,179      $5,045,428     $3,054,110     $1,516,839     $543,855     $8,887


1 Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Capital Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                            SIX MONTHS

                                                 ENDED

                                            (unaudited)

                                            JANUARY 31,        YEAR ENDED JULY 31,
                                                   1999         1998        1997 1

NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                              0.02         0.05        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income          (0.02)       (0.05)      (0.02)
NET ASSET VALUE, END OF PERIOD                   $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 2                                     2.48%        5.43%       1.58%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                           0.31% 3      0.30%       0.30% 3
Net investment income                              4.75% 3      5.30%       5.42% 3
Expense waiver/reimbursement 4                     0.24% 3      0.25%       0.25% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)        $457,766      $31,703     $42,505


1 Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:



                                                                  SIX MONTHS                YEAR
                                                                       ENDED               ENDED

                                                                 JANUARY 31,            JULY 31,
                                                                        1999                1998

INSTITUTIONAL SHARES:
Shares sold                                                   16,740,259,301      29,392,382,133

Shares issued to shareholders in payment of distributions

declared                                                          21,187,465          45,925,317
Shares redeemed                                              (16,034,932,744)    (28,963,019,841)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       726,514,022         475,287,609


                                                                  SIX MONTHS                YEAR
                                                                       ENDED               ENDED

                                                                 JANUARY 31,            JULY 31,
                                                                        1999                1998

INSTITUTIONAL SERVICE SHARES:
Shares sold                                                   15,922,739,800      31,821,116,897

Shares issued to shareholders in payment of distributions

declared                                                          30,994,863          74,615,681
Shares redeemed                                              (15,707,983,585)    (29,904,414,631)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                               245,751,078       1,991,317,947


                                                                  SIX MONTHS                YEAR
                                                                       ENDED               ENDED

                                                                 JANUARY 31,            JULY 31,
                                                                        1999                1998

INSTITUTIONAL CAPITAL SHARES:
Shares sold                                                    1,936,648,734         797,959,651
Shares issued to shareholders in payment of distributions

declared                                                           1,315,612           1,976,952
Shares redeemed                                               (1,511,901,394)       (810,739,103)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL

SHARE TRANSACTIONS                                               426,062,952         (10,802,500)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                   1,398,328,052       2,455,803,056


At January 31, 1999, capital paid-in aggregated $11,765,329,941.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly, Federated

Advisers).

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

ANTHONY R. BOSCH

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

SEMI-ANNUAL REPORT

[Graphic]

Treasury Obligations Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 1999

 [Graphic]
Treasury Obligations Fund

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823

1022004 (3/99)